UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Advantage Large Cap Core Portfolio

LGCCS

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$55	0.49%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 25.61%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	BlackRock Advantage Large Cap Core Portfolio	Russell 1000® Index
Jan 15	$9,506	$9,725
Feb 15	$10,167	$10,287
Mar 15	$10,021	$10,159
Apr 15	$10,036	$10,231
May 15	$10,235	$10,365
Jun 15	$10,075	$10,171
Jul 15	$10,311	$10,367
Aug 15	$9,694	$9,743
Sep 15	$9,404	$9,476
Oct 15	$10,186	$10,243
Nov 15	$10,189	$10,277
Dec 15	$10,060	$10,092
Jan 16	$9,378	$9,549
Feb 16	$9,260	$9,545
Mar 16	$9,893	$10,210
Apr 16	$9,829	$10,266
May 16	$9,996	$10,446
Jun 16	$9,863	$10,469
Jul 16	$10,258	$10,868
Aug 16	$10,365	$10,882
Sep 16	$10,377	$10,891
Oct 16	$10,266	$10,679
Nov 16	$10,898	$11,100
Dec 16	$11,135	$11,308
Jan 17	$11,381	$11,536
Feb 17	$11,902	$11,982
Mar 17	$11,873	$11,990
Apr 17	$12,082	$12,116
May 17	$12,156	$12,271
Jun 17	$12,197	$12,357
Jul 17	$12,444	$12,601
Aug 17	$12,532	$12,641
Sep 17	$12,861	$12,910
Oct 17	$13,131	$13,206
Nov 17	$13,506	$13,609
Dec 17	$13,611	$13,761
Jan 18	$14,513	$14,516
Feb 18	$14,059	$13,983
Mar 18	$13,807	$13,666
Apr 18	$13,774	$13,712
May 18	$14,070	$14,062
Jun 18	$14,115	$14,153
Jul 18	$14,584	$14,642
Aug 18	$15,119	$15,146
Sep 18	$15,154	$15,204
Oct 18	$13,980	$14,128
Nov 18	$14,202	$14,415
Dec 18	$12,915	$13,102
Jan 19	$14,046	$14,200
Feb 19	$14,549	$14,681
Mar 19	$14,713	$14,937
Apr 19	$15,321	$15,540
May 19	$14,464	$14,550
Jun 19	$15,314	$15,571
Jul 19	$15,482	$15,813
Aug 19	$15,142	$15,523
Sep 19	$15,364	$15,792
Oct 19	$15,672	$16,127
Nov 19	$16,240	$16,736
Dec 19	$16,673	$17,220
Jan 20	$16,770	$17,238
Feb 20	$15,396	$15,830
Mar 20	$13,387	$13,738
Apr 20	$15,187	$15,553
May 20	$15,940	$16,374
Jun 20	$16,317	$16,736
Jul 20	$17,196	$17,716
Aug 20	$18,530	$19,016
Sep 20	$17,803	$18,321
Oct 20	$17,224	$17,879
Nov 20	$19,229	$19,985
Dec 20	$20,006	$20,830
Jan 21	$19,822	$20,658
Feb 21	$20,465	$21,257
Mar 21	$21,276	$22,061
Apr 21	$22,432	$23,249
May 21	$22,677	$23,359
Jun 21	$23,190	$23,944
Jul 21	$23,794	$24,442
Aug 21	$24,350	$25,149
Sep 21	$23,176	$23,994
Oct 21	$24,734	$25,659
Nov 21	$24,624	$25,315
Dec 21	$25,694	$26,340
Jan 22	$24,232	$24,855
Feb 22	$23,393	$24,173
Mar 22	$24,138	$24,989
Apr 22	$22,053	$22,761
May 22	$22,025	$22,727
Jun 22	$20,167	$20,823
Jul 22	$21,825	$22,763
Aug 22	$20,929	$21,889
Sep 22	$19,059	$19,863
Oct 22	$20,686	$21,456
Nov 22	$21,815	$22,617
Dec 22	$20,583	$21,302
Jan 23	$21,906	$22,730
Feb 23	$21,412	$22,189
Mar 23	$22,054	$22,891
Apr 23	$22,212	$23,175
May 23	$22,202	$23,283
Jun 23	$23,800	$24,855
Jul 23	$24,511	$25,710
Aug 23	$24,165	$25,260
Sep 23	$23,050	$24,073
Oct 23	$22,567	$23,491
Nov 23	$24,688	$25,685
Dec 23	$25,813	$26,953
Jan 24	$26,259	$27,329
Feb 24	$27,547	$28,805
Mar 24	$28,814	$29,728
Apr 24	$27,607	$28,463
May 24	$29,037	$29,804
Jun 24	$30,091	$30,790
Jul 24	$30,501	$31,238
Aug 24	$31,238	$31,979
Sep 24	$31,842	$32,663
Oct 24	$31,504	$32,434
Nov 24	$33,356	$34,522
Dec 24	$32,424	$33,560

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	25.61%	14.23%	12.48%
Russell 1000® Index...
	24.51	14.28	12.87

Key Fund statistics

Net Assets...
$214,130,833
Number of Portfolio Holdings...
193
Net Investment Advisory Fees...
$770,908
Portfolio Turnover Rate...
115%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Portfolio.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
3.2
Liabilities in Excess of Other Assets...
(2.3)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Annual Shareholder Report — December 31, 2024

LGCCS-12/24-AR

BlackRock Capital Appreciation Portfolio

FDGRS

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$55	0.47%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 31.51%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	BlackRock Capital Appreciation Portfolio	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,830	$9,700	$9,847
Feb 15	$10,499	$10,257	$10,503
Mar 15	$10,401	$10,095	$10,384
Apr 15	$10,519	$10,192	$10,436
May 15	$10,735	$10,323	$10,583
Jun 15	$10,640	$10,123	$10,396
Jul 15	$11,121	$10,335	$10,749
Aug 15	$10,374	$9,712	$10,096
Sep 15	$9,917	$9,471	$9,846
Oct 15	$10,767	$10,270	$10,694
Nov 15	$10,896	$10,301	$10,724
Dec 15	$10,727	$10,138	$10,567
Jan 16	$9,886	$9,635	$9,977
Feb 16	$9,655	$9,622	$9,973
Mar 16	$10,189	$10,275	$10,645
Apr 16	$10,114	$10,315	$10,548
May 16	$10,470	$10,500	$10,753
Jun 16	$10,280	$10,527	$10,711
Jul 16	$10,849	$10,915	$11,216
Aug 16	$10,906	$10,931	$11,160
Sep 16	$11,087	$10,933	$11,201
Oct 16	$10,814	$10,733	$10,938
Nov 16	$10,693	$11,131	$11,176
Dec 16	$10,769	$11,351	$11,314
Jan 17	$11,250	$11,566	$11,696
Feb 17	$11,727	$12,025	$12,182
Mar 17	$11,865	$12,039	$12,322
Apr 17	$12,230	$12,163	$12,604
May 17	$12,583	$12,334	$12,932
Jun 17	$12,666	$12,411	$12,898
Jul 17	$13,228	$12,666	$13,241
Aug 17	$13,343	$12,705	$13,483
Sep 17	$13,363	$12,967	$13,659
Oct 17	$14,020	$13,270	$14,188
Nov 17	$14,306	$13,677	$14,619
Dec 17	$14,394	$13,829	$14,733
Jan 18	$15,894	$14,621	$15,776
Feb 18	$15,582	$14,082	$15,363
Mar 18	$15,238	$13,724	$14,941
Apr 18	$15,536	$13,777	$14,994
May 18	$16,182	$14,108	$15,651
Jun 18	$16,522	$14,195	$15,801
Jul 18	$16,712	$14,724	$16,265
Aug 18	$17,403	$15,203	$17,155
Sep 18	$17,486	$15,290	$17,251
Oct 18	$15,646	$14,245	$15,708
Nov 18	$16,089	$14,535	$15,875
Dec 18	$14,738	$13,223	$14,510
Jan 19	$16,211	$14,282	$15,814
Feb 19	$16,766	$14,741	$16,380
Mar 19	$17,265	$15,027	$16,846
Apr 19	$18,025	$15,636	$17,607
May 19	$17,160	$14,642	$16,495
Jun 19	$18,295	$15,674	$17,628
Jul 19	$18,385	$15,899	$18,026
Aug 19	$18,251	$15,648	$17,888
Sep 19	$17,855	$15,940	$17,890
Oct 19	$18,170	$16,286	$18,394
Nov 19	$19,122	$16,877	$19,210
Dec 19	$19,570	$17,386	$19,790
Jan 20	$20,269	$17,379	$20,232
Feb 20	$19,209	$15,949	$18,854
Mar 20	$17,256	$13,979	$17,000
Apr 20	$19,823	$15,771	$19,515
May 20	$21,406	$16,522	$20,825
Jun 20	$22,267	$16,850	$21,732
Jul 20	$23,563	$17,801	$23,404
Aug 20	$25,636	$19,080	$25,819
Sep 20	$24,732	$18,355	$24,604
Oct 20	$23,982	$17,867	$23,769
Nov 20	$26,400	$19,823	$26,203
Dec 20	$27,430	$20,585	$27,408
Jan 21	$27,065	$20,377	$27,205
Feb 21	$27,469	$20,939	$27,199
Mar 21	$27,547	$21,856	$27,666
Apr 21	$29,627	$23,022	$29,548
May 21	$29,252	$23,183	$29,140
Jun 21	$31,133	$23,724	$30,968
Jul 21	$32,204	$24,288	$31,988
Aug 21	$33,258	$25,026	$33,184
Sep 21	$31,336	$23,863	$31,326
Oct 21	$33,347	$25,534	$34,039
Nov 21	$32,888	$25,357	$34,247
Dec 21	$33,250	$26,494	$34,971
Jan 22	$29,517	$25,123	$31,970
Feb 22	$28,046	$24,371	$30,612
Mar 22	$28,744	$25,276	$31,809
Apr 22	$24,779	$23,071	$27,968
May 22	$24,256	$23,114	$27,318
Jun 22	$22,104	$21,206	$25,154
Jul 22	$24,863	$23,161	$28,173
Aug 22	$23,043	$22,217	$26,861
Sep 22	$20,508	$20,170	$24,249
Oct 22	$21,333	$21,804	$25,667
Nov 22	$22,588	$23,022	$26,836
Dec 22	$20,752	$21,696	$24,782
Jan 23	$23,034	$23,059	$26,847
Feb 23	$22,504	$22,496	$26,528
Mar 23	$24,262	$23,322	$28,342
Apr 23	$24,598	$23,686	$28,621
May 23	$25,949	$23,789	$29,926
Jun 23	$27,797	$25,361	$31,972
Jul 23	$28,561	$26,176	$33,050
Aug 23	$28,600	$25,759	$32,753
Sep 23	$26,776	$24,531	$30,972
Oct 23	$26,421	$24,015	$30,531
Nov 23	$29,745	$26,208	$33,859
Dec 23	$31,046	$27,399	$35,358
Jan 24	$32,260	$27,859	$36,240
Feb 24	$34,587	$29,347	$38,713
Mar 24	$35,257	$30,291	$39,394
Apr 24	$33,553	$29,054	$37,723
May 24	$35,502	$30,494	$39,981
Jun 24	$37,876	$31,589	$42,677
Jul 24	$36,879	$31,973	$41,951
Aug 24	$37,787	$32,749	$42,825
Sep 24	$38,488	$33,448	$44,038
Oct 24	$38,187	$33,145	$43,893
Nov 24	$40,577	$35,090	$46,740
Dec 24	$40,830	$34,254	$47,152

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Capital Appreciation Portfolio...
	31.51%	15.85%	15.11%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

Key Fund statistics

Net Assets...
$255,120,973
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$896,603
Portfolio Turnover Rate...
27%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Consumer Discretionary...
14.9
Communication Services...
14.1
Health Care...
8.3
Financials...
7.4
Industrials...
6.0
Materials...
1.3
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation Portfolio

FDGRS

Annual Shareholder Report — December 31, 2024

FDGRS-12/24-AR

BlackRock Global Allocation Portfolio

GLALS

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$60	0.57%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 9.74%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	BlackRock Global Allocation Portfolio	FTSE World Index	Reference Benchmark
Jan 15	$10,013	$9,835	$9,919
Feb 15	$10,354	$10,390	$10,207
Mar 15	$10,284	$10,231	$10,097
Apr 15	$10,477	$10,503	$10,271
May 15	$10,509	$10,515	$10,235
Jun 15	$10,316	$10,280	$10,087
Jul 15	$10,313	$10,411	$10,193
Aug 15	$9,947	$9,722	$9,808
Sep 15	$9,665	$9,367	$9,644
Oct 15	$10,078	$10,106	$10,100
Nov 15	$10,032	$10,041	$10,007
Dec 15	$9,938	$9,863	$9,922
Jan 16	$9,603	$9,282	$9,655
Feb 16	$9,498	$9,227	$9,698
Mar 16	$9,896	$9,906	$10,185
Apr 16	$10,015	$10,061	$10,296
May 16	$9,966	$10,090	$10,280
Jun 16	$9,966	$10,015	$10,360
Jul 16	$10,252	$10,452	$10,636
Aug 16	$10,301	$10,472	$10,613
Sep 16	$10,356	$10,538	$10,671
Oct 16	$10,224	$10,363	$10,469
Nov 16	$10,259	$10,464	$10,394
Dec 16	$10,360	$10,716	$10,523
Jan 17	$10,551	$11,000	$10,710
Feb 17	$10,743	$11,317	$10,916
Mar 17	$10,835	$11,454	$10,990
Apr 17	$10,970	$11,639	$11,138
May 17	$11,147	$11,902	$11,337
Jun 17	$11,169	$11,958	$11,356
Jul 17	$11,401	$12,265	$11,588
Aug 17	$11,444	$12,306	$11,651
Sep 17	$11,515	$12,563	$11,747
Oct 17	$11,607	$12,817	$11,874
Nov 17	$11,743	$13,084	$12,063
Dec 17	$11,816	$13,296	$12,175
Jan 18	$12,247	$14,015	$12,596
Feb 18	$11,873	$13,450	$12,268
Mar 18	$11,772	$13,177	$12,168
Apr 18	$11,722	$13,317	$12,169
May 18	$11,715	$13,335	$12,178
Jun 18	$11,643	$13,290	$12,148
Jul 18	$11,864	$13,715	$12,374
Aug 18	$11,886	$13,846	$12,469
Sep 18	$11,835	$13,940	$12,480
Oct 18	$11,285	$12,911	$11,905
Nov 18	$11,424	$13,067	$12,026
Dec 18	$10,957	$12,131	$11,606
Jan 19	$11,528	$13,078	$12,198
Feb 19	$11,667	$13,436	$12,367
Mar 19	$11,790	$13,598	$12,524
Apr 19	$11,983	$14,077	$12,777
May 19	$11,667	$13,275	$12,421
Jun 19	$12,145	$14,149	$13,008
Jul 19	$12,103	$14,205	$13,017
Aug 19	$12,111	$13,892	$12,972
Sep 19	$12,204	$14,218	$13,101
Oct 19	$12,469	$14,609	$13,340
Nov 19	$12,640	$14,984	$13,495
Dec 19	$12,943	$15,496	$13,787
Jan 20	$12,967	$15,352	$13,785
Feb 20	$12,451	$14,060	$13,154
Mar 20	$11,337	$12,163	$12,128
Apr 20	$12,265	$13,483	$12,941
May 20	$12,741	$14,128	$13,310
Jun 20	$12,999	$14,536	$13,557
Jul 20	$13,676	$15,256	$14,072
Aug 20	$14,215	$16,225	$14,574
Sep 20	$13,995	$15,698	$14,286
Oct 20	$13,733	$15,232	$14,023
Nov 20	$15,032	$17,217	$15,149
Dec 20	$15,644	$18,027	$15,626
Jan 21	$15,566	$17,877	$15,497
Feb 21	$15,775	$18,323	$15,618
Mar 21	$15,905	$18,938	$15,870
Apr 21	$16,463	$19,814	$16,360
May 21	$16,689	$20,125	$16,580
Jun 21	$16,680	$20,391	$16,621
Jul 21	$16,680	$20,678	$16,850
Aug 21	$16,848	$21,187	$17,072
Sep 21	$16,310	$20,301	$16,534
Oct 21	$16,769	$21,363	$16,987
Nov 21	$16,310	$20,870	$16,763
Dec 21	$16,706	$21,804	$17,210
Jan 22	$16,042	$20,707	$16,593
Feb 22	$15,685	$20,222	$16,315
Mar 22	$15,556	$20,769	$16,367
Apr 22	$14,703	$19,060	$15,301
May 22	$14,842	$19,124	$15,374
Jun 22	$13,940	$17,419	$14,399
Jul 22	$14,583	$18,740	$15,144
Aug 22	$14,149	$18,003	$14,546
Sep 22	$13,203	$16,302	$13,463
Oct 22	$13,666	$17,434	$14,006
Nov 22	$14,462	$18,728	$14,870
Dec 22	$14,079	$17,979	$14,526
Jan 23	$14,817	$19,269	$15,290
Feb 23	$14,304	$18,787	$14,870
Mar 23	$14,632	$19,368	$15,356
Apr 23	$14,755	$19,701	$15,560
May 23	$14,612	$19,548	$15,355
Jun 23	$15,104	$20,689	$15,851
Jul 23	$15,390	$21,405	$16,194
Aug 23	$15,042	$20,872	$15,889
Sep 23	$14,499	$19,997	$15,339
Oct 23	$14,294	$19,417	$15,026
Nov 23	$15,257	$21,271	$16,114
Dec 23	$15,934	$22,326	$16,806
Jan 24	$15,944	$22,530	$16,835
Feb 24	$16,387	$23,469	$17,145
Mar 24	$16,809	$24,240	$17,523
Apr 24	$16,197	$23,369	$17,000
May 24	$16,767	$24,374	$17,513
Jun 24	$16,967	$24,906	$17,735
Jul 24	$17,155	$25,346	$18,117
Aug 24	$17,532	$26,028	$18,545
Sep 24	$17,822	$26,496	$18,848
Oct 24	$17,392	$25,946	$18,341
Nov 24	$17,919	$27,001	$18,731
Dec 24	$17,486	$26,336	$18,334

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Global Allocation Portfolio...
	9.74%	6.20%	5.75%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

Key Fund statistics

Net Assets...
$146,008,958
Number of Portfolio Holdings...
1,674
Net Investment Advisory Fees...
$132,200
Portfolio Turnover Rate...
155%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.5%	-%	66.5%
United Kingdom...
	4.8	-	4.8
Japan...
	3.5	-	3.5
France...
	3.3	-	3.3
Italy...
	2.3	-	2.3
Netherlands...
	2.3	-	2.3
Canada...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
Taiwan...
	1.3	-	1.3
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Portfolio

BlackRock Global Allocation Portfolio| GLALS

Annual Shareholder Report — December 31, 2024

GLALS-12/24-AR

BlackRock Government Money Market Portfolio

MNRSV

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$51	0.50%

Key Fund statistics

Net Assets...
$108,096,016
Number of Portfolio Holdings...
88
Net Investment Advisory Fees...
$415,291
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.09%
   7-Day Yield...
4.09%

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.5%
U.S. Treasury Obligations...
39.2
U.S. Government Sponsored Agency Obligations...
17.7
Other Assets Less Liabilities...
3.6

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market Portfolio

MNRSV

Annual Shareholder Report — December 31, 2024

MNRSV-12/24-AR

BlackRock Sustainable Balanced Portfolio

BLCPS

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Sustainable Balanced Portfolio	$51	0.48%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 12.88%.

  For the same period, the MSCI All Country World Index returned 17.49% and the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

The portfolio has three main drivers of absolute performance: tactical asset allocation (including stock, bond, and currency positioning, as well as regional tilts), equity security selection, and fixed income security selection. Given the positive returns for global equities and U.S. bonds in 2024, all three strategies made positive contributions to absolute returns.

The Fund held derivatives as a part of its investment strategy. The portfolio management team used derivatives as a means to manage risk and/or take outright views on equities and bonds. Derivatives held to express active asset allocation views produced positive returns in the annual period.

What detracted from performance?

Currency positioning in tactical asset allocation strategy detracted. The Fund was positioned short in the U.S. dollar versus a basket of developed market currencies, which was a negative at a time of dollar strength. With respect to security selection in equities, environmental, social, and governance-related insights detracted. Fundamental valuation measures also experienced negative absolute returns given the market’s focus on a very narrow group of richly valued U.S. technology stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	BlackRock Sustainable Balanced Portfolio	MSCI All Country World Index	Bloomberg U.S. Aggregate Bond Index	60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Jan 15	$9,736	$9,844	$10,210	$9,990
Feb 15	$10,163	$10,392	$10,114	$10,286
Mar 15	$10,090	$10,231	$10,161	$10,210
Apr 15	$10,090	$10,528	$10,124	$10,373
May 15	$10,202	$10,514	$10,100	$10,355
Jun 15	$10,056	$10,266	$9,990	$10,163
Jul 15	$10,226	$10,355	$10,059	$10,244
Aug 15	$9,841	$9,646	$10,045	$9,817
Sep 15	$9,677	$9,296	$10,113	$9,630
Oct 15	$10,163	$10,026	$10,114	$10,084
Nov 15	$10,152	$9,943	$10,088	$10,024
Dec 15	$10,052	$9,764	$10,055	$9,902
Jan 16	$9,680	$9,175	$10,193	$9,599
Feb 16	$9,668	$9,112	$10,266	$9,586
Mar 16	$10,118	$9,787	$10,360	$10,048
Apr 16	$10,100	$9,931	$10,400	$10,152
May 16	$10,203	$9,944	$10,402	$10,161
Jun 16	$10,197	$9,884	$10,589	$10,197
Jul 16	$10,471	$10,310	$10,656	$10,486
Aug 16	$10,531	$10,344	$10,644	$10,503
Sep 16	$10,550	$10,408	$10,638	$10,539
Oct 16	$10,459	$10,231	$10,556	$10,399
Nov 16	$10,773	$10,309	$10,307	$10,348
Dec 16	$10,922	$10,531	$10,321	$10,488
Jan 17	$11,077	$10,819	$10,341	$10,669
Feb 17	$11,414	$11,123	$10,411	$10,877
Mar 17	$11,401	$11,259	$10,405	$10,954
Apr 17	$11,569	$11,434	$10,486	$11,091
May 17	$11,653	$11,687	$10,567	$11,272
Jun 17	$11,679	$11,740	$10,556	$11,298
Jul 17	$11,831	$12,068	$10,601	$11,507
Aug 17	$11,917	$12,114	$10,696	$11,575
Sep 17	$12,108	$12,348	$10,645	$11,687
Oct 17	$12,272	$12,605	$10,652	$11,835
Nov 17	$12,463	$12,849	$10,638	$11,966
Dec 17	$12,515	$13,056	$10,687	$12,104
Jan 18	$12,982	$13,793	$10,564	$12,458
Feb 18	$12,729	$13,213	$10,464	$12,097
Mar 18	$12,594	$12,931	$10,531	$11,973
Apr 18	$12,594	$13,054	$10,452	$12,006
May 18	$12,768	$13,070	$10,527	$12,049
Jun 18	$12,784	$13,000	$10,514	$12,004
Jul 18	$13,047	$13,392	$10,516	$12,222
Aug 18	$13,344	$13,497	$10,584	$12,311
Sep 18	$13,368	$13,555	$10,516	$12,312
Oct 18	$12,678	$12,540	$10,433	$11,719
Nov 18	$12,838	$12,723	$10,495	$11,850
Dec 18	$12,182	$11,827	$10,688	$11,436
Jan 19	$12,950	$12,761	$10,801	$12,027
Feb 19	$13,220	$13,102	$10,795	$12,217
Mar 19	$13,464	$13,267	$11,003	$12,403
Apr 19	$13,795	$13,715	$11,005	$12,655
May 19	$13,403	$12,901	$11,201	$12,295
Jun 19	$13,978	$13,746	$11,341	$12,840
Jul 19	$14,092	$13,786	$11,366	$12,874
Aug 19	$14,005	$13,459	$11,661	$12,824
Sep 19	$14,118	$13,742	$11,599	$12,958
Oct 19	$14,301	$14,119	$11,634	$13,187
Nov 19	$14,615	$14,463	$11,628	$13,377
Dec 19	$14,869	$14,973	$11,620	$13,656
Jan 20	$15,010	$14,807	$11,843	$13,671
Feb 20	$14,288	$13,611	$12,056	$13,107
Mar 20	$12,891	$11,774	$11,985	$12,014
Apr 20	$14,138	$13,035	$12,198	$12,872
May 20	$14,654	$13,602	$12,255	$13,232
Jun 20	$14,926	$14,036	$12,332	$13,519
Jul 20	$15,537	$14,779	$12,517	$14,028
Aug 20	$16,235	$15,683	$12,416	$14,498
Sep 20	$15,857	$15,178	$12,409	$14,215
Oct 20	$15,527	$14,809	$12,353	$13,982
Nov 20	$16,754	$16,634	$12,475	$15,071
Dec 20	$17,211	$17,406	$12,492	$15,499
Jan 21	$17,057	$17,327	$12,402	$15,412
Feb 21	$17,314	$17,729	$12,223	$15,537
Mar 21	$17,673	$18,202	$12,071	$15,709
Apr 21	$18,329	$18,998	$12,166	$16,170
May 21	$18,462	$19,294	$12,206	$16,343
Jun 21	$18,800	$19,548	$12,291	$16,518
Jul 21	$19,164	$19,682	$12,429	$16,660
Aug 21	$19,445	$20,175	$12,405	$16,897
Sep 21	$18,811	$19,342	$12,298	$16,420
Oct 21	$19,601	$20,329	$12,294	$16,921
Nov 21	$19,549	$19,839	$12,331	$16,697
Dec 21	$20,078	$20,633	$12,299	$17,080
Jan 22	$19,186	$19,620	$12,034	$16,430
Feb 22	$18,656	$19,113	$11,900	$16,102
Mar 22	$18,873	$19,527	$11,569	$16,132
Apr 22	$17,681	$17,964	$11,130	$15,113
May 22	$17,825	$17,985	$11,202	$15,162
Jun 22	$16,778	$16,469	$11,026	$14,300
Jul 22	$17,651	$17,619	$11,296	$15,039
Aug 22	$17,005	$16,970	$10,977	$14,537
Sep 22	$15,752	$15,346	$10,502	$13,451
Oct 22	$16,336	$16,272	$10,366	$13,868
Nov 22	$17,468	$17,534	$10,748	$14,717
Dec 22	$16,914	$16,844	$10,699	$14,343
Jan 23	$17,897	$18,051	$11,028	$15,137
Feb 23	$17,393	$17,534	$10,743	$14,720
Mar 23	$17,934	$18,075	$11,016	$15,142
Apr 23	$18,192	$18,334	$11,083	$15,309
May 23	$17,959	$18,138	$10,962	$15,144
Jun 23	$18,622	$19,191	$10,923	$15,650
Jul 23	$18,990	$19,894	$10,915	$15,989
Aug 23	$18,632	$19,338	$10,846	$15,680
Sep 23	$17,980	$18,538	$10,570	$15,132
Oct 23	$17,586	$17,981	$10,403	$14,764
Nov 23	$18,916	$19,640	$10,874	$15,849
Dec 23	$19,716	$20,584	$11,291	$16,548
Jan 24	$19,754	$20,704	$11,260	$16,588
Feb 24	$20,249	$21,593	$11,101	$16,921
Mar 24	$20,821	$22,271	$11,203	$17,303
Apr 24	$20,262	$21,536	$10,920	$16,785
May 24	$21,101	$22,411	$11,105	$17,308
Jun 24	$21,457	$22,910	$11,210	$17,605
Jul 24	$21,792	$23,279	$11,472	$17,940
Aug 24	$22,271	$23,870	$11,637	$18,316
Sep 24	$22,698	$24,425	$11,793	$18,670
Oct 24	$22,193	$23,877	$11,500	$18,233
Nov 24	$22,763	$24,770	$11,622	$18,719
Dec 24	$22,255	$24,183	$11,432	$18,331

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Sustainable Balanced Portfolio...
	12.88%	8.40%	8.33%
MSCI All Country World Index...
	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25

Key Fund statistics

Net Assets...
$454,358,052
Number of Portfolio Holdings...
1,533
Net Investment Advisory Fees...
$1,674,651
Portfolio Turnover Rate...
104%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies under the name BlackRock Balanced Capital Portfolio.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
61.2%
Corporate Bonds...
18.8
U.S. Treasury Obligations...
11.0
U.S. Government Sponsored Agency Securities...
7.4
Investment Companies...
1.1
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Foreign Government Obligations...
0.1
Other Interests...
-

Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

On November 19, 2024, the Board approved a change in the name of the Fund to BlackRock Balanced Portfolio and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes are expected to become effective on or about May 1, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Balanced Portfolio

BLCPS

Annual Shareholder Report — December 31, 2024

BLCPS-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$23,460	$23,460	$0	$0	$13,200	$13,200	$0	$407
BlackRock Capital Appreciation Portfolio	$26,316	$26,316	$0	$0	$13,200	$13,200	$0	$407
BlackRock Global Allocation Portfolio	$38,964	$38,964	$0	$0	$24,800	$24,800	$0	$407
BlackRock Government Money Market Portfolio	$27,030	$27,030	$0	$0	$9,900	$9,900	$0	$407
BlackRock Sustainable Balanced Portfolio	$34,578	$34,578	$0	$0	$15,800	$15,800	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$13,200	$13,607
BlackRock Capital Appreciation Portfolio	$13,200	$13,607
BlackRock Global Allocation Portfolio	$24,800	$25,207
BlackRock Government Money Market Portfolio	$9,900	$10,307
BlackRock Sustainable Balanced Portfolio	$15,800	$16,207

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
General Electric Co. .................. 1,238 $ 206,486
HEICO Corp. , Class A ................. 1,499 278,934
Lockheed Martin Corp. ................ 3,524 1,712,452
Northrop Grumman Corp. .............. 4,671 2,192,054
RTX Corp. ........................ 1,542 178,440
4,568,366
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc. .. 6,805 753,790
Automobile Components — 0.2%
(a)
BorgWarner, Inc. .................... 7,921 251,809
Lear Corp. ........................ 1,096 103,791
355,600
Automobiles — 1.9%
Tesla, Inc.
(b)
........................ 9,794 3,955,209
Banks — 4.0%
Bank of America Corp. ................ 64,532 2,836,181
Citigroup, Inc. ...................... 26,207 1,844,711
JPMorgan Chase & Co. ............... 9,711 2,327,824
PNC Financial Services Group, Inc. (The) ... 8,269 1,594,677
8,603,393
Biotechnology — 2.5%
AbbVie, Inc. ....................... 915 162,595
Amgen, Inc. ....................... 1,406 366,460
Biogen, Inc.
(b)
...................... 7,672 1,173,202
BioMarin Pharmaceutical, Inc.
(b)
.......... 10,503 690,362
Gilead Sciences, Inc. ................. 3,216 297,062
Ionis Pharmaceuticals, Inc.
(b)
............ 5,746 200,880
Moderna, Inc.
(b)
..................... 1,581 65,738
Natera, Inc.
(b)
...................... 2,665 421,870
Neurocrine Biosciences, Inc.
(b)
........... 7,592 1,036,308
Regeneron Pharmaceuticals, Inc.
(b)
........ 605 430,960
Ultragenyx Pharmaceutical, Inc.
(b)
......... 4,693 197,435
United Therapeutics Corp.
(b)
............. 912 321,790
5,364,662
Broadline Retail — 4.4%
(b)
Amazon.com, Inc. ................... 43,144 9,465,362
Etsy, Inc. ......................... 750 39,668
9,505,030
Building Products — 0.9%
Trane Technologies plc ................ 5,243 1,936,502
Capital Markets — 4.6%
Charles Schwab Corp. (The) ............ 4,975 368,200
CME Group, Inc. , Class A .............. 8,431 1,957,931
Interactive Brokers Group, Inc. , Class A ..... 2,605 460,225
Intercontinental Exchange, Inc. .......... 14,102 2,101,339
Invesco Ltd. ....................... 92,439 1,615,834
Moody's Corp. ...................... 939 444,494
Morgan Stanley ..................... 13,469 1,693,323
MSCI, Inc. ........................ 519 311,405
Nasdaq, Inc. ....................... 1,077 83,263
S&P Global, Inc. .................... 830 413,365
State Street Corp. ................... 4,660 457,379
9,906,758
Chemicals — 0.5%
Ecolab, Inc. ....................... 807 189,096
Huntsman Corp. .................... 16,506 297,603
LyondellBasell Industries NV , Class A ...... 5,378 399,424
Security
Shares
Shares Value
Chemicals (continued)
Mosaic Co. (The) .................... 7,574 $ 186,169
1,072,292
Commercial Services & Supplies — 1.7%
Cintas Corp. ....................... 12,404 2,266,211
Waste Management, Inc. ............... 7,288 1,470,645
3,736,856
Communications Equipment — 1.1%
Motorola Solutions, Inc. ............... 5,149 2,380,022
Construction & Engineering — 1.1%
Comfort Systems USA, Inc. ............. 2,421 1,026,649
EMCOR Group, Inc. .................. 1,091 495,205
MasTec, Inc.
(b)
...................... 5,603 762,793
2,284,647
Consumer Finance — 0.1%
American Express Co. ................ 549 162,938
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ............... 3,527 3,231,684
Kroger Co. (The) .................... 7,933 485,103
Walmart, Inc. ....................... 27,959 2,526,096
6,242,883
Containers & Packaging — 1.2%
Crown Holdings, Inc.
(a)
................ 4,650 384,508
Packaging Corp. of America ............ 10,077 2,268,635
2,653,143
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(b)
..... 984 109,076
Electric Utilities — 1.0%
Exelon Corp. ....................... 16,871 635,024
NextEra Energy, Inc. ................. 1,768 126,748
OGE Energy Corp. ................... 10,667 440,014
Pinnacle West Capital Corp. ............ 12,238 1,037,415
2,239,201
Electrical Equipment — 1.1%
Eaton Corp. plc ..................... 7,149 2,372,539
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A .............. 19,723 1,369,762
Flex Ltd.
(b)
......................... 1,562 59,965
Insight Enterprises, Inc.
(a) (b)
............. 418 63,578
TE Connectivity plc .................. 181 25,878
1,519,183
Energy Equipment & Services — 0.6%
Halliburton Co. ..................... 44,419 1,207,753
Entertainment — 0.4%
(b)
Netflix, Inc. ........................ 619 551,727
ROBLOX Corp. , Class A ............... 3,736 216,165
Roku, Inc. , Class A ................... 432 32,115
800,007
Financial Services — 3.0%
Berkshire Hathaway, Inc. , Class B
(b)
....... 1,875 849,900
Mastercard, Inc. , Class A ............... 4,096 2,156,831
Visa, Inc. , Class A ................... 10,897 3,443,888
6,450,619
Ground Transportation — 0.7%
Uber Technologies, Inc.
(b)
.............. 23,967 1,445,689

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co. ............... 730 $ 165,615
Boston Scientific Corp.
(b)
............... 2,186 195,254
Medtronic plc ...................... 28,290 2,259,805
Stryker Corp. ...................... 3,764 1,355,228
3,975,902
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. .................. 5,589 661,011
Centene Corp.
(b)
.................... 13,168 797,717
Cigna Group (The) ................... 521 143,869
Elevance Health, Inc.
(a)
................ 1,249 460,756
Encompass Health Corp. .............. 274 25,304
HCA Healthcare, Inc. ................. 4,713 1,414,607
Molina Healthcare, Inc.
(b)
............... 318 92,554
Tenet Healthcare Corp.
(b)
............... 1,870 236,050
UnitedHealth Group, Inc. ............... 2,231 1,128,574
4,960,442
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(b)
................. 1,299 170,701
Booking Holdings, Inc. ................ 416 2,066,863
DoorDash, Inc. , Class A
(a) (b)
............. 1,924 322,751
Texas Roadhouse, Inc.
(a)
............... 7,383 1,332,115
Wingstop, Inc. ...................... 1,339 380,544
4,272,974
Household Durables — 0.7%
DR Horton, Inc. ..................... 5,034 703,854
NVR, Inc.
(b)
........................ 6 49,073
PulteGroup, Inc. .................... 240 26,136
Taylor Morrison Home Corp.
(b)
........... 4,894 299,562
Toll Brothers, Inc. .................... 3,945 496,873
1,575,498
Household Products — 0.8%
Colgate-Palmolive Co. ................ 14,819 1,347,195
Procter & Gamble Co. (The) ............ 2,096 351,395
1,698,590
Industrial Conglomerates — 0.1%
3M Co. ........................... 1,130 145,872
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc. .......... 11,885 595,795
Prologis, Inc. ....................... 1,214 128,320
724,115
Insurance — 2.5%
Allstate Corp. (The) .................. 3,621 698,092
Brown & Brown, Inc. .................. 3,133 319,628
Globe Life, Inc. ..................... 196 21,858
Hartford Financial Services Group, Inc. (The) . 295 32,273
Marsh & McLennan Cos., Inc.
(a)
.......... 4,332 920,160
Progressive Corp. (The) ............... 11,329 2,714,542
Reinsurance Group of America, Inc. ....... 1,682 359,326
Travelers Cos., Inc. (The) .............. 828 199,457
5,265,336
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A ................ 31,456 5,954,621
Alphabet, Inc. , Class C ................ 19,096 3,636,642
Meta Platforms, Inc. , Class A ............ 9,794 5,734,485
Pinterest, Inc. , Class A
(b)
............... 4,172 120,988
15,446,736
Security
Shares
Shares Value
IT Services — 0.8%
Accenture plc , Class A ................ 4,496 $ 1,581,648
MongoDB, Inc. , Class A
(b)
.............. 933 217,212
1,798,860
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. .............. 1,979 265,859
Thermo Fisher Scientific, Inc. ............ 3,282 1,707,395
1,973,254
Machinery — 1.8%
Caterpillar, Inc. ..................... 2,039 739,668
Flowserve Corp. .................... 1,289 74,143
Oshkosh Corp. ..................... 4,243 403,382
Parker-Hannifin Corp. ................. 4,053 2,577,829
3,795,022
Media — 1.8%
Comcast Corp. , Class A ............... 63,783 2,393,776
Fox Corp. , Class A
(a)
.................. 27,473 1,334,638
Fox Corp. , Class B ................... 560 25,615
New York Times Co. (The) , Class A ........ 3,345 174,107
3,928,136
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. ............... 18,669 710,916
Nucor Corp. ....................... 8,923 1,041,403
1,752,319
Multi-Utilities — 0.2%
CMS Energy Corp. ................... 6,440 429,226
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc. ................. 652 140,095
Chevron Corp. ...................... 6,139 889,173
Devon Energy Corp. .................. 42,860 1,402,808
Hess Corp. ........................ 569 75,683
Marathon Petroleum Corp. ............. 4,517 630,121
Ovintiv, Inc. ........................ 1,894 76,707
Targa Resources Corp. ................ 128 22,848
Valero Energy Corp. .................. 3,689 452,235
Williams Cos., Inc. (The) ............... 5,459 295,441
3,985,111
Pharmaceuticals — 2.6%
Eli Lilly & Co. ...................... 4,209 3,249,348
Merck & Co., Inc. .................... 6,497 646,322
Pfizer, Inc. ........................ 54,789 1,453,552
Zoetis, Inc. , Class A .................. 1,558 253,845
5,603,067
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ........ 2,333 300,257
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 259 56,972
Camden Property Trust ................ 2,943 341,506
Essex Property Trust, Inc. .............. 798 227,781
626,259
Retail REITs — 1.2%
Simon Property Group, Inc. ............. 14,264 2,456,403
Semiconductors & Semiconductor Equipment — 10.3%
Applied Materials, Inc. ................ 3,061 497,810
Broadcom, Inc. ..................... 13,801 3,199,624
Intel Corp. ........................ 16,769 336,218
KLA Corp. ......................... 389 245,117
Lam Research Corp. ................. 19,653 1,419,536
Micron Technology, Inc. ................ 7,800 656,448

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. .......... 467 $ 276,324
NVIDIA Corp. ...................... 102,836 13,809,846
QUALCOMM, Inc. ................... 10,614 1,630,523
Texas Instruments, Inc. ................ 199 37,315
22,108,761
Software — 10.5%
Adobe, Inc.
(b)
....................... 3,915 1,740,922
Autodesk, Inc.
(b)
..................... 720 212,810
Elastic NV
(b)
....................... 890 88,181
Fortinet, Inc.
(b)
...................... 10,125 956,610
Intuit, Inc. ......................... 405 254,543
Manhattan Associates, Inc.
(b)
............ 2,028 548,047
Microsoft Corp. ..................... 34,985 14,746,177
Oracle Corp. ....................... 388 64,656
Palo Alto Networks, Inc.
(b)
.............. 3,510 638,680
ServiceNow, Inc.
(b)
................... 1,785 1,892,314
Smartsheet, Inc. , Class A
(b)
............. 6,038 338,309
Synopsys, Inc.
(b)
.................... 1,657 804,242
Tyler Technologies, Inc.
(b)
.............. 78 44,978
Workiva, Inc. , Class A
(b)
................ 1,236 135,342
22,465,811
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(b)
........ 1,444 215,835
Bath & Body Works, Inc. ............... 5,194 201,371
Best Buy Co., Inc. ................... 2,392 205,234
Burlington Stores, Inc.
(b)
............... 292 83,237
Carvana Co. , Class A
(b)
................ 130 26,437
Dick's Sporting Goods, Inc.
(a)
............ 107 24,486
Gap, Inc. (The) ..................... 3,772 89,132
Home Depot, Inc. (The) ............... 6,120 2,380,619
Lowe's Cos., Inc. .................... 1,624 400,803
Ross Stores, Inc. .................... 931 140,832
TJX Cos., Inc. (The) .................. 4,481 541,350
4,309,336
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. ........................ 63,522 15,907,179
NetApp, Inc. ....................... 388 45,039
15,952,218
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(b)
............... 2,796 567,840
Ralph Lauren Corp. , Class A ............ 586 135,354
Skechers USA, Inc. , Class A
(b)
........... 3,716 249,864
953,058
Tobacco — 0.5%
Altria Group, Inc. .................... 1,333 69,702
Philip Morris International, Inc. ........... 9,137 1,099,638
1,169,340
Trading Companies & Distributors — 0.4%
Ferguson Enterprises, Inc. .............. 3,705 643,077
WW Grainger, Inc. ................... 111 116,999
760,076
Total Long-Term Investments — 99 .0%
(Cost: $ 171,431,533 ) .............................. 212,058,137
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 4,896,744 $ 4,899,191
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 2,052,618 2,052,618
Total Short-Term Securities — 3 .3%
(Cost: $ 6,952,146 ) ............................... 6,951,809
Total Investments — 102 .3%
(Cost: $ 178,383,679 ) .............................. 219,009,946
Liabilities in Excess of Other Assets — (2.3) % ............. (4,879,113)
Net Assets — 100.0% ...............................
$ 214,130,833
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 4,899,398
(a)
$ — $ 130 $ (337) $ 4,899,191 4,896,744 $ 19,478
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,533,477 519,141
(a)
— — — 2,052,618 2,052,618 93,810 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,431,619 — (3,429,987)
(a)
(1,567) (65) — — — —
$ (1,437) $ (402) $ 6,951,809 $ 113,288 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 03/21/25 $ 2,078 $ (54,006)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 54,006 $ — $ — $ — $ 54,006
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 465,228 $ — $ — $ — $ 465,228
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (97,510) $ — $ — $ — $ (97,510)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,045,766
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 212,058,137 $ — $ — $ 212,058,137
Short-Term Securities
Money Market Funds ...................................... 6,951,809 — — 6,951,809
$ 219,009,946 $ — $ — $ 219,009,946

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (54,006) $ — $ — $ (54,006)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
TransDigm Group, Inc. ................ 3,539 $ 4,484,904
Automobiles — 3.8%
Ferrari NV ........................ 7,111 3,021,037
Tesla, Inc.
(a)
........................ 16,440 6,639,130
9,660,167
Broadline Retail — 10.2%
Amazon.com, Inc.
(a)
.................. 118,223 25,936,944
Building Products — 0.7%
Trane Technologies plc ................ 4,721 1,743,701
Capital Markets — 2.4%
Blackstone, Inc. , Class A ............... 19,489 3,360,293
S&P Global, Inc. .................... 5,503 2,740,659
6,100,952
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............. 9,405 3,197,042
Commercial Services & Supplies — 1.3%
Copart, Inc.
(a)
...................... 57,984 3,327,702
Electrical Equipment — 1.5%
Vertiv Holdings Co. , Class A ............ 33,319 3,785,372
Entertainment — 3.1%
Netflix, Inc.
(a)
....................... 8,835 7,874,812
Financial Services — 5.0%
Mastercard, Inc. , Class A ............... 5,366 2,825,574
Visa, Inc. , Class A ................... 31,497 9,954,312
12,779,886
Ground Transportation — 0.8%
Old Dominion Freight Line, Inc. .......... 11,489 2,026,660
Health Care Equipment & Supplies — 3.8%
(a)
Align Technology, Inc. ................. 10,376 2,163,500
Boston Scientific Corp. ................ 28,457 2,541,779
Intuitive Surgical, Inc. ................. 9,664 5,044,221
9,749,500
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc. .......... 10,025 2,477,779
Interactive Media & Services — 9.5%
Alphabet, Inc. , Class A ................ 48,971 9,270,210
Meta Platforms, Inc. , Class A ............ 25,601 14,989,642
24,259,852
IT Services — 1.5%
(a)
MongoDB, Inc. , Class A ............... 4,486 1,044,386
Shopify, Inc. , Class A ................. 26,537 2,821,679
3,866,065
Life Sciences Tools & Services — 1.0%
Danaher Corp. ..................... 11,494 2,638,448
Media — 0.8%
Trade Desk, Inc. (The) , Class A
(a)
......... 17,469 2,053,132
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 11,308 8,729,776
Real Estate Management & Development — 1.0%
CoStar Group, Inc.
(a)
.................. 35,506 2,541,874
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 20.4%
ASML Holding NV (Registered), NYRS , ADR . 4,820 $ 3,340,646
Broadcom, Inc. ..................... 61,317 14,215,733
NVIDIA Corp. ...................... 238,527 32,031,791
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 11,850 2,340,256
51,928,426
Software — 16.6%
AppLovin Corp. , Class A
(a)
.............. 7,967 2,579,954
Cadence Design Systems, Inc.
(a)
......... 22,938 6,891,951
Intuit, Inc. ......................... 9,558 6,007,203
Microsoft Corp. ..................... 53,042 22,357,203
Salesforce, Inc. ..................... 13,529 4,523,151
42,359,462
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. ........................ 86,475 21,655,069
Total Common Stocks — 99 .3%
(Cost: $ 133,726,090 ) .............................. 253,177,525
Preferred Securities
Preferred Stocks — 0.7%
Interactive Media & Services — 0.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
............... 10,263 1,854,524
Total Preferred Securities — 0 .7%
(Cost: $ 1,124,560 ) ............................... 1,854,524
Total Long-Term Investments — 100.0%
(Cost: $ 134,850,650 ) .............................. 255,032,049
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(d) (e)
.................. 337,890 337,890
Total Short-Term Securities — 0 .1%
(Cost: $ 337,890 ) ................................. 337,890
Total Investments — 100 .1%
(Cost: $ 135,188,540 ) .............................. 255,369,939
Liabilities in Excess of Other Assets — (0.1) % ............. (248,966)
Net Assets — 100.0% ...............................
$ 255,120,973
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,854,524, representing 0.73% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Capital Appreciation Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (3,176)
(b)
$ 3,176 $ — $ — — $ 7,211
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 316,443 21,447
(b)
— — — 337,890 337,890 16,565 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 13,577,219 — (13,576,130)
(b)
(1,403) 314 — — 12,902
(c)
—
$ 1,773 $ 314 $ 337,890 $ 36,678 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 253,177,525 $ — $ — $ 253,177,525
Preferred Securities ....................................... — — 1,854,524 1,854,524
Short-Term Securities
Money Market Funds ...................................... 337,890 — — 337,890
$ 253,515,415 $ — $ 1,854,524 $ 255,369,939

Consolidated Schedule of Investments
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 6.26%,
10/20/37 ................. USD 250 $ 251,139
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 5.92%,
04/20/34 ................. 150 150,244
401,383
Ireland — 0.6%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37 ................. EUR 100 105,123
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.37%, 11/15/37 . 100 104,249
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37 . 100 105,091
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 6.50%, 05/15/34 ....... 100 104,282
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38 . 100 105,080
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.38%, 10/15/38 . 100 104,536
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37 . 110 114,974
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38 . 100 104,975
848,310
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 15 19,616
United States — 0.9%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.08%,
05/25/36
(b)
................ USD 10 10,069
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 145 124,759
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 117 116,431
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 20 15,516
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 94 94,809
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.76%, 04/15/60
(b)
......... 54 53,808
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 100,355
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A, 5.66%,
10/15/72 ............... USD 131 $ 132,449
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 84,697
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 85,799
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 10 9,500
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%,
10/17/33
(a)(d)
............... 200 187,260
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.26%, 10/15/41
(a)(b)
.... 101 104,845
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 119 102,370
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 89 89,412
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 45 45,781
1,357,860
Total Asset-Backed Securities — 1.8%
(Cost: $2,754,685) .............................. 2,627,169
Shares
Shares
Common Stocks
Australia — 0.5%
BHP Group Ltd. ............... 5,006 122,120
Brambles Ltd. ................ 1,725 20,516
Coles Group Ltd. .............. 1,928 22,507
Fortescue Ltd. ................ 967 10,889
Glencore plc ................. 81,560 359,205
Macquarie Group Ltd. ........... 334 45,679
Medibank Pvt Ltd. ............. 5,351 12,542
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 218,994 1
Rio Tinto Ltd. ................ 454 32,921
Steadfast Group Ltd. ........... 5,241 18,789
Woolworths Group Ltd. .......... 3,576 67,410
712,579
Belgium — 0.1%
KBC Group NV ............... 1,218 94,041
Syensqo SA ................. 267 19,499
113,540
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 60,564 101,222
Banco do Brasil SA ............ 12,196 47,292
Magazine Luiza SA
(f)
........... 27,948 29,419
MercadoLibre, Inc.
(f)
............ 68 115,630
Seguridade Participacoes SA ...... 6,226 36,371
Ultrapar Participacoes SA ........ 7,706 19,921
XP, Inc. , Class A .............. 2,158 25,572
375,427
Cambodia — 0.0%
NagaCorp Ltd.
(f)
............... 8,000 2,989

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada — 1.3%
Algoma Steel Group, Inc. ........ 4,547 $ 44,470
Barrick Gold Corp. ............. 4,266 66,151
Cameco Corp. ................ 10,130 520,581
Canadian National Railway Co. .... 552 56,054
Canadian Natural Resources Ltd. ... 2,536 78,297
Cenovus Energy, Inc. ........... 4,235 64,197
Enbridge, Inc. ................ 2,148 91,168
Fairfax Financial Holdings Ltd. ..... 93 129,396
Franco-Nevada Corp. ........... 922 108,347
Lionsgate Studios Corp.
(f)(g)
....... 2,108 16,021
Power Corp. of Canada
(g)
........ 4,362 136,069
Shopify, Inc. , Class A
(f)
.......... 792 84,294
Suncor Energy, Inc. ............ 10,682 381,296
Teck Resources Ltd. , Class B ..... 609 24,691
Thomson Reuters Corp. ......... 392 62,946
1,863,978
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(f)(h)
.... 38 12,806
China — 1.2%
BYD Co. Ltd. , Class H .......... 17,500 595,230
China Tower Corp. Ltd. , Class H
(a)(c)
. 104,000 14,936
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 7,135 258,725
Great Wall Motor Co. Ltd. , Class A .. 25,157 90,177
Great Wall Motor Co. Ltd. , Class H .. 32,500 56,638
Haidilao International Holding Ltd.
(a)(c)
13,000 26,245
Lenovo Group Ltd. ............. 12,000 15,427
NetEase, Inc. ................ 5,800 103,239
Nongfu Spring Co. Ltd. , Class H
(a)(c)(g)
9,253 39,997
Prosus NV , Class N ............ 2,339 92,916
Seres Group Co. Ltd. , Class A ..... 1,400 25,412
Tencent Holdings Ltd. ........... 5,441 290,401
Weichai Power Co. Ltd. , Class A .... 14,417 26,917
Weichai Power Co. Ltd. , Class H ... 18,000 27,338
Xiaomi Corp. , Class B
(a)(c)(f)
........ 5,000 21,929
1,685,527
Colombia — 0.0%
Bancolombia SA , ADR .......... 136 4,285
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 4,540
Moneta Money Bank A/S
(a)(c)
...... 810 4,122
8,662
Denmark — 0.7%
AP Moller - Maersk A/S , Class B .... 29 48,249
Ascendis Pharma A/S , ADR
(f)
...... 292 40,200
Carlsberg A/S , Class B .......... 461 44,276
DSV A/S .................... 1,079 229,790
Genmab A/S
(f)
................ 62 12,948
Novo Nordisk A/S , Class B ....... 5,710 492,669
Novonesis (Novozymes) , Class B ... 1,484 84,093
Vestas Wind Systems A/S
(f)
....... 4,398 60,327
1,012,552
Finland — 0.0%
Elisa OYJ ................... 560 24,247
Sampo OYJ , Class A ........... 279 11,396
35,643
France — 2.0%
Accor SA ................... 5,618 273,246
Atos SE .................... 5,511,718 14,844
AXA SA .................... 1,867 66,446
Security
Shares
Shares Value
France (continued)
BNP Paribas SA .............. 511 $ 31,374
Bouygues SA ................ 1,366 40,448
Carrefour SA ................. 3,245 46,185
Cie de Saint-Gobain SA ......... 7,367 654,644
Dassault Systemes SE .......... 2,767 95,749
Edenred SE ................. 1,289 42,377
Eiffage SA .................. 456 39,987
EssilorLuxottica SA ............ 1,532 373,701
Hermes International SCA ........ 194 465,478
La Francaise des Jeux SACA
(a)(c)
... 370 14,249
L'Oreal SA .................. 79 27,966
LVMH Moet Hennessy Louis Vuitton SE 925 608,459
Orange SA .................. 7,764 77,468
Sodexo SA .................. 203 16,728
Vivendi SE .................. 2,433 6,435
2,895,784
Georgia — 0.0%
Bank of Georgia Group plc ....... 67 3,951
Germany — 0.7%
adidas AG .................. 1,774 436,341
CTS Eventim AG & Co. KGaA ..... 67 5,664
Evonik Industries AG ........... 2,265 39,370
Fresenius Medical Care AG ....... 767 34,922
Heidelberg Materials AG ......... 459 56,716
Merck KGaA ................. 384 55,881
MTU Aero Engines AG .......... 321 107,213
Northern Data AG
(f)
............ 301 13,935
Rational AG ................. 38 32,547
Rheinmetall AG ............... 72 46,001
RWE AG ................... 3,621 108,136
Zalando SE
(a)(c)(f)
............... 174 5,821
942,547
Greece — 0.0%
Athens International Airport SA ..... 888 7,359
OPAP SA , Class R ............. 225 3,657
11,016
Hong Kong — 0.3%
AIA Group Ltd. ............... 41,800 300,244
Orient Overseas International Ltd. .. 1,500 22,102
Prudential plc ................ 5,063 40,180
362,526
Hungary — 0.0%
OTP Bank Nyrt. ............... 253 13,827
India — 0.1%
Aditya Birla Capital Ltd.
(f)
......... 1,609 3,334
Axis Bank Ltd. ................ 356 4,415
Bharat Electronics Ltd. .......... 1,023 3,491
Bharat Petroleum Corp. Ltd. ...... 849 2,887
Cipla Ltd. ................... 751 13,384
Eicher Motors Ltd. ............. 140 7,877
GAIL India Ltd. ............... 4,239 9,421
Godrej Consumer Products Ltd. .... 284 3,583
Hindustan Aeronautics Ltd.
(c)
...... 399 19,419
Hindustan Petroleum Corp. Ltd. .... 1,037 4,930
IndusInd Bank Ltd. ............. 644 7,206
ITC Ltd. .................... 1,823 10,279
JSW Energy Ltd. .............. 686 5,137
Kotak Mahindra Bank Ltd. ........ 3,740 77,849
Larsen & Toubro Ltd. ........... 66 2,774
Maruti Suzuki India Ltd. ......... 23 2,909

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(f)(h)
.... 45 $ —
UltraTech Cement Ltd. .......... 22 2,931
181,826
Indonesia — 0.1%
Astra International Tbk. PT ....... 32,700 9,940
Bank Central Asia Tbk. PT ........ 90,500 54,401
Bank Negara Indonesia Persero Tbk.
PT ..................... 100,900 27,155
Bank Syariah Indonesia Tbk. PT .... 93,200 15,745
Ciputra Development Tbk. PT ..... 104,200 6,353
Mitra Adiperkasa Tbk. PT ........ 44,400 3,875
117,469
Ireland — 0.0%
Kingspan Group plc ............ 766 55,686
Israel — 0.0%
Teva Pharmaceutical Industries Ltd. ,
ADR
(f)
................... 2,670 58,847
Italy — 1.4%
BPER Banca SpA ............. 10,225 65,213
Ferrari NV .................. 350 149,345
FinecoBank Banca Fineco SpA .... 547 9,547
Intesa Sanpaolo SpA ........... 291,823 1,170,449
Stevanato Group SpA ........... 484 10,546
UniCredit SpA ................ 14,730 589,913
Wizz Air Holdings plc
(a)(c)(f)
........ 301 5,394
2,000,407
Japan — 3.1%
Asahi Intecc Co. Ltd. ........... 1,600 25,960
Bandai Namco Holdings, Inc. ...... 1,600 38,152
Dai-ichi Life Holdings, Inc. ........ 3,100 82,604
Daiichi Sankyo Co. Ltd. .......... 6,649 181,938
Daikin Industries Ltd. ........... 1,739 202,908
Daiwa Securities Group, Inc. ...... 6,200 40,912
Ebara Corp. ................. 2,200 33,754
Eisai Co. Ltd. ................ 1,000 27,230
FANUC Corp. ................ 1,976 51,619
FUJIFILM Holdings Corp. ........ 3,643 75,372
GMO Payment Gateway, Inc. ...... 400 20,158
Hoya Corp. .................. 4,559 565,801
Isetan Mitsukoshi Holdings Ltd. .... 1,900 32,622
Ito En Ltd. ................... 514 11,544
J Front Retailing Co. Ltd. ......... 1,500 19,982
Kakaku.com, Inc. .............. 300 4,571
Kansai Paint Co. Ltd. ........... 1,272 18,182
Kawasaki Kisen Kaisha Ltd. ....... 3,500 49,794
Keyence Corp. ............... 1,187 482,482
Kokusai Electric Corp. .......... 700 9,173
Kuraray Co. Ltd. .............. 900 12,891
Kyowa Kirin Co. Ltd. ............ 500 7,519
Kyushu Railway Co. ............ 1,900 46,324
Mazda Motor Corp. ............ 2,400 16,365
Mitsubishi Chemical Group Corp. ... 8,300 41,920
Mitsubishi Corp. ............... 1,800 29,451
Mitsubishi Electric Corp. ......... 6,500 109,757
Mitsubishi UFJ Financial Group, Inc. . 57,900 675,965
Mitsui & Co. Ltd. .............. 19,100 396,117
Mitsui OSK Lines Ltd. ........... 1,400 48,718
Money Forward, Inc.
(f)
........... 100 3,030
MS&AD Insurance Group Holdings, Inc. 2,600 56,154
Nexon Co. Ltd. ............... 1,200 17,850
Nidec Corp. ................. 8,400 150,878
Security
Shares
Shares Value
Japan (continued)
Nikon Corp. ................. 900 $ 9,272
Nippon Paint Holdings Co. Ltd. ..... 4,954 31,985
Nippon Yusen KK .............. 2,200 73,224
Nomura Holdings, Inc. .......... 3,700 21,467
Nomura Research Institute Ltd. .... 1,416 41,576
Panasonic Holdings Corp. ........ 3,500 35,772
Rakus Co. Ltd. ............... 1,473 17,148
Rakuten Group, Inc.
(f)
........... 4,300 23,166
Santen Pharmaceutical Co. Ltd. .... 1,563 16,004
Sekisui House Ltd. ............. 800 19,075
Socionext, Inc. ............... 3,400 53,115
Sojitz Corp. .................. 1,400 28,532
Sompo Holdings, Inc. ........... 3,700 95,868
Sony Group Corp. ............. 2,500 52,689
Sumitomo Mitsui Financial Group, Inc. 1,300 31,200
Suzuki Motor Corp. ............ 4,000 44,817
Tokio Marine Holdings, Inc. ....... 1,700 61,010
Tokyo Electron Ltd. ............ 300 45,096
TOPPAN Holdings, Inc. .......... 500 13,264
Toyota Tsusho Corp. ............ 3,000 53,054
Trend Micro, Inc.
(f)
............. 1,100 59,304
Unicharm Corp. ............... 5,400 44,518
Yamaha Motor Co. Ltd.
(g)
......... 7,776 68,512
4,527,365
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 720 17,951
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 246 4,767
Kaspi.KZ JSC , ADR ............ 116 10,986
15,753
Macau — 0.0%
Wynn Macau Ltd. .............. 47,926 33,054
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 3,847
Frontken Corp. Bhd. ............ 8,000 7,967
11,814
Mexico — 0.1%
Cemex SAB de CV ............ 80,140 45,007
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 535 13,760
Grupo Financiero Banorte SAB de CV ,
Class O .................. 12,372 79,723
Wal-Mart de Mexico SAB de CV .... 12,584 33,121
171,611
Netherlands — 1.5%
ABN AMRO Bank NV , CVA
(a)(c)
..... 578 8,919
Adyen NV
(a)(c)(f)
................ 15 22,291
Argenx SE
(f)
................. 41 25,326
ASML Holding NV ............. 1,250 875,543
ING Groep NV ................ 2,839 44,492
Koninklijke Ahold Delhaize NV ..... 3,514 114,623
Koninklijke KPN NV ............ 14,208 51,809
Koninklijke Vopak NV ........... 286 12,588
Shell plc
(g)
................... 26,844 842,451
Shell plc , ADR ................ 2,111 132,254
Wolters Kluwer NV ............. 399 66,292
2,196,588
Norway — 0.1%
DNB Bank ASA ............... 828 16,531
Equinor ASA ................. 3,234 76,707

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway (continued)
Kongsberg Gruppen ASA ........ 214 $ 24,077
Telenor ASA ................. 2,215 24,713
142,028
Peru — 0.0%
Credicorp Ltd. ................ 351 64,345
Philippines — 0.0%
Ayala Land, Inc. ............... 19,500 8,777
Bloomberry Resorts Corp.
(f)
....... 53,600 4,225
International Container Terminal
Services, Inc. .............. 840 5,605
Metropolitan Bank & Trust Co. ..... 4,800 5,944
24,551
Poland — 0.0%
LPP SA .................... 1 3,763
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 390 5,646
Powszechny Zaklad Ubezpieczen SA 3,875 43,043
52,452
Portugal — 0.0%
Jeronimo Martins SGPS SA
(g)
..... 354 6,765
Romania — 0.0%
Banca Transilvania SA .......... 494 2,776
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 2,453 6,855
Al Rajhi Bank ................ 439 11,034
Elm Co. .................... 22 6,528
Etihad Etisalat Co. ............. 829 11,769
Riyadh Cables Group Co. ........ 109 3,994
Saudi Basic Industries Corp. ...... 256 4,565
Saudi National Bank (The) ........ 936 8,306
Yanbu National Petrochemical Co. .. 453 4,556
57,607
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 88 9,337
STMicroelectronics NV .......... 421 10,545
UOL Group Ltd. ............... 2,010 7,591
27,473
South Africa — 0.0%
Anglo American plc ............ 626 18,509
FirstRand Ltd. ................ 3,690 14,801
Kumba Iron Ore Ltd. ............ 510 8,817
42,127
South Korea — 0.3%
Coupang, Inc. , Class A
(f)
......... 2,468 54,247
Fila Holdings Corp. ............ 164 4,451
GS Engineering & Construction Corp.
(f)
711 8,339
HD Hyundai Infracore Co. Ltd.
(f)
.... 1,767 8,199
HD Hyundai Mipo
(f)
............. 164 14,877
KakaoBank Corp.
(f)
............. 969 13,691
Kia Corp. ................... 500 33,835
Krafton, Inc.
(f)
................ 124 26,130
NAVER Corp.
(f)
............... 227 30,289
Samsung C&T Corp.
(f)
........... 226 17,463
Samsung Electronics Co. Ltd. ..... 3,676 131,185
Samsung Life Insurance Co. Ltd.
(f)
.. 343 21,949
364,655
Spain — 0.5%
Amadeus IT Group SA .......... 97 6,847
Banco Bilbao Vizcaya Argentaria SA . 16,880 165,161
Security
Shares
Shares Value
Spain (continued)
Banco de Sabadell SA .......... 7,712 $ 14,987
Bankinter SA ................. 3,878 30,692
Cellnex Telecom SA
(a)(c)
.......... 14,830 468,428
Industria de Diseno Textil SA ...... 955 48,919
Repsol SA .................. 1,629 19,822
754,856
Sweden — 0.2%
Boliden AB .................. 756 21,270
Evolution AB
(a)(c)
............... 679 52,362
SSAB AB , Class A ............. 1,697 6,886
SSAB AB , Class B
(g)
............ 3,437 13,640
Telia Co. AB ................. 10,863 30,193
Volvo AB , Class B ............. 3,815 92,713
217,064
Switzerland — 0.8%
ABB Ltd. (Registered) ........... 1,788 96,549
Alcon AG ................... 493 41,800
Belimo Holding AG (Registered) .... 38 25,130
Galderma Group AG
(f)
........... 4,085 452,994
Geberit AG (Registered) ......... 83 47,071
Kuehne + Nagel International AG
(Registered) ............... 439 100,726
Logitech International SA (Registered) 1,352 111,603
Novartis AG (Registered) ........ 2,166 210,876
SGS SA (Registered) ........... 645 64,705
Sika AG (Registered) ........... 195 46,528
1,197,982
Taiwan — 1.2%
ASMedia Technology, Inc. ........ 1,000 60,289
Asustek Computer, Inc. .......... 1,000 18,744
Chicony Electronics Co. Ltd. ...... 5,379 24,902
Compal Electronics, Inc. ......... 30,519 34,942
Evergreen Marine Corp. Taiwan Ltd. . 9,000 61,737
Fortune Electric Co. Ltd. ......... 1,000 17,120
Genius Electronic Optical Co. Ltd. .. 3,779 58,304
Global Unichip Corp. ........... 1,000 41,288
MediaTek, Inc. ................ 2,940 126,390
Quanta Computer, Inc. .......... 6,571 57,190
Realtek Semiconductor Corp. ..... 4,796 82,887
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 32,000 1,040,002
Wan Hai Lines Ltd. ............. 14,000 34,597
Yang Ming Marine Transport Corp. .. 24,000 55,380
1,713,772
Thailand — 0.0%
Advanced Info Service PCL ....... 1,100 9,229
CP ALL PCL ................. 6,000 9,781
True Corp. PCL , NVDR
(f)
......... 16,800 5,454
24,464
Turkey — 0.0%
Eldorado Gold Corp.
(f)
........... 537 7,985
Turkiye Is Bankasi A/S , Class C .... 25,696 9,821
17,806
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 8,338 —
United Kingdom — 2.5%
Admiral Group plc ............. 1,509 49,851
Auto Trader Group plc
(a)(c)
........ 7,293 72,163
BAE Systems plc .............. 54,311 779,107
Barclays plc ................. 5,246 17,549
BP plc ..................... 10,103 49,939

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
British American Tobacco plc ...... 4,086 $ 147,442
Compass Group plc ............ 16,670 554,668
Flutter Entertainment plc
(f)
........ 248 64,126
Genius Sports Ltd.
(f)
............ 5,166 44,686
Hargreaves Lansdown plc ........ 2,808 38,532
Imperial Brands plc ............ 1,006 32,171
J Sainsbury plc ............... 15,679 53,577
Kingfisher plc ................ 13,353 41,506
Lloyds Banking Group plc ........ 34,456 23,531
London Stock Exchange Group plc .. 1,367 192,959
Marks & Spencer Group plc ....... 8,606 40,304
National Grid plc .............. 45,630 542,096
NatWest Group plc ............. 10,201 51,120
RELX plc ................... 14,016 635,051
Rolls-Royce Holdings plc
(f)
........ 12,375 87,756
Standard Chartered plc .......... 3,700 45,551
Tesco plc ................... 5,620 25,848
3,589,533
United States — 46.7%
3M Co. ..................... 203 26,205
AbbVie, Inc. ................. 579 102,888
Adobe, Inc.
(f)
................. 2,163 961,843
Advanced Micro Devices, Inc.
(f)
.... 278 33,580
AES Corp. (The) .............. 6,021 77,490
Airbnb, Inc. , Class A
(f)
........... 135 17,740
Akamai Technologies, Inc.
(f)
....... 492 47,060
Alaska Air Group, Inc.
(f)
.......... 800 51,800
Alphabet, Inc. , Class C .......... 14,177 2,699,868
Altice USA, Inc. , Class A
(f)
........ 7,585 18,280
Altria Group, Inc. .............. 3,608 188,662
Amazon.com, Inc.
(f)(i)
............ 13,545 2,971,638
AMC Networks, Inc. , Class A
(f)
..... 748 7,405
Amentum Holdings, Inc.
(f)
........ 2,296 48,285
American Water Works Co., Inc. .... 331 41,206
Amgen, Inc. ................. 59 15,378
ANSYS, Inc.
(f)
................ 835 281,671
Aon plc , Class A .............. 266 95,537
Apollo Global Management, Inc. .... 900 148,644
Apple, Inc. .................. 12,827 3,212,137
Applied Materials, Inc. .......... 544 88,471
Astra Space, Inc. , Class A
(f)
....... 390 195
Autodesk, Inc.
(f)
............... 1,984 586,411
Avaya, Inc.
(f)
................. 16 97
Bank of America Corp. .......... 26,858 1,180,409
Beacon Roofing Supply, Inc.
(f)
..... 508 51,603
Biogen, Inc.
(f)
................. 291 44,500
Boeing Co. (The)
(f)
............. 2,328 412,056
Booking Holdings, Inc. .......... 45 223,579
BorgWarner, Inc. .............. 976 31,027
Boston Scientific Corp.
(f)(i)
........ 10,726 958,046
Boyd Gaming Corp. ............ 300 21,762
Bristol-Myers Squibb Co. ......... 1,107 62,612
Broadcom, Inc. ............... 5,417 1,255,877
Builders FirstSource, Inc.
(f)
........ 262 37,448
Bunge Global SA .............. 225 17,496
Cadence Design Systems, Inc.
(f)
.... 872 262,001
Caesars Entertainment, Inc.
(f)
...... 683 22,826
Capital One Financial Corp. ....... 3,819 681,004
Cardinal Health, Inc. ............ 308 36,427
CarMax, Inc.
(f)
................ 311 25,427
Carrier Global Corp. ............ 773 52,765
Centene Corp.
(f)
............... 645 39,074
CF Industries Holdings, Inc. ....... 5,260 448,783
Cheniere Energy, Inc. ........... 751 161,367
Chevron Corp. ................ 2,887 418,153
Security
Shares
Shares Value
United States (continued)
Chipotle Mexican Grill, Inc.
(f)
...... 7,591 $ 457,737
Citigroup, Inc. ................ 1,028 72,361
CME Group, Inc. , Class A ........ 208 48,304
Coinbase Global, Inc. , Class A
(f)
.... 231 57,357
Colgate-Palmolive Co. .......... 388 35,273
Comerica, Inc. ................ 100 6,185
CommScope Holding Co., Inc.
(f)
.... 2,860 14,901
Concentra Group Holdings Parent, Inc. 775 15,330
Confluent, Inc. , Class A
(f)
......... 13,110 366,556
ConocoPhillips ............... 397 39,371
Consolidated Edison, Inc. ........ 635 56,661
Constellium SE , Class A
(f)
........ 763 7,836
Coreweave, Inc.
(d)(f)
............ 47 44,173
Corpay, Inc.
(f)
................. 211 71,407
Costco Wholesale Corp. ......... 1,261 1,155,416
Coterra Energy, Inc. ............ 2,831 72,304
CRH plc .................... 7,832 724,617
CRH plc .................... 119 11,016
Crowdstrike Holdings, Inc. , Class A
(f)
. 494 169,027
Crown PropTech Acquisitions
(d)(f)
.... 1,992 307
Crown PropTech Acquisitions , Class A
(f)
845 9,312
CSL Ltd. .................... 189 32,971
CyberArk Software Ltd.
(f)
......... 244 81,289
Danaher Corp. ............... 2,041 468,512
Datadog, Inc. , Class A
(f)(g)
........ 2,284 326,361
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$36,787)
(f)(h)(j)
............... —
(k)
166,980
Deckers Outdoor Corp.
(f)
......... 210 42,649
Dell Technologies, Inc. , Class C .... 177 20,398
Delta Air Lines, Inc. ............ 8,488 513,524
Devon Energy Corp. ............ 1,189 38,916
Dexcom, Inc.
(f)
................ 1,363 106,001
DF Residential I LP
(d)(f)
.......... 23,229 22,996
Discover Financial Services ....... 2,320 401,894
DoorDash, Inc. , Class A
(f)(g)
....... 87 14,594
DR Horton, Inc. ............... 742 103,746
DraftKings, Inc. , Class A
(f)
........ 1,777 66,104
DuPont de Nemours, Inc. ........ 1,125 85,781
Eaton Corp. plc ............... 936 310,630
Edwards Lifesciences Corp.
(f)
...... 3,610 267,248
Electronic Arts, Inc. ............ 693 101,386
Elevance Health, Inc.
(g)
.......... 114 42,055
Eli Lilly & Co. ................ 907 700,204
Enterprise Products Partners LP .... 1,501 47,071
EOG Resources, Inc. ........... 1,039 127,361
EPAM Systems, Inc.
(f)
........... 32 7,482
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(f)(h)
.......... 504 338,325
EQT Corp. .................. 5,117 235,945
Equinix, Inc. ................. 37 34,887
Estee Lauder Cos., Inc. (The) , Class A 183 13,721
Eversource Energy ............ 1,173 67,365
Expedia Group, Inc.
(f)
........... 99 18,447
Expeditors International of Washington,
Inc. ..................... 1,221 135,250
Experian plc ................. 2,780 119,484
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(f)(h)
..................... 4,437 266,220
Farmers Business Network, Inc.
(d)(f)
.. 2,421 6,416
Fidelity National Information Services,
Inc. ..................... 533 43,050
Fifth Third Bancorp
(g)
........... 1,445 61,095
First Citizens BancShares, Inc. , Class A 18 38,034

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
First Horizon Corp. ............. 557 $ 11,218
Flagstar Financial, Inc. .......... 8,913 83,161
Floor & Decor Holdings, Inc. , Class A
(f)
1,639 163,408
Ford Motor Co. ............... 1,981 19,612
Fortinet, Inc.
(f)
................ 1,515 143,137
Franklin Resources, Inc.
(g)
........ 2,463 49,974
Freeport-McMoRan, Inc. ......... 11,280 429,542
FreeWire Technologies, Inc.
(d)(f)
..... 1 —
Garmin Ltd. .................. 264 54,453
Generac Holdings, Inc.
(f)
......... 120 18,606
General Electric Co. ............ 196 32,691
General Mills, Inc. ............. 261 16,644
General Motors Co. ............ 1,105 58,863
Global Payments, Inc. .......... 801 89,760
Golden Entertainment, Inc. ....... 109 3,444
Goldman Sachs Group, Inc. (The) .. 504 288,600
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(f)(h)
.... 67,553 50,665
GSK plc .................... 4,104 69,223
Healthpeak Properties, Inc. ....... 4,999 101,330
Hess Corp. .................. 1,889 251,256
Hilton Worldwide Holdings, Inc. .... 445 109,986
Home Depot, Inc. (The) ......... 1,909 742,582
Hormel Foods Corp. ............ 1,230 38,585
HP, Inc. .................... 1,552 50,642
HubSpot, Inc.
(f)
............... 502 349,779
IDEXX Laboratories, Inc.
(f)
........ 246 101,706
iHeartMedia, Inc. , Class A
(f)
....... 60 119
Ingersoll Rand, Inc. ............ 4,132 373,781
Inspire Medical Systems, Inc.
(f)
..... 79 14,645
Intel Corp. .................. 2,944 59,027
Intuit, Inc. ................... 475 298,538
Intuitive Surgical, Inc.
(f)
.......... 1,177 614,347
Invesco Ltd. ................. 4,469 78,118
Jabil, Inc. ................... 212 30,507
Jack Henry & Associates, Inc. ..... 190 33,307
James Hardie Industries plc , CDI
(f)
.. 1,333 41,084
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(f)(h)
........ 6,968 —
Johnson & Johnson ............ 1,471 212,736
JPMorgan Chase & Co. ......... 5,372 1,287,722
Kimberly-Clark Corp. ........... 625 81,900
Kinder Morgan, Inc. ............ 2,149 58,883
KLA Corp. ................... 89 56,081
Lam Research Corp. ........... 3,850 278,086
Landsea Homes Corp.
(f)
......... 2,588 21,972
Latch, Inc.
(f)
.................. 4,082 531
Liberty Media Corp.-Liberty Live , Class
C
(f)
..................... 331 22,528
Lineage, Inc.
(g)
................ 332 19,445
Lions Gate Entertainment Corp. , Class
A
(f)(g)
.................... 2,402 20,513
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 214 1,616
Live Nation Entertainment, Inc.
(f)
.... 3,048 394,716
Lockheed Martin Corp. .......... 346 168,135
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(f)(h)
.............. 1,457 1,384
Lululemon Athletica, Inc.
(f)
........ 116 44,360
Lumen Technologies, Inc.
(f)
....... 2,839 15,075
MarketAxess Holdings, Inc. ....... 393 88,834
Marriott International, Inc. , Class A .. 132 36,820
Marsh & McLennan Cos., Inc. ..... 4,756 1,010,222
Marvell Technology, Inc. ......... 2,003 221,231
Masimo Corp.
(f)
............... 1,407 232,577
Security
Shares
Shares Value
United States (continued)
Mastercard, Inc. , Class A ......... 2,502 $ 1,317,478
Match Group, Inc.
(f)
............ 2,028 66,336
Medtronic plc ................ 1,797 143,544
Merck & Co., Inc. .............. 3,240 322,315
Meta Platforms, Inc. , Class A ...... 2,867 1,678,657
Mettler-Toledo International, Inc.
(f)
... 19 23,250
MGM Resorts International
(f)(g)
..... 1,704 59,044
Micron Technology, Inc. .......... 4,399 370,220
Microsoft Corp.
(i)
.............. 10,077 4,247,456
Moderna, Inc.
(f)
............... 805 33,472
Mondelez International, Inc. , Class A . 2,603 155,477
Monolithic Power Systems, Inc. .... 187 110,648
Morgan Stanley ............... 676 84,987
MSCI, Inc. .................. 321 192,603
NetApp, Inc. ................. 1,584 183,871
Netflix, Inc.
(f)
................. 254 226,395
NextEra Energy, Inc. ........... 8,813 631,804
Northrop Grumman Corp. ........ 178 83,534
NRG Energy, Inc. .............. 1,098 99,062
Nucor Corp. ................. 205 23,926
NVIDIA Corp.
(i)
................ 27,302 3,666,386
Omnicom Group, Inc.
(g)
.......... 546 46,978
Opendoor Technologies, Inc. , Class A
(f)
5,720 9,152
Oracle Corp. ................. 4,871 811,703
Palladyne AI Corp.
(f)
............ 4,710 57,796
Palladyne AI Corp.
(f)(g)
........... 228 2,797
Palo Alto Networks, Inc.
(f)
........ 940 171,042
Paramount Global , Class B ....... 1,550 16,213
PepsiCo, Inc. ................ 233 35,430
Pfizer, Inc. .................. 3,476 92,218
Philip Morris International, Inc. ..... 520 62,582
Playstudios, Inc. , Class A
(f)
....... 6,121 11,385
PNC Financial Services Group, Inc.
(The) .................... 1,004 193,621
Principal Financial Group, Inc. ..... 1,155 89,409
Procter & Gamble Co. (The) ...... 290 48,619
Progressive Corp. (The) ......... 4,320 1,035,115
PulteGroup, Inc. .............. 206 22,433
ResMed, Inc.
(g)
............... 164 37,505
Rollins, Inc. .................. 750 34,763
Royal Caribbean Cruises Ltd. ..... 574 132,416
RTX Corp. .................. 847 98,015
S&P Global, Inc. .............. 651 324,218
Salesforce, Inc. ............... 718 240,049
Sanofi SA ................... 4,010 389,815
Schneider Electric SE ........... 136 33,858
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(f)(h)
2,160 16,416
Seagate Technology Holdings plc
(g)
.. 790 68,185
Sempra .................... 5,281 463,249
ServiceNow, Inc.
(f)
............. 503 533,240
ServiceTitan, Inc. , Class A
(f)
....... 484 49,789
Skyworks Solutions, Inc.
(g)
........ 508 45,049
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(f)(h)
............ 529 5,327
Snowflake, Inc. , Class A
(f)
........ 485 74,889
Solaris Energy Infrastructure, Inc. ,
Class A .................. 4,503 129,596
Sonder Holdings, Inc. , Class A
(f)
.... 778 2,474
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(d)(f)(h)
.............. 807 137,440
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(f)(h)
.............. 867 147,659

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Standardaero, Inc.
(f)(g)
........... 5,967 $ 147,743
Stanley Black & Decker, Inc. ...... 180 14,452
State Street Corp. ............. 1,885 185,013
Stryker Corp. ................ 1,793 645,570
Super Micro Computer, Inc.
(f)
...... 1,417 43,190
T. Rowe Price Group, Inc. ........ 1,708 193,158
Targa Resources Corp. .......... 211 37,664
Tenaris SA
(g)
................. 3,106 58,636
Tesla, Inc.
(f)
.................. 3,089 1,247,462
Thermo Fisher Scientific, Inc. ...... 1,085 564,450
TJX Cos., Inc. (The) ............ 9,051 1,093,451
Toll Brothers, Inc. .............. 2,455 309,207
Trane Technologies plc .......... 2,720 1,004,632
TransDigm Group, Inc. .......... 192 243,318
Uber Technologies, Inc.
(f)
......... 1,235 74,495
Ulta Beauty, Inc.
(f)
.............. 194 84,376
Union Pacific Corp. ............ 2,469 563,031
United Airlines Holdings, Inc.
(f)
..... 520 50,492
United States Steel Corp. ........ 3,582 121,752
UnitedHealth Group, Inc. ......... 2,236 1,131,103
Universal Health Services, Inc. , Class B 339 60,823
Valero Energy Corp. ............ 2,640 323,638
Vaxcyte, Inc.
(f)
................ 127 10,396
Ventas, Inc.
(g)
................ 706 41,576
Veritas, Inc.
(d)(f)
................ 203 4,056
Verizon Communications, Inc. ..... 2,975 118,970
Vertex Pharmaceuticals, Inc.
(f)
..... 89 35,840
Visa, Inc. , Class A ............. 2,129 672,849
Vistra Corp. ................. 3,395 468,069
Walmart, Inc. ................. 12,631 1,141,211
Walt Disney Co. (The) .......... 5,581 621,444
Warner Bros Discovery, Inc.
(f)
...... 1,937 20,474
Wells Fargo & Co. ............. 12,410 871,678
Workday, Inc. , Class A
(f)
......... 510 131,595
Wynn Resorts Ltd. ............. 438 37,738
Zoetis, Inc. , Class A ............ 873 142,237
68,130,982
Total Common Stocks — 65.7%
(Cost: $86,018,846) .............................. 95,877,248
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 7 7,344
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... AUD 32 19,856
12.50%, 07/31/26 ........... 47 29,326
12.50%, 07/31/27 ........... 79 49,631
Quintis Australia Pty. Ltd.
(a)(d)(e)(f)(l)(m)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 59,000
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
165,157
Austria — 0.1%
ams-OSRAM AG, 2.13%
,
11/03/27
(c)(n)
EUR 100 79,553
Security
Par (000)
Par (000) Value
Canada — 0.3%
(a)
1011778 BC ULC, 4.00%
,
10/15/30 .. USD 100 $ 89,434
HR Ottawa LP, 11.00%
,
03/31/31 ... 386 416,377
505,811
China — 0.1%
RKPF Overseas 2019 A Ltd., 5.90%
,
09/05/28
(c)
................ 177 83,060
France — 0.6%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.... EUR 100 107,981
Atos SE
9.00%, 12/18/29 ............ 56 54,551
5.00%, 12/18/30
(c)
........... 58 33,106
Forvia SE, 2.75%
,
02/15/27
(c)
...... 100 99,594
Iliad Holding SASU, 5.63%
,
10/15/28
(c)
100 105,989
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
6.95%
,
07/01/29
(b)(c)
.......... 100 103,948
Loxam SAS, 6.38%
,
05/31/29
(c)
.... 100 109,188
RCI Banque SA, (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b)(c)
............... 100 105,906
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(o)
..................... USD 200 196,059
Worldline SA, 0.00%
,
07/30/26
(c)(n)(p)
. EUR 31 31,225
947,547
Germany — 0.9%
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.37%
,
04/15/31
(b)(c)
.......... 100 103,976
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(o)
................ 100 101,416
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(o)
.... 200 214,379
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 4.55%), 4.50%
(b)(c)
(o)
...................... 200 196,811
Fressnapf Holding SE, 5.25%
,
10/31/31
(c)
................ 100 106,693
Gruenenthal GmbH, 4.63%
,
11/15/31
(c)
100 104,725
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 100 101,656
Nidda Healthcare Holding GmbH,
7.00%
,
02/21/30
(c)
........... 100 109,077
Techem Verwaltungsgesellschaft 675
mbH, 5.38%
,
07/15/29
(c)
....... 100 106,885
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 103,326
1,248,944
India — 0.1%
REI Agro Ltd.
(d)(f)(l)(n)
5.50%, 11/13/14
(a)
........... USD 220 —
5.50%, 11/13/14
(c)
........... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 196,236
196,236

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.7%
Bubbles Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.93%
,
09/30/31
(b)(c)
............... EUR 100 $ 103,378
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(c)
........... 100 104,399
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.93%
,
04/15/29
(b)(c)
100 104,105
Immobiliare Grande Distribuzione SIIQ
SpA, 6.25%
,
05/17/27
(c)(q)
...... 71 76,196
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.63%
,
12/15/29
(b)(c)
100 104,673
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 103,989
Nexi SpA, 0.00%
,
02/24/28
(c)(n)(p)
.... 100 91,544
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 100 110,771
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.30%, 05/17/31
(b)
... 100 104,287
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.56%
,
12/31/29
(b)(c)
............... 100 104,781
1,008,123
Japan — 0.1%
SoftBank Group Corp., 5.38%
,
01/08/29
(c)
................ 100 107,394
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.,
10.38%
,
03/31/29
(c)
.......... GBP 100 123,062
TER Finance Jersey Ltd.
(a)(p)
Series 21, 0.00%, 01/02/25
(d)
.... USD 273 270,898
Series 22, 0.00%, 10/02/25 ..... 150 141,961
535,921
Luxembourg — 0.4%
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 100 119,276
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 86,027
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 103,679
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(b)(c)(d)
.............. 22 22,880
Petroleos Mexicanos, 7.50%
,
03/31/26
(a)
................ USD 208 207,740
Vivion Investments SARL, 8.00%
,
(8.00% Cash or 8.00% PIK),
08/31/28
(c)(m)
............... EUR 100 98,923
638,525
Netherlands — 0.1%
(c)
Q-Park Holding I BV, 5.13%
,
02/15/30 100 106,388
Sigma Holdco BV, 5.75%
,
05/15/26 .. 57 58,487
164,875
Slovenia — 0.1%
United Group BV, 6.50%
,
10/31/31
(c)
. 100 105,488
Spain — 0.2%
(c)
Cellnex Telecom SA, 0.75%
,
11/20/31
(n)
100 91,055
Grifols SA, 7.13%
,
05/01/30 ....... 100 106,453
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 100 105,505
303,013
Security
Par (000)
Par (000) Value
Sweden — 0.0%
Intrum AB, 3.00%
,
09/15/27
(c)(f)(l)
.... EUR 100 $ 74,737
Switzerland — 0.1%
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(o)
................ USD 200 197,815
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(o)
..................... 200 197,900
United Kingdom — 1.7%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $58,348),
15.00%
,
06/19/26
(d)(h)(n)
........ GBP 47 63,735
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 114 121,781
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(c)
........... GBP 100 120,810
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 119,993
Boparan Finance plc, 9.38%
,
11/07/29
(c)
GBP 100 121,034
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 102,573
California Buyer Ltd., 5.63%
,
02/15/32
(c)
100 107,860
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 100 126,918
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
100 128,458
Deuce Finco plc, 5.50%
,
06/15/27
(c)
. 100 122,323
Edge Finco plc, 8.13%
,
08/15/31
(c)
.. 100 127,850
Heathrow Finance plc, 6.63%
,
03/01/31
(c)
................ 100 125,816
INEOS Quattro Finance 2 plc, 6.75%
,
04/15/30
(c)
................ EUR 100 107,400
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(o)
.. GBP 100 119,574
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 100 105,361
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 95,360
Punch Finance plc, 6.13%
,
06/30/26
(c)
GBP 100 123,672
Virgin Media Secured Finance plc,
4.13%
,
08/15/30
(c)
........... 100 107,084
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 100 116,689
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 4 3,541
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 100 135,644
Zegona Finance plc, 6.75%
,
07/15/29
(c)
EUR 100 110,225
2,413,701
United States — 4.1%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 9,758
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 18,091
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 13 13,089
4.88%, 06/01/28
(c)
........... GBP 100 115,918
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 23 24,421
4.25%, 02/15/29 ............ 42 32,969

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amentum Holdings, Inc., 7.25%
,
08/01/32
(a)
................ USD 8 $ 8,061
American Tower Corp., 0.45%
,
01/15/27 EUR 100 98,709
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ USD 15 14,995
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 94,190
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ USD 5 5,175
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 105,794
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 11 10,989
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost $87,605)
20.00%, (20.00% PIK), 01/30/28
(d)
(h)(m)
................... 88 88,481
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 19 19,267
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 40 40,649
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 22 22,849
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 29,446
9.00%, 09/30/29 ............ 17 17,260
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 20 20,217
CommScope LLC, 6.00%
,
03/01/26
(a)
91 90,545
Core Scientific, Inc., 0.00%
,
06/15/31
(a)
(n)(p)
..................... 8 7,840
CSC Holdings LLC, 11.25%
,
05/15/28
(a)
200 197,383
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(a)
10 10,266
DISH Network Corp.
(n)
0.00%, 12/15/25
(p)
........... 46 41,170
3.38%, 08/15/26 ............ 14 11,620
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 5 5,164
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,098
7.50%, 06/01/30 ............ 10 10,638
Exo Imaging, Inc., (Acquired 08/14/24,
cost $3,025), 8.00%
,
08/14/25
(d)(h)
. 3 4,182
FLYR, Inc., (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 9.60%
,
05/10/27
(b)(d)
............... 51 51,465
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 5,008
Freed Corp., 12.00%
,
11/21/28
(b)(d)
.. 447 449,234
FreeWire Technologies, Inc., 0.00%
,
02/20/28
(d)
................ 75 —
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 20 20,100
6.00%, 01/15/30 ............ 5 4,989
8.75%, 05/15/30 ............ 57 60,243
8.63%, 03/15/31 ............ 50 53,177
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 61 62,373
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 40 40,700
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 11,207
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Sachs Group, Inc. (The),
0.25%
,
01/26/28
(c)
........... EUR 32 $ 30,749
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 11 6,591
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 100 106,304
Homes By West Bay LLC, 11.00%
,
02/06/30
(d)
................ USD 317 318,585
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 325 348,173
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(b)(d)
.. 161 149,777
Level 3 Financing, Inc., 10.00%
,
10/15/32
(a)
................ 49 48,984
LGI Homes, Inc., 7.00%
,
11/15/32
(a)
. 23 22,773
Lightning eMotors, Inc., 7.50%
,
05/15/25
(a)(f)(l)(n)
.............. 27 270
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 147 131,198
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 10 7,842
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 118 120,385
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 100 96,506
Morgan Stanley, (3-mo. EURIBOR +
0.83%), 1.34%
,
10/23/26
(b)
..... EUR 100 102,318
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
USD 30 32,499
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 100 105,775
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(b)(d)
..................... USD 42 40,997
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,397
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 212,203
Paramount Global
7.88%, 07/30/30 ............ 45 48,710
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 44 42,530
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 16 16,338
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
64 63,690
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(a)
........... 100 99,450
Rand Parent LLC, 8.50%
,
02/15/30
(a)
42 42,230
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 68,771
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 48 47,339
10.75%, 11/15/29 ........... 96 99,038
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 56 59,668
8.50%, 07/15/31
(a)
........... 29 31,011
9.63%, 12/01/32 ............ 45 50,708
Select Medical Corp., 6.25%
,
12/01/32
(a)
................ 36 34,649
Service Properties Trust
8.38%, 06/15/29 ............ 84 81,207
8.88%, 06/15/32 ............ 92 85,147
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.71%
,
12/10/27
(b)(d)
... 179 169,266

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ USD 45 $ 48,172
9.75%, 11/15/30 ............ 99 109,554
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
10/01/29
(f)(l)
.............. 1 957
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 15 13,332
Series 2017-1A,Class A, 3.65%,
08/15/31
(f)(l)
.............. 39 34,068
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... 6 1,620
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 9 9,515
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 25 26,643
Tenet Healthcare Corp., 6.13%
,
10/01/28 ................. 100 99,815
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 40,076
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 64 61,466
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 25 24,489
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 66 70,375
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 10 9,960
8.00%, 08/15/28 ............ 10 10,181
8.50%, 07/31/31 ............ 5 4,902
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 100 101,765
UWM Holdings LLC, 6.63%
,
02/01/30
(a)
21 20,870
Venture Global LNG, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(b)(o)
..................... 25 26,139
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
100 100,549
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 78,683
7.75%, 10/15/31 ............ 25 26,227
Wells Fargo & Co., 1.50%
,
05/24/27
(c)
EUR 100 100,048
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 15 14,433
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 29 26,746
5,920,393
Total Corporate Bonds — 10.2%
(Cost: $16,330,861) .............................. 14,894,193
Fixed Rate Loan Interests
United States — 0.0%
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26
(d)
.......... 42 40,872
Total Fixed Rate Loan Interests — 0.0%
(Cost: $41,449) ................................ 40,872
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
France — 0.2%
(b)
Groupe Babilou, Facility 1st Lien Term
Loan B4, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.16%
,
 11/18/30 . EUR 214 $ 215,691
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 6.34%
,
 02/03/31 . 112 116,822
332,513
Germany — 0.0%
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
 04/30/30
(b)
........... 54 56,091
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 07/06/27 .... 60 49,390
(Sterling Overnight Index Average
at 0.00% Floor + 7.00%),
11.95%, 07/06/27 ......... GBP 37 36,661
86,051
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.18%
,
 06/29/28 . EUR 48 49,684
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.50%), 7.59%
,
 12/30/28
(d)
.... 154 154,675
Upfield BV, 1st Lien Term Loan
B11, (Sterling Overnight Index
Average at 0.00% Floor + 5.25%),
10.51%
,
 01/03/28 ........... GBP 109 135,809
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 5.90%
,
 01/31/29 ...... EUR 311 318,458
658,626
Spain — 0.1%
(b)
Lorca Finco plc, Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.15%
,
 03/25/31 . 94 97,685
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.64%
,
 12/31/29 ............ 87 90,153
187,838
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.09%
,
 05/09/31 ............ 88 88,763
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B8, (Sterling Overnight
Index Average at 0.00% Floor +
5.25%), 5.25%
,
 06/21/28 ...... GBP 34 42,708
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.93%
,
 06/30/28 ............ EUR 51 53,075

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
INEOS Quattro Holdings Ltd., Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.36%
,
 04/03/29 ............ EUR 64 $ 66,220
250,766
United States — 0.8%
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
USD 120 116,036
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
9.01%
,
 12/30/27
(b)
........... 13 12,944
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.86%
,
 08/01/28
(b)
..... —
(r)
290
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
 09/29/28
(b)
33 33,002
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85%
,
 08/07/31
(b)
........... 42 42,157
CSC Holdings LLC, 1st Lien Term
Loan B5, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.17%
,
 04/15/27
(b)
........... 15 14,086
CVR Energy, Inc., 1st Lien Term Loan
B, 12/30/27
(b)(d)(s)
............ 55 55,000
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.71%
,
 12/21/28
(b)
........... 27 26,413
DIRECTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.85%
,
 08/02/27
(b)
........... 17 17,275
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 08/30/30
(b)
........... 91 91,781
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.92%
,
 12/29/27
(b)(d)
......... 31 23,970
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.06%
,
 03/30/27
(b)(d)
EUR 52 51,877
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(b)(d)
USD 195 193,976
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.30%, 04/30/28
(b)
......... 10 6,838
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.35%
,
 10/25/28
(b)(d)
......... 20 16,076
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.47%
,
 04/26/28
(b)
........... 34 34,530
Security
Par (000)
Par (000) Value
United States (continued)
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.22%
,
 10/04/28
(b)
........... USD 15 $ 15,522
Level 3 Financing, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
10.92%
,
 04/16/29
(b)
.......... 12 12,682
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.11%, 06/05/28
(b)
........ 40 29,531
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.70%
,
 01/24/30
(b)
4 1,325
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
8.33%
,
 07/25/31
(b)(d)
.......... 21 21,157
Preferred SPV Borrower, 1st Lien Term
Loan B, (12-mo. CME Term SOFR +
5.00%), 9.17%
,
 06/30/31
(b)(d)
.... 10 9,856
Quartz Acquireco LLC, 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 06/28/30
(b)(d)
.......... 32 31,797
Redstone Holdco 2 LP, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.60%, 04/27/28 64 37,539
(3-mo. CME Term SOFR at 0.00%
Floor + 7.75%), 12.60%, 04/27/29 50 22,719
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.36%
,
 09/11/29
(b)(d)
......... 162 162,000
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.48%
,
 01/22/29
(b)
32 29,529
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.78%
,
 08/20/25
(b)
........... 58 54,132
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00%
Floor + 12.50%), 16.93%
,
 06/30/31
(b)
(d)
...................... 23 22,389
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.32%
,
 10/22/29
(b)
........... 2 1,808
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% +
4.00%), 8.36%
,
 11/19/29
(b)
..... 16 16,106
1,204,343
Total Floating Rate Loan Interests — 1.9%
(Cost: $2,975,833) .............................. 2,776,228

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
France — 0.1%
Electricite de France SA, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)(c)(o)
.. GBP 100 $ 127,238
Total Foreign Agency Obligations — 0.1%
(Cost: $130,855) ................................ 127,238
Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 84,451
10.00%, 01/01/27 ........... 2 247,496
331,947
Colombia — 0.3%
Republic of Colombia
5.75%, 11/03/27 ............ COP 636,200 129,544
6.00%, 04/28/28 ............ 1,302,000 259,400
7.75%, 09/18/30 ............ 451,900 88,814
477,758
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 2,670 115,792
4.50%, 11/11/32 ............ 2,240 94,388
210,180
Egypt — 0.0%
Arab Republic of Egypt, 24.46%
,
10/01/27 ................. EGP 509 10,029
Hungary — 0.0%
Hungary Government Bond, 7.00%
,
10/24/35 ................. HUF 15,590 40,382
Indonesia — 0.3%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,477,000 91,722
8.25%, 05/15/36 ............ 1,349,000 90,855
7.13%, 06/15/38 ............ 3,274,000 203,906
386,483
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 158 163,041
Malaysia — 0.1%
Federation of Malaysia, 4.64%
,
11/07/33 .................. MYR 574 135,951
Mexico — 0.3%
United Mexican States
7.00%, 09/03/26 ............ MXN 34 156,815
8.50%, 05/31/29 ............ 6 25,753
7.50%, 05/26/33 ............ 42 171,258
7.75%, 11/23/34 ............ 8 31,779
385,605
Poland — 0.3%
Republic of Poland
5.75%, 04/25/29 ............ PLN 745 181,251
4.75%, 07/25/29 ............ 428 100,347
5.00%, 10/25/34 ............ 240 54,296
2.00%, 08/25/36 ............ 206 43,923
379,817
Security
Par (000)
Par (000) Value
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 5,707 $ 289,569
7.00%, 02/28/31 ............ 1,957 92,104
9.00%, 01/31/40 ............ 1,544 69,643
8.75%, 01/31/44 ............ 2,126 91,337
542,653
Thailand — 0.1%
Kingdom of Thailand, 2.40%
,
03/17/29 THB 5,830 172,925
Turkey — 0.1%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 2,703 75,271
31.08%, 11/08/28 ........... 783 21,886
26.20%, 10/05/33 ........... 2,340 64,311
161,468
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%
,
07/20/33 ................. UYU 452 10,352
Total Foreign Government Obligations — 2.3%
(Cost: $3,729,212) .............................. 3,408,591
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ........ 10,731 226,102
iShares 0-5 Year TIPS Bond ETF
(e)
.. 1,425 143,355
iShares Biotechnology ETF
(e)(g)
..... 1,000 132,210
iShares Broad USD High Yield
Corporate Bond ETF
(e)(g)
....... 4,187 154,040
iShares Core S&P Small-Cap ETF
(e)(g)
637 73,395
iShares iBoxx $ High Yield Corporate
Bond ETF
(e)(g)
.............. 2,280 179,322
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(g)(i)
........ 12,152 1,082,014
iShares Latin America 40 ETF
(e)(g)
... 1,769 36,990
iShares MSCI Brazil ETF
(e)
....... 1,992 44,840
iShares MSCI Emerging Markets ETF
(e)
(g)
...................... 429 17,941
iShares Russell Mid-Cap Growth ETF
(e)
(g)
...................... 188 23,829
SPDR Blackstone Senior Loan ETF
(g)
8,948 373,400
SPDR Gold Shares
(i) (j)
........... 5,877 1,422,998
SPDR S&P Homebuilders ETF
(g)
... 635 66,357
SPDR S&P Regional Banking ETF
(g)
. 886 53,470
VanEck JPMorgan EM Local Currency
Bond ETF
(g)
............... 8,227 190,126
VanEck Semiconductor ETF
(g)
..... 993 240,475
Total Investment Companies — 3.0%
(Cost: $4,490,222) .............................. 4,460,864
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(a)
........ USD 100 101,791
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 101,791

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.97%, 01/25/42 . USD 17 $ 17,497
J.P. Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 118 94,538
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 170 149,386
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 51,399
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 6.89%, 10/25/39 ....... 67 67,256
380,076
Commercial Mortgage-Backed Securities — 1.5%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.65%,
01/19/37
(a)(b)
............... 100 100,655
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.77%, 12/15/34
(a)(b)
100 96,369
United States — 1.3%
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.79%, 06/15/41
(a)(b)
20 19,826
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.31%, 06/15/38 ... 94 92,888
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.31%, 05/15/38 ... 70 69,738
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.76%, 10/15/38 ... 85 85,186
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.79%, 03/15/41 ... 90 90,831
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 58,206
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 79,210
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 01/15/34 ... 14 13,913
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.51%, 01/15/34 ... 28 27,778
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 04/15/41 ... 87 87,140
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.29%, 07/15/29 ... USD 22 $ 22,096
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.33%, 07/15/29 ... 55 54,974
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,239
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.88%, 06/15/41
(a)(b)
.... 30 30,030
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 8.29%, 08/15/41
(a)(b)
30 29,962
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR at 2.00% Floor + 2.30%),
6.69%, 05/15/35
(a)(b)
.......... 75 74,279
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 45 45,342
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 07/15/38 ... 180 180,130
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.36%, 07/15/38 ... 90 90,290
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor +
3.05%), 7.45%, 11/15/36
(a)(b)
.... 60 60,095
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 30,366
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.59%, 05/15/37
(a)(b)
.... 100 99,219
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.21%, 04/15/38 ... 60 60,075
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.71%, 04/15/38 ... 20 20,025
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.59%, 06/15/39
(a)(b)
.... 20 20,061
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.83%, 06/15/39
(a)(b)
10 9,986
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 23 23,186
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 6.61%, 04/15/38
(a)(b)
.... 125 124,868
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
...................... 17 15,343
SREIT Trust, Series 2021-MFP, Class
F, (1-mo. CME Term SOFR at 2.63%
Floor + 2.74%), 7.14%, 11/15/38
(a)(b)
96 95,923

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.44%, 07/15/36
(a)(b)
USD 25 $ 24,969
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,963
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 50 47,946
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 64 58,355
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,763
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 100 100,236
1,990,437
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $2,665,703) .............................. 2,567,537
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
5.94%
(b)(o)
................. 31 26,742
Total Capital Trusts — 0.0%
(Cost: $28,719) ................................ 26,742
Shares
Shares
Preferred Stocks — 2.5%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 18,444 34,710
Cia Energetica de Minas Gerais
(Preference) ............... 21,819 38,783
Gerdau SA (Preference) ......... 8,235 24,127
Itau Unibanco Holding SA (Preference) 9,350 46,329
Neon Payments Ltd.
(d)(f)
.......... 319 130,139
Petroleo Brasileiro SA (Preference) .. 8,118 48,107
322,195
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(f)(h)
.... 2,458 444,161
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 618 54,221
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(f)(h)
.......... 30 —
54,221
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(f)(h)
..................... 32 —
Security
Shares
Shares Value
Israel — 0.1%
(d)(f)(h)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 $ 63,763
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 59,566
123,329
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)(f)
(h)
...................... 228 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(f)(h)
............. 4,842 76,074
United States — 1.8%
Aiven, Inc., Series D
(d)(f)
.......... 647 41,453
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)(f)
(h)
...................... 140 24,107
Caresyntax, Inc., Series C-2
(d)(f)
.... 567 16,182
Caresyntax, Inc., Series C-3
(d)(f)
.... 73 1,594
CW Opportunity 2 LP
(d)(f)
......... 83,000 105,410
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(f)(h)
.... 6,177 566,925
Databricks, Inc., Series G, (Acquired
02/01/21, cost $102,873)
(d)(f)(h)
... 1,740 159,697
Davidson Homes, Inc., 12.00%
(d)(f)
... 139 126,715
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(o)
....... 285 283,219
Exo Imaging, Inc., (Acquired 06/24/21,
cost $62,470)
(d)(f)(h)
........... 10,664 640
FLYR, Inc.
(d)(f)
................ 18,486 131,807
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$76,178)
(d)(f)(h)
.............. 2,891 2,891
HawkEye 360, Inc., Series D1
(d)(f)
... 4,447 51,941
Insightful Corp., Series D
(d)(f)
....... 51,259 13,558
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(f)(h)
.... 51,330 112,926
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(f)(h)
.... 3,376 7,427
Lessen Holdings, Inc., Series B
(d)(f)
.. 8,296 32,437
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(f)(h)
.... 10,057 69,896
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(d)(f)(h)
.... 955 9,961
Lookout, Inc., Series F, (Acquired
09/19/14, cost $243,061)
(d)(f)(h)
... 21,278 40,215
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(d)(f)(h)
.... 2,388 37,993
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(f)(h)
.... 70 —
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(d)(f)
(h)
...................... 8,220 17,509
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(f)(h)
.... 1,532 58,400
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(d)(f)
(h)
...................... 3,017 2,655
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)(f)
(h)
...................... 1,720 95,890

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)(f)
(h)
...................... 554 $ 35,439
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(f)(h)
.... 1,894 19,073
Source Global PBC, Series C-1,
(Acquired 05/07/20, cost $70,353)
(d)(f)
(h)
...................... 4,463 21,289
Source Global PBC, Series D,
(Acquired 07/05/22, cost $13,149)
(d)(f)
(h)
...................... 321 2,905
Source Global PBC, Series D-2,
(Acquired 05/16/24, cost $0)
(d)(f)(h)
. 228 643
Source Global PBC, Series D-3,
(Acquired 05/15/24, cost $12,125)
(d)(f)
(h)
...................... 333 2,677
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(f)(h)
.............. 12,134 34,218
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(f)(h)
............... 1,487 4,387
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,876)
(d)(f)(h)
.... 12,367 80,138
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(d)(f)(h)
.... 1,464 10,556
Veritas, Inc.
(d)(f)
................ 294 5,875
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%,
(d)(f)(h)
.............. 14,803 78,604
Wells Fargo & Co., Series L, 7.50%
(n)(o)
46 54,938
XAI Corp., (Acquired 11/27/24, cost
$220,722)
(d)(f)(h)
............. 10,195 220,722
2,582,912
Total Preferred Stocks — 2.5%
(Cost: $4,126,926) .............................. 3,602,892
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.22%, 10/30/40
(b)
(g)
...................... 3,609 108,162
Total Trust Preferreds — 0.1%
(Cost: $98,903) ................................ 108,162
Total Preferred Securities — 2.6%
(Cost: $4,254,548) .............................. 3,737,796
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 6.00%),
10.57%, 08/25/33
(a)(b)
......... USD 17 20,250
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... USD 13 $ 11,919
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.57% ,  04/25/30 ........ 116 7,713
Series K116, Class X1,
1.42% ,  07/25/30 ........ 99 6,012
Series K120, Class X1,
1.03% ,  10/25/30 ........ 390 18,110
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 100 4,389
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 450 11,695
47,919
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $84,150) ................................ 80,088
U.S. Treasury Obligations
U.S. Treasury Notes
4.00%, 12/15/25
(i)
........... 1,017 1,015,279
4.63%, 09/30/28 ............ 546 550,702
Total U.S. Treasury Obligations — 1.1%
(Cost: $1,556,151) .............................. 1,565,981
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 718 94
France — 0.0%
Atos SE (1 Share for 1 Warrant, Expires
12/17/27) ................. 947,855 1,865
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(h)
......... 845 76
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 11/30/26, Strike
Price USD 11.50) ............ 375 41
117
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(h)
......... 5,834 5,551

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.0%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 $ 88
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 1,268 —
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 7,884
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 1,130 610
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(h)
........... 14 24,416
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 264 1,294
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 887
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 9,802
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 3,888
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 7
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 53,113 3,851
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 840 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 13
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 724 546
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 1,453
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(h)
.......... 1,825 $ 8,158
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(h)
.................. 1,351 20
62,917
Total Warrants — 0.0%
(Cost: $16,602) ................................ 70,544
Total Long-Term Investments — 90.6%
(Cost: $125,149,117) ............................. 132,336,140
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 13.80%
,
01/01/26
(t)
....... BRL —
(r)
41,056
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(t)
23.64%, 02/18/25 ........... EGP 1,750 33,025
32.46%, 03/18/25 ........... 2,900 54,017
87,042
Total Foreign Government Obligations — 0.1%
(Cost: $128,765) ................................ 128,098
Shares
Shares
Money Market Funds — 6.0%
(e)(u)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.63%
(v)
....... 2,754,061 2,755,438
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.36% ...... 5,936,703 5,936,703
Total Money Market Funds — 6.0%
(Cost: $8,692,141) .............................. 8,692,141
Total Short-Term Securities — 6.1%
(Cost: $8,820,906) .............................. 8,820,239
Total Options Purchased — 0.2%
(Cost: $695,857 ) ................................ 335,248
Total Investments Before Options Written — 96.9%
(Cost: $134,665,880) ............................. 141,491,627
Total Options Written — (0.2)%
(Premiums Received — $(304,791)) .................. (341,467)
Total Investments Net of Options Written — 96.7%
(Cost: $134,361,089) ............................. 141,150,160
Other Assets Less Liabilities — 3.3% ................... 4,858,798
Net Assets — 100.0% .............................. $ 146,008,958

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,699,188, representing 2.53% of its net assets as of period end, and an original cost of $4,025,583.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Zero-coupon bond.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Rounds to less than 1,000.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Par/Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,755,754
(a)
$ — $ (316) $ — $ 2,755,438 2,754,061 $ 13,144
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,764,105 — (5,827,402)
(a)
— — 5,936,703 5,936,703 410,241 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,262,819 — (3,262,423)
(a)
(444) 48 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 140,491 — — — 2,864 143,355 1,425 3,750 —
iShares Biotechnology ETF .. — 143,085 — — (10,875) 132,210 1,000 263 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 529,573 (375,664) 1,596 (1,465) 154,040 4,187 6,637 —
iShares Core S&P Small-Cap
ETF ................ — 74,058 — — (663) 73,395 637 1,053 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 995,641 (811,910) 2,233 (6,642) 179,322 2,280 4,262 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 96,496 — (98,376) 3,206 (1,326) — — 2,778 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,532,099 — (446,035) 10,148 (14,198) 1,082,014 12,152 62,159 —
iShares Latin America 40 ETF 85,669 — (28,949) (528) (19,202) 36,990 1,769 3,533 —
iShares MSCI Brazil ETF ... 116,067 — (37,457) (7,186) (26,584) 44,840 1,992 5,211 —
iShares MSCI Emerging
Markets ETF .......... 17,250 — — — 691 17,941 429 436 —
iShares Russell Mid-Cap
Growth ETF .......... 39,381 — (20,009) 1,987 2,470 23,829 188 138 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28
(d)
..... — 37,169 — — (37,169) — 414,143 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26
(d)
...... 283,479 — (134) — (224,345) 59,000 462,748 — —
Quintis HoldCo Pty. Ltd.
(d)
... 1 — — — — 1 218,994 — —
$ 10,696 $ (336,396) $ 10,639,078 $ 513,605 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
(d)
As of the beginning of the period, the entity was not considered an affiliate.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 13 01/30/25 $ 617 $ (5,323)
Euro-Bobl ............................................................... 50 03/06/25 6,104 (80,977)
Euro-BTP ............................................................... 3 03/06/25 373 (7,597)
Euro-Bund .............................................................. 34 03/06/25 4,700 (92,011)
Euro-OAT ............................................................... 6 03/06/25 767 (15,704)
Euro-Schatz ............................................................. 6 03/06/25 665 (2,902)
OSE Nikkei 225 Index ....................................................... 11 03/13/25 2,755 14,847
Australia 10-Year Bond ...................................................... 35 03/17/25 2,445 (34,684)
U.S. Treasury Long Bond ..................................................... 9 03/20/25 1,025 (24,291)
U.S. Treasury Ultra Bond ..................................................... 4 03/20/25 476 (4,895)
EURO STOXX Bank Index .................................................... 15 03/21/25 113 (1,540)
MSCI Emerging Markets Index ................................................. 2 03/21/25 107 (4,072)
Russell 2000 E-Mini Index .................................................... 7 03/21/25 787 (44,697)
Long Gilt ................................................................ 4 03/27/25 463 (13,458)
U.S. Treasury 5-Year Note .................................................... 94 03/31/25 9,993 (72,567)
(389,871)
Short Contracts
Euro-Buxl ............................................................... 1 03/06/25 137 9,020
U.S. Treasury 10-Year Note ................................................... 78 03/20/25 8,483 104,717
U.S. Treasury 10-Year Ultra Note ............................................... 123 03/20/25 13,691 181,692
EURO STOXX 50 Index ..................................................... 1 03/21/25 51 955
FTSE 100 Index ........................................................... 1 03/21/25 102 890
Nasdaq-100 E-Mini Index ..................................................... 13 03/21/25 5,519 224,585
S&P 500 E-Mini Index ....................................................... 1 03/21/25 297 3,788
U.S. Treasury 2-Year Note .................................................... 16 03/31/25 3,290 (1,858)
523,789
$ 133,918
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 43,000 ZAR 808,254 Goldman Sachs International 01/02/25 $ 170
USD 21,000 BRL 127,320 BNP Paribas SA 01/03/25 391
USD 63,000 BRL 373,590 Morgan Stanley & Co. International plc 01/03/25 2,528
USD 632,726 BRL 3,693,220 Goldman Sachs International 01/21/25 36,993
USD 51,626 COP 224,948,400 JPMorgan Chase Bank NA 01/21/25 697
USD 42,105 COP 183,947,774 JPMorgan Chase Bank NA 01/21/25 458
USD 226,339 CZK 5,407,191 Barclays Bank plc 01/21/25 4,013
USD 41,604 HUF 16,012,356 Toronto Dominion Bank 01/21/25 1,328
USD 210,290 IDR 3,342,967,501 Morgan Stanley & Co. International plc 01/21/25 3,925
USD 142,956 MXN 2,936,322 Barclays Bank plc 01/21/25 2,603
USD 236,097 MXN 4,849,848 Goldman Sachs International 01/21/25 4,279
USD 27,511 MXN 565,323 State Street Bank and Trust Co. 01/21/25 489
USD 138,558 MYR 611,651 Barclays Bank plc 01/21/25 1,986
USD 128,395 PLN 524,107 Barclays Bank plc 01/21/25 1,577
USD 288,193 PLN 1,175,735 Toronto Dominion Bank 01/21/25 3,700
USD 13,549 UYU 586,085 HSBC Bank plc 01/21/25 126
USD 345,401 ZAR 6,275,349 Goldman Sachs International 01/21/25 13,441
USD 231,658 ZAR 4,207,962 Morgan Stanley & Co. International plc 01/21/25 9,061
COP 350,006,658 USD 78,937 Citibank NA 01/23/25 283
COP 938,011,677 USD 210,728 Societe Generale SA 01/23/25 1,581
GBP 28,317 EUR 34,069 Goldman Sachs International 01/23/25 125
IDR 666,250,000 USD 41,000 Barclays Bank plc 01/23/25 112
PEN 207,709 USD 53,989 BNP Paribas SA 01/23/25 1,249

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PHP 3,289,440 USD 56,000 HSBC Bank plc 01/23/25 $ 482
PLN 184,876 EUR 42,397 UBS AG 01/23/25 778
PLN 567,250 USD 137,195 Canadian Imperial Bank of Commerce 01/23/25 52
THB 7,486,765 USD 216,800 Barclays Bank plc 01/23/25 3,025
THB 1,411,220 USD 41,000 Morgan Stanley & Co. International plc 01/23/25 436
THB 1,452,150 USD 42,000 Nomura International plc 01/23/25 638
TRY 3,510,980 USD 96,482 Citibank NA 01/23/25 777
USD 42,000 CAD 59,116 Barclays Bank plc 01/23/25 843
USD 63,000 CAD 88,476 BNP Paribas SA 01/23/25 1,403
USD 42,000 CAD 58,686 Canadian Imperial Bank of Commerce 01/23/25 1,143
USD 168,000 CNY 1,214,889 State Street Bank and Trust Co. 01/23/25 2,405
USD 147,000 COP 640,080,000 Citibank NA 01/23/25 2,125
USD 64,000 COP 281,664,000 Societe Generale SA 01/23/25 248
USD 43,000 CZK 1,027,110 Morgan Stanley & Co. International plc 01/23/25 767
USD 104,133 EUR 100,000 Bank of New York Mellon 01/23/25 463
USD 85,416 EUR 81,000 Barclays Bank plc 01/23/25 1,444
USD 101,268 EUR 96,000 UBS AG 01/23/25 1,745
USD 41,580 GBP 33,000 Morgan Stanley & Co. International plc 01/23/25 275
USD 98,000 JPY 15,360,841 Standard Chartered Bank 01/23/25 136
USD 11,000 JPY 1,691,169 Toronto Dominion Bank 01/23/25 226
USD 86,000 KRW 122,008,200 Citibank NA 01/23/25 3,350
USD 82,000 MXN 1,666,281 Citibank NA 01/23/25 2,383
USD 77,702 SEK 855,445 Natwest Markets plc 01/23/25 299
USD 207,000 SGD 277,943 UBS AG 01/23/25 3,298
USD 43,000 THB 1,448,240 Citibank NA 01/23/25 477
USD 42,000 ZAR 768,432 Bank of America NA 01/23/25 1,359
USD 21,000 ZAR 385,323 HSBC Bank plc 01/23/25 621
USD 31,000 BRL 189,925 Barclays Bank plc 02/04/25 446
EUR 647,096 CHF 596,874 Barclays Bank plc 03/19/25 9,272
NOK 7,581,867 CHF 594,549 Barclays Bank plc 03/19/25 5,269
USD 201,102 BRL 1,227,406 Barclays Bank plc 03/19/25 5,013
USD 1,318,383 EUR 1,250,501 Deutsche Bank AG 03/19/25 18,773
USD 1,665,573 GBP 1,306,550 Natwest Markets plc 03/19/25 30,831
USD 2,908 IDR 46,624,717 HSBC Bank plc 03/19/25 46
USD 27,735 INR 2,368,662 BNP Paribas SA 03/19/25 271
USD 351,029 JPY 54,586,869 Bank of America NA 03/19/25 1,053
USD 551,845 NOK 6,155,353 Toronto Dominion Bank 03/19/25 11,216
USD 40,942 BRL 253,618 JPMorgan Chase Bank NA 04/02/25 494
204,997
BRL 433,865 USD 73,000 Barclays Bank plc 01/03/25 (2,771)
BRL 259,268 USD 43,000 BNP Paribas SA 01/03/25 (1,033)
USD 32,000 BRL 197,797 Barclays Bank plc 01/03/25 (17)
EGP 515,138 USD 10,185 Societe Generale SA 01/08/25 (74)
USD 10,071 EGP 515,138 Societe Generale SA 01/08/25 (41)
USD 38,897 TRY 1,395,035 Barclays Bank plc 01/08/25 (360)
PEN 5,900 USD 1,579 Barclays Bank plc 01/21/25 (10)
PEN 135,322 USD 36,170 Citibank NA 01/21/25 (179)
USD 403,505 COP 1,829,451,028 Morgan Stanley & Co. International plc 01/21/25 (10,691)
USD 37,220 PEN 141,222 Morgan Stanley & Co. International plc 01/21/25 (341)
USD 168,818 THB 5,863,905 BNP Paribas SA 01/21/25 (3,340)
USD 33,499 TRY 1,237,174 UBS AG 01/21/25 (846)
AUD 64,000 USD 41,710 Barclays Bank plc 01/23/25 (2,096)
BRL 3,047,951 USD 519,644 BNP Paribas SA 01/23/25 (28,183)
CLP 62,181,000 USD 63,000 Citibank NA 01/23/25 (489)
CLP 116,710,308 USD 119,935 Goldman Sachs International 01/23/25 (2,604)
CNY 298,764 USD 41,310 JPMorgan Chase Bank NA 01/23/25 (587)
CNY 2,530,258 USD 346,890 UBS AG 01/23/25 (2,004)
CZK 4,472,141 USD 186,451 Barclays Bank plc 01/23/25 (2,566)
EUR 34,069 GBP 28,429 Standard Chartered Bank 01/23/25 (265)
EUR 180,000 USD 189,020 Barclays Bank plc 01/23/25 (2,414)
EUR 20,000 USD 21,022 Deutsche Bank AG 01/23/25 (288)
EUR 63,430 USD 66,958 Standard Chartered Bank 01/23/25 (1,200)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 79,083 USD 100,021 Barclays Bank plc 01/23/25 $ (1,034)
GBP 29,917 USD 37,858 Nomura International plc 01/23/25 (411)
HUF 16,426,200 USD 42,000 Citibank NA 01/23/25 (687)
HUF 66,437,115 USD 169,945 UBS AG 01/23/25 (2,853)
IDR 1,723,878,563 USD 107,973 HSBC Bank plc 01/23/25 (1,599)
INR 4,027,926 USD 47,610 HSBC Bank plc 01/23/25 (668)
JPY 9,552,595 USD 63,000 Bank of America NA 01/23/25 (2,140)
JPY 12,823,541 USD 85,000 Barclays Bank plc 01/23/25 (3,302)
JPY 6,429,094 USD 43,000 BNP Paribas SA 01/23/25 (2,040)
JPY 3,216,196 USD 21,000 Goldman Sachs International 01/23/25 (510)
KRW 29,967,000 USD 21,000 BNP Paribas SA 01/23/25 (700)
KRW 121,075,837 USD 86,893 HSBC Bank plc 01/23/25 (4,875)
MXN 797,322 USD 38,743 Barclays Bank plc 01/23/25 (646)
MXN 833,694 USD 41,000 Citibank NA 01/23/25 (1,165)
MXN 1,733,291 USD 85,000 Goldman Sachs International 01/23/25 (2,182)
MXN 7,385,378 USD 360,124 Morgan Stanley & Co. International plc 01/23/25 (7,241)
MYR 1,517,815 USD 340,088 Barclays Bank plc 01/23/25 (1,232)
NOK 1,029,566 USD 93,000 Toronto Dominion Bank 01/23/25 (2,560)
RON 276,892 USD 58,348 Standard Chartered Bank 01/23/25 (773)
SEK 461,555 USD 42,000 Barclays Bank plc 01/23/25 (237)
SGD 261,648 USD 195,138 Morgan Stanley & Co. International plc 01/23/25 (3,378)
USD 62,000 COP 274,164,000 Societe Generale SA 01/23/25 (54)
USD 95,055 GBP 76,000 Barclays Bank plc 01/23/25 (73)
USD 42,000 HUF 16,823,100 Barclays Bank plc 01/23/25 (311)
USD 42,000 MXN 879,144 Barclays Bank plc 01/23/25 (7)
USD 1,883 PLN 7,792 Barclays Bank plc 01/23/25 (2)
USD 21,000 THB 723,450 Barclays Bank plc 01/23/25 (242)
USD 20,000 TRY 727,940 Barclays Bank plc 01/23/25 (165)
ZAR 765,039 USD 43,000 Bank of America NA 01/23/25 (2,538)
ZAR 809,841 USD 43,000 Goldman Sachs International 01/23/25 (169)
ZAR 380,541 USD 21,000 HSBC Bank plc 01/23/25 (874)
ZAR 6,990,627 USD 383,845 Toronto Dominion Bank 01/23/25 (14,121)
BRL 250,920 USD 41,000 Citibank NA 02/04/25 (633)
COP 371,537,849 USD 93,398 Citibank NA 02/21/25 (9,626)
USD 83,383 COP 371,537,849 Morgan Stanley & Co. International plc 02/21/25 (390)
COP 509,007,000 USD 122,711 HSBC Bank plc 02/24/25 (7,985)
USD 103,417 COP 462,136,957 Societe Generale SA 02/24/25 (745)
EGP 1,088,640 USD 21,000 Societe Generale SA 02/25/25 (48)
AUD 3,249,813 USD 2,071,188 Natwest Markets plc 03/19/25 (59,495)
BRL 2,861,578 EUR 445,576 Goldman Sachs International 03/19/25 (5,911)
CAD 2,575,735 USD 1,826,916 State Street Bank and Trust Co. 03/19/25 (30,031)
CHF 2,853,949 USD 3,261,719 UBS AG 03/19/25 (90,462)
CNY 10,998,729 USD 1,515,883 Bank of America NA 03/19/25 (14,277)
DKK 3,705,590 USD 524,415 Citibank NA 03/19/25 (7,554)
EUR 414,831 USD 438,159 Bank of America NA 03/19/25 (7,037)
EUR 1,357,914 USD 1,431,496 Bank of New York Mellon 03/19/25 (20,255)
EUR 631,791 USD 659,589 UBS AG 03/19/25 (2,986)
GBP 228,752 EUR 276,600 Natwest Markets plc 03/19/25 (1,250)
GBP 367,675 USD 468,708 Bank of New York Mellon 03/19/25 (8,676)
HUF 54,365,616 USD 138,329 BNP Paribas SA 03/19/25 (1,983)
JPY 139,804,339 EUR 880,479 Deutsche Bank AG 03/19/25 (18,721)
JPY 969,773,461 USD 6,438,321 HSBC Bank plc 03/19/25 (220,760)
KRW 899,624,391 USD 630,762 BNP Paribas SA 03/19/25 (20,122)
MXN 9,561,659 EUR 443,947 Goldman Sachs International 03/19/25 (8,498)
MXN 3,935,124 USD 192,490 JPMorgan Chase Bank NA 03/19/25 (6,105)
MXN 229,972 USD 11,000 Citibank NA 03/19/25 (108)
NZD 123,715 USD 71,717 Toronto Dominion Bank 03/19/25 (2,441)
PLN 932,408 USD 228,352 Goldman Sachs International 03/19/25 (3,233)
SEK 4,951,846 USD 453,535 Toronto Dominion Bank 03/19/25 (4,134)
SGD 367,019 USD 274,224 Toronto Dominion Bank 03/19/25 (4,660)
TWD 15,635,470 USD 483,472 BNP Paribas SA 03/19/25 (6,947)
USD 1,332,780 HKD 10,351,803 Bank of America NA 03/19/25 (1,370)
ZAR 5,668,024 EUR 301,011 Toronto Dominion Bank 03/19/25 (14,531)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 4,376,017 USD 244,982 BNP Paribas SA 03/19/25 $ (14,678)
(716,840)
$ (511,843)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 11 $ 1,867
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 11 1,337
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 84 465
3,669
Put
USD Currency ............... One-Touch UBS AG 01/17/25 MXN 18.00 MXN 18.00 USD 6 —
USD Currency ............... One-Touch Bank of America NA 03/17/25 BRL 5.75 BRL 5.75 USD 11 1,083
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 10 2,799
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 77 449
4,331
$ 8,000
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 9 01/03/25 USD 612.00 USD 527 $ 14
Alphabet, Inc. .............................. 43 01/17/25 USD 200.00 USD 819 4,988
Amazon.com, Inc. ........................... 35 01/17/25 USD 230.00 USD 768 5,040
Bank of America Corp. ........................ 15 01/17/25 USD 49.00 USD 66 113
Capital One Financial Corp. ..................... 8 01/17/25 USD 170.00 USD 143 8,520
Carrier Global Corp. .......................... 8 01/17/25 USD 77.50 USD 55 80
Costco Wholesale Corp. ....................... 2 01/17/25 USD 1,020.00 USD 183 84
Dell Technologies, Inc. ........................ 16 01/17/25 USD 145.00 USD 184 48
EQT Corp. ................................ 71 01/17/25 USD 48.00 USD 327 4,757
Fifth Third Bancorp .......................... 20 01/17/25 USD 45.00 USD 85 150
Home Depot, Inc. (The) ....................... 5 01/17/25 USD 445.00 USD 194 298
Informatica, Inc. ............................ 3 01/17/25 USD 30.00 USD 8 38
Lowe's Cos., Inc. ............................ 7 01/17/25 USD 300.00 USD 173 35
Mastercard, Inc. ............................ 3 01/17/25 USD 540.00 USD 158 791
Meta Platforms, Inc. .......................... 11 01/17/25 USD 620.00 USD 644 4,510
Meta Platforms, Inc. .......................... 11 01/17/25 USD 630.00 USD 644 2,882
NVIDIA Corp. .............................. 8 01/17/25 USD 160.00 USD 107 168
NVIDIA Corp. .............................. 13 01/17/25 USD 145.00 USD 175 1,996
NVIDIA Corp. .............................. 17 01/17/25 USD 155.00 USD 228 663
Oracle Corp. ............................... 13 01/17/25 USD 210.00 USD 217 59
Paramount Global ........................... 6 01/17/25 USD 15.00 USD 6 9
Paramount Global ........................... 11 01/17/25 USD 14.00 USD 12 17
Paramount Global ........................... 11 01/17/25 USD 12.50 USD 12 28
Sabre Corp. ............................... 11 01/17/25 USD 5.00 USD 4 17
Shell plc .................................. 45 01/17/25 USD 67.50 USD 282 450
SPDR Gold Shares
(a)
......................... 28 01/17/25 USD 250.00 USD 678 1,442
SPDR Gold Shares
(a)
......................... 29 01/17/25 USD 255.00 USD 702 537
SPDR Gold Shares
(a)
......................... 77 01/17/25 USD 260.00 USD 1,864 693
SPDR S&P 500 ETF Trust ...................... 23 01/17/25 USD 605.00 USD 1,348 2,024
Uber Technologies, Inc. ....................... 19 01/17/25 USD 77.50 USD 115 76

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 32 01/17/25 USD 100.00 USD 311 $ 10,640
Uniti Group, Inc. ............................ 9 01/17/25 USD 6.00 USD 5 68
Visa, Inc. ................................. 9 01/17/25 USD 320.00 USD 284 2,969
Western Digital Corp. ......................... 6 01/17/25 USD 85.00 USD 36 24
U.S. Treasury 5-Year Note ..................... 2 01/24/25 USD 107.00 USD 200 391
SPDR Gold Shares
(a)
......................... 31 01/31/25 USD 248.00 USD 751 7,704
Adobe, Inc. ................................ 3 02/21/25 USD 475.00 USD 133 2,108
Advanced Micro Devices, Inc. ................... 9 02/21/25 USD 150.00 USD 109 1,521
Apple, Inc. ................................ 36 02/21/25 USD 250.00 USD 902 34,290
DraftKings, Inc. ............................. 24 02/21/25 USD 44.00 USD 89 1,812
Microsoft Corp. ............................. 6 02/21/25 USD 470.00 USD 253 1,431
Netflix, Inc. ................................ 3 02/21/25 USD 980.00 USD 267 7,103
Netflix, Inc. ................................ 3 02/21/25 USD 900.00 USD 267 15,600
NVIDIA Corp. .............................. 60 02/21/25 USD 160.00 USD 806 11,610
Salesforce, Inc. ............................. 10 02/21/25 USD 390.00 USD 334 1,255
SPDR Gold Shares
(a)
......................... 43 02/21/25 USD 255.00 USD 1,041 6,923
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 11 02/21/25 USD 190.00 USD 217 18,535
Uber Technologies, Inc. ....................... 38 02/21/25 USD 67.50 USD 229 6,346
Walmart, Inc. .............................. 65 02/21/25 USD 100.00 USD 587 4,778
Walt Disney Co. (The) ........................ 11 02/21/25 USD 120.00 USD 122 2,090
Sabre Corp. ............................... 11 04/17/25 USD 7.00 USD 4 61
177,786
Put
Broadcom, Inc. ............................. 11 01/17/25 USD 172.00 USD 255 165
HubSpot, Inc. .............................. 5 01/17/25 USD 720.00 USD 348 17,275
iShares iBoxx $ High Yield Corporate Bond ETF ....... 20 01/17/25 USD 77.00 USD 157 430
SPDR S&P 500 ETF Trust ...................... 28 01/17/25 USD 598.00 USD 1,641 36,302
SPDR S&P 500 ETF Trust ...................... 42 01/17/25 USD 575.00 USD 2,462 12,957
SPDR S&P 500 ETF Trust ...................... 9 01/31/25 USD 580.00 USD 527 5,868
Datadog, Inc. .............................. 18 02/21/25 USD 155.00 USD 257 29,655
iShares iBoxx $ High Yield Corporate Bond ETF ....... 12 02/21/25 USD 74.00 USD 94 564
ServiceNow, Inc. ............................ 5 02/21/25 USD 940.00 USD 530 7,175
SPDR S&P 500 ETF Trust ...................... 6 02/21/25 USD 580.00 USD 352 5,208
115,599
$ 293,385
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 01/17/25 JPY 155.00 USD 63 $ 1,092
EUR Currency ........... JPMorgan Chase Bank NA — 02/17/25 SEK 11.70 EUR 100 196
IFSC NIFTY 50 Index ...... Morgan Stanley & Co. International plc 18 03/27/25 USD 26,000.00 USD 426 1,525
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 85 1,059
3,872
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/06/25 USD 1.06 EUR 58 1,397
USD Currency ........... Barclays Bank plc — 01/06/25 BRL 5.70 USD 83 –
EUR Currency ........... Barclays Bank plc — 03/13/25 JPY 160.00 EUR 120 1,702
S&P 500 Index .......... Barclays Bank plc 61 03/21/25 USD 5,750.00 USD 359 6,872
S&P 500 Index .......... Goldman Sachs International 61 03/21/25 USD 5,700.00 USD 359 6,892
S&P 500 Index .......... UBS AG 61 03/21/25 USD 5,780.00 USD 359 7,247
24,110
$ 27,982

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 01/15/25 USD 106.00 USD 140 $ 129
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly Bank of America NA 01/15/25 EUR 400.00 EUR 135 57
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
JPMorgan Chase Bank
NA 02/19/25 EUR 425.00 EUR 135 245
$ 431
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3-mo. JIBAR Quarterly 8.75% Quarterly
JPMorgan Chase
Bank NA 01/22/25 8 .75 % ZAR 873 $ 266
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 1,947 2
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3 .30 USD 371 1,964
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3 .30 USD 296 1,591
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3 .30 USD 295 1,627
$ 5,450
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Broadcom, Inc. .............................. 11 01/17/25 USD 210.00 USD 255 $ (25,877)
Costco Wholesale Corp. ........................ 2 01/17/25 USD 1,100.00 USD 183 (13)
Home Depot, Inc. (The) ........................ 5 01/17/25 USD 470.00 USD 194 (10)
JPMorgan Chase & Co. ........................ 15 01/17/25 USD 250.00 USD 360 (2,520)
Meta Platforms, Inc. ........................... 11 01/17/25 USD 680.00 USD 644 (357)
NVIDIA Corp. ............................... 8 01/17/25 USD 185.00 USD 107 (16)
ServiceNow, Inc. ............................. 5 01/17/25 USD 1,120.00 USD 530 (3,025)
SPDR S&P 500 ETF Trust ....................... 23 01/17/25 USD 625.00 USD 1,348 (103)
United Airlines Holdings, Inc. ..................... 32 01/17/25 USD 115.00 USD 311 (1,216)
Western Digital Corp. .......................... 6 01/17/25 USD 95.00 USD 36 (102)
Advanced Micro Devices, Inc. .................... 9 02/21/25 USD 170.00 USD 109 (580)
Alphabet, Inc. ............................... 8 02/21/25 USD 200.00 USD 152 (4,340)
Amazon.com, Inc. ............................ 26 02/21/25 USD 250.00 USD 570 (5,629)
Apple, Inc. ................................. 36 02/21/25 USD 265.00 USD 902 (11,610)
Meta Platforms, Inc. ........................... 5 02/21/25 USD 720.00 USD 293 (2,137)
Netflix, Inc. ................................. 3 02/21/25 USD 1,020.00 USD 267 (4,710)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 11 02/21/25 USD 210.00 USD 217 (8,195)
Uber Technologies, Inc. ........................ 24 02/21/25 USD 80.00 USD 145 (840)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walmart, Inc. ............................... 65 02/21/25 USD 110.00 USD 587 $ (1,007)
(72,287)
Put
Advanced Micro Devices, Inc. .................... 9 01/17/25 USD 125.00 USD 109 (5,850)
Broadcom, Inc. .............................. 11 01/17/25 USD 150.00 USD 255 (38)
Carrier Global Corp. ........................... 8 01/17/25 USD 65.00 USD 55 (320)
Costco Wholesale Corp. ........................ 1 01/17/25 USD 910.00 USD 92 (1,175)
Dell Technologies, Inc. ......................... 4 01/17/25 USD 110.00 USD 46 (592)
EQT Corp. ................................. 20 01/17/25 USD 39.00 USD 92 (300)
Freeport-McMoRan, Inc. ........................ 30 01/17/25 USD 40.00 USD 114 (6,990)
HubSpot, Inc. ............................... 5 01/17/25 USD 660.00 USD 348 (3,525)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 10 01/17/25 USD 75.00 USD 79 (30)
Lowe's Cos., Inc. ............................. 7 01/17/25 USD 240.00 USD 173 (1,253)
NVIDIA Corp. ............................... 60 01/17/25 USD 125.00 USD 806 (10,710)
SPDR Gold Shares
(a)
.......................... 28 01/17/25 USD 225.00 USD 678 (1,484)
SPDR Gold Shares
(a)
.......................... 43 01/17/25 USD 235.00 USD 1,041 (2,064)
SPDR Gold Shares
(a)
.......................... 15 01/31/25 USD 232.00 USD 363 (967)
Adobe, Inc. ................................. 3 02/21/25 USD 425.00 USD 133 (2,415)
Alphabet, Inc. ............................... 5 02/21/25 USD 175.00 USD 95 (1,550)
Datadog, Inc. ............................... 18 02/21/25 USD 135.00 USD 257 (9,855)
DraftKings, Inc. .............................. 24 02/21/25 USD 37.00 USD 89 (6,049)
Microsoft Corp. .............................. 6 02/21/25 USD 400.00 USD 253 (4,290)
Netflix, Inc. ................................. 3 02/21/25 USD 830.00 USD 267 (7,455)
Salesforce, Inc. .............................. 10 02/21/25 USD 320.00 USD 334 (6,876)
ServiceNow, Inc. ............................. 5 02/21/25 USD 800.00 USD 530 (2,075)
SPDR Gold Shares
(a)
.......................... 43 02/21/25 USD 238.00 USD 1,041 (11,416)
Uber Technologies, Inc. ........................ 14 02/21/25 USD 65.00 USD 84 (9,171)
Uber Technologies, Inc. ........................ 38 02/21/25 USD 52.50 USD 229 (4,123)
Walt Disney Co. (The) ......................... 11 02/21/25 USD 100.00 USD 122 (1,116)
(101,689)
$ (173,976)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Barclays Bank plc — 01/06/25 BRL 6.00 USD 83 $ (2,584)
USD Currency .............. Goldman Sachs International — 01/06/25 TRY 36.30 USD 62 (78)
USD Currency .............. JPMorgan Chase Bank NA — 04/30/25 CNH 7.60 USD 127 (470)
(3,132)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 01/06/25 USD 1.04 EUR 58 (338)
EUR Currency .............. JPMorgan Chase Bank NA — 01/23/25 USD 1.02 EUR 904 (2,586)
EUR Currency .............. Royal Bank of Canada — 03/06/25 USD 1.02 EUR 671 (5,355)
EUR Currency .............. Barclays Bank plc — 03/13/25 JPY 154.00 EUR 180 (966)
EUR Currency .............. Deutsche Bank AG — 03/20/25 USD 1.01 EUR 1,061 (5,272)
IFSC NIFTY 50 Index ......... Morgan Stanley & Co. International plc 18 03/27/25 USD 22,000.00 USD 426 (1,924)
(16,441)
$ (19,573)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly Bank of America NA 01/15/25 B+ USD 101.00 USD 140 $ (52)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3 .15 % USD 1,134 $ (12)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3 .15 USD 5,074 (48)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3 .23 USD 1,074 (214)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2 .70 USD 3,738 (112)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2 .70 USD 371 (249)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2 .70 USD 296 (204)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2 .70 USD 295 (213)
(1,052)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.70% Annual
Goldman Sachs
International 01/02/25 3 .70 USD 885 (26,907)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Annual
Goldman Sachs
International 01/10/25 4 .07 USD 2,905 (3,795)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual
JPMorgan Chase
Bank NA 01/16/25 4 .00 GBP 1,099 (6,032)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4 .30 USD 1,926 (512)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 01/21/25 4 .00 USD 1,099 (5,935)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3 .23 USD 1,074 (39,053)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3 .90 USD 935 (9,718)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3 .75 USD 221 (6,956)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3 .75 USD 875 (27,663)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4 .10 GBP 913 (8,509)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4 .15 USD 129 (2,516)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4 .15 USD 74 (1,455)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4 .15 USD 74 (1,465)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 1,851 (2,824)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual Citibank NA 06/20/25 4 .60 USD 2,152 (3,474)
(146,814)
$ (147,866)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (4,553) $ (5,116) $ 563
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (959) (41) (918)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 293 (6,596) (6,596) —
$ (12,108) $ (11,753) $ (355)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 149 $ 11,466 $ 5 $ 11,461
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 257 20,787 7,646 13,141
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 Quarterly 12/20/29 BB- EUR 79 6,516 6,659 (143)
$ 38,769 $ 14,310 $ 24,459
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 $ (451) $ — $ (451)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 2,762 — 2,762
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 3,567 (1,200) — (1,200)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 75,577 1,096 74,481
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 4,958 (1,970) — (1,970)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 754 — 754
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 425 — 425
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 502 60 — 60
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 836 (120) — (120)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 675 121 — 121
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 (8,456) — (8,456)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 21,971 1,276 — 1,276
7.25% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/27 ZAR 2,015 165 — 165
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 90,759 589 — 589
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 115,581 4,340 111,241
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 2,318 3,473 — 3,473
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 2,318 5,641 — 5,641
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 2,815 — 2,815
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 (122) — (122)
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 18,541 — 18,541
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 24,650 — 24,650
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (52,794) — (52,794)
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 1,625 (30) — (30)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 1,908 35 — 35

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 $ 13,727 $ — $ 13,727
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 97 — 97
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 160 — 160
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 53,323 — 53,323
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 25,946 144 — 144
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 31,712 723 — 723
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 177,747 13,007 164,740
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 58,446 — 58,446
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 (18,562) — (18,562)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 41,876 — 41,876
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 (18,254) — (18,254)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 7,099 (2,009) — (2,009)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 1,093 465 — 465
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 163 (141) — (141)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 272 (76) — (76)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 119,983 — 119,983
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 1,843 — 1,843
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 9,462 — 9,462
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 4,734 — 4,734
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 4,811 — 4,811
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 16,693 1,248 — 1,248
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 16,693 1,386 — 1,386
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 166,036 17,438 148,598
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (22,863) — (22,863)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (37,224) — (37,224)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 17,889 — 17,889
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (1,904) 73 (1,977)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 21,103 — 21,103
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (11,108) — (11,108)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (11,079) — (11,079)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 5,523 1,668 3,855
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 178,949 1,004 177,945
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (10,039) 1,643 (11,682)
$ 933,738 $ 40,269 $ 893,469
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 4,344 $ — $ 4,344
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Citibank NA 06/20/25 USD 10 $ 11 $ 408 $ (397)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 5 164 343 (179)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BorgWarner, Inc. .......... 1 .00 % Quarterly BNP Paribas SA 12/20/27 USD 10 $ (173) $ 82 $ (255)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 306 1,586 (1,280)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 306 1,544 (1,238)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 681 695 (14)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (34) 103 (137)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (31) 95 (126)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 (144) 462 (606)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (596) 479 (1,075)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (798) 957 (1,755)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (358) (389) 31
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 667 482 185
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 15 1,073 (1,058)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (793) (501) (292)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 10 (1,586) (1,133) (453)
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 25 1,190 775 415
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 45 (443) (60) (383)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 15 577 734 (157)
$ – $ – $ –
$ (1,039) $ 7,735 $ (8,774)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly Bank of America NA 06/20/29 B- EUR 18 $ 993 $ 646 $ 347
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 34 1,897 1,207 690
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 16 904 649 255
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 8 485 574 (89)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 5 867 843 24
$ 5,146 $ 3,919 $ 1,227
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 7,189 $ 179 $ — $ 179
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 942 (15) — (15)
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 14,238 — 14,238
1-day
BZDIOVER At Termination 13.21% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 14,573 — 14,573
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/25 BRL 1,748 7,906 — 7,906

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.40% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (31,876) $ — $ (31,876)
1-day
BZDIOVER At Termination 9.43% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (34,292) — (34,292)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 457,994 364 — 364
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 728,229 449 — 449
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 1,240 (2,686) — (2,686)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 134 (179) — (179)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 1,051 (1,185) — (1,185)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 649 903 — 903
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 36,324 153 — 153
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 792 9,874 — 9,874
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 476 5,751 — 5,751
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 110 1,114 — 1,114
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 331 373 — 373
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 (23,541) — (23,541)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (14,816) — (14,816)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (29,398) — (29,398)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (28,188) — (28,188)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (157) — (157)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 523 (10,508) — (10,508)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 268 (2,464) — (2,464)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 37,033 (600) — (600)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 36,490 (575) — (575)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 18,535 (275) — (275)
$ (124,878) $ — $ (124,878)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 1 $ 3 $ — $ 3
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/25 USD 14 306 — 306
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70%
At
Termination
Goldman Sachs
International 03/20/25 USD 3 631 — 631
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70% Quarterly
JPMorgan Chase Bank
NA 03/20/25 USD 7 1,671 — 1,671
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 66 (1,601) — (1,601)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 12 — — —
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 17 — — —
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 11 (169) — (169)
$ 841 $ — $ 841
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ 6,377 $ 321
(c)
$ 6,752 0 .0%
Monthly Citibank NA
(d)
02/24/28 (4,676,985) (6,238)
(e)
(4,675,794) 3 .2
Monthly
JPMorgan Chase
Bank NA
(f)
02/10/25 (1,277,382) 70,110
(g)
(1,206,317) 1 .0
$ 64,193 $ (5,875,359)
(b) (d) (f)
Range: 20 basis points 10-150 basis points 15-420 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(54) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(7,429) of net dividends and financing fees.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

(f) JPMChase
(g)
Amount includes $(955) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 682 $ 6,752 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 6,752
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (89) (14,805) 0 .3
UCB SA ............... (368) (73,255) 1 .6
(88,060)
Brazil
BRF SA ................ (1,046) (4,238) 0 .1
Marfrig Global Foods SA .... (3,905) (10,758) 0 .3
Natura & Co. Holding SA .... (2,577) (5,318) 0 .1
NU Holdings Ltd. , Class A .... (6,268) (64,937) 1 .4
Suzano SA ............. (592) (5,983) 0 .1
(91,234)
Canada
Canadian Pacific Kansas City
Ltd. ................ (596) (43,154) 0 .9
China
Alibaba Group Holding Ltd. ... (1,200) (12,700) 0 .3
Anhui Conch Cement Co. Ltd. ,
Class H .............. (5,500) (14,001) 0 .3
Baidu, Inc. , Class A ........ (1,700) (17,929) 0 .4
China International Capital Corp.
Ltd. , Class H .......... (31,200) (50,658) 1 .1
China Overseas Land &
Investment Ltd. ........ (8,500) (13,428) 0 .3
China Railway Group Ltd. , Class
H .................. (40,000) (20,267) 0 .4
China Resources Power
Holdings Co. Ltd. ....... (18,932) (45,837) 1 .0
CRRC Corp. Ltd. , Class H ... (25,000) (16,076) 0 .4
CSPC Pharmaceutical Group
Ltd. ................ (10,000) (6,096) 0 .1
Longfor Group Holdings Ltd. .. (36,500) (46,290) 1 .0
New Oriental Education &
Technology Group, Inc. ... (1,700) (10,843) 0 .2
Postal Savings Bank of China
Co. Ltd. , Class H ....... (65,000) (38,154) 0 .8
(292,279)
Denmark
Coloplast A/S , Class B ...... (358) (39,223) 0 .8
Zealand Pharma A/S ....... (283) (28,152) 0 .6
(67,375)
Shares Value
% of Basket
Value
Finland
Metso OYJ .............. (121) $ (1,127) 0.0%
Neste OYJ .............. (2,963) (37,497) 0 .8
(38,624)
France
Alstom SA .............. (2,698) (60,201) 1 .3
Pernod Ricard SA ......... (94) (10,621) 0 .2
Renault SA ............. (938) (45,665) 1 .0
Teleperformance SE ....... (286) (24,531) 0 .5
(141,018)
Italy
DiaSorin SpA ............ (244) (25,167) 0 .5
Nexi SpA ............... (5,943) (33,080) 0 .7
Telecom Italia SpA ........ (35,243) (9,007) 0 .2
(67,254)
Japan
Dentsu Group, Inc. ........ (800) (19,224) 0 .4
DMG Mori Co. Ltd. ........ (1,242) (19,763) 0 .4
Hoshizaki Corp. .......... (300) (11,796) 0 .2
Kadokawa Corp. .......... (600) (11,890) 0 .3
Kawasaki Heavy Industries Ltd. (1,200) (54,665) 1 .2
Kobayashi Pharmaceutical Co.
Ltd. ................ (500) (19,740) 0 .4
Kobe Bussan Co. Ltd. ...... (1,000) (21,860) 0 .5
Koito Manufacturing Co. Ltd. .. (200) (2,532) 0.0
Lasertec Corp. ........... (200) (18,749) 0 .4
MatsukiyoCocokara & Co. ... (2,200) (32,030) 0 .7
Mercari, Inc. ............. (8,253) (93,137) 2 .0
Mitsubishi Heavy Industries Ltd. (1,800) (25,099) 0 .5
MonotaRO Co. Ltd. ........ (700) (11,896) 0 .3
Nippon Express Holdings, Inc. . (1,671) (25,336) 0 .5
Nissan Motor Co. Ltd. ...... (11,400) (34,574) 0 .7
NTT Data Group Corp. ...... (1,400) (26,621) 0 .6
Oji Holdings Corp. ......... (2,200) (8,408) 0 .2
Rakuten Bank Ltd. ........ (700) (19,540) 0 .4
Rohm Co. Ltd. ........... (2,500) (23,229) 0 .5
Sanrio Co. Ltd. ........... (700) (24,401) 0 .5
Seven & i Holdings Co. Ltd. .. (5,000) (78,388) 1 .7
Sharp Corp. ............. (500) (3,099) 0 .1
Shimano, Inc. ............ (200) (26,903) 0 .6
Square Enix Holdings Co. Ltd. . (96) (3,728) 0 .1
SUMCO Corp. ........... (8,200) (60,389) 1 .3
Sumitomo Chemical Co. Ltd. .. (10,764) (23,754) 0 .5
Taisei Corp. ............. (39) (1,634) 0.0
Tokyo Electric Power Co.
Holdings, Inc. .......... (11,900) (35,570) 0 .8
Tokyo Gas Co. Ltd. ........ (700) (19,395) 0 .4
(757,350)
Mexico
Alfa SAB de CV , Class A .... (5,033) (3,628) 0 .1
Poland
ORLEN SA ............. (3,091) (35,431) 0 .8
Singapore
Seatrium Ltd. ............ (3,100) (4,699) 0 .1
South Korea
LG Energy Solution Ltd. ..... (72) (16,815) 0 .3
POSCO Future M Co. Ltd. ... (93) (8,786) 0 .2
(25,601)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
Spain
Grifols SA , Class A ........ (4,858) $ (45,908) 1 .0%
Sweden
Beijer Ref AB , Class B ...... (174) (2,568) 0 .1
Switzerland
Avolta AG .............. (365) (14,652) 0 .3
Clariant AG (Registered) .... (1,557) (17,378) 0 .4
Georg Fischer AG (Registered) (110) (8,328) 0 .2
Sandoz Group AG ......... (1,413) (57,923) 1 .2
Swatch Group AG (The) ..... (388) (70,523) 1 .5
(168,804)
Taiwan
Chailease Holding Co. Ltd. ... (2,653) (9,129) 0 .2
Formosa Plastics Corp. ..... (17,000) (18,392) 0 .4
Fubon Financial Holding Co. Ltd. (8,212) (22,583) 0 .5
Innolux Corp. ............ (59,000) (25,780) 0 .5
Shin Kong Financial Holding Co.
Ltd. ................ (14,000) (5,033) 0 .1
(80,917)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (1,497) (114,985) 2 .5
Entain plc .............. (4,442) (38,132) 0 .8
JD Sports Fashion plc ...... (27,568) (32,950) 0 .7
Rentokil Initial plc ......... (12,654) (63,162) 1 .3
(249,229)
United States
Air Products & Chemicals, Inc. (294) (85,272) 1 .8
Albemarle Corp. .......... (1,702) (146,508) 3 .1
Align Technology, Inc. ...... (137) (28,566) 0 .6
APA Corp. .............. (4,975) (114,873) 2 .5
Axon Enterprise, Inc. ....... (134) (79,639) 1 .7
Blackstone, Inc. .......... (112) (19,311) 0 .4
Celanese Corp. .......... (516) (35,712) 0 .8
Charles River Laboratories
International, Inc. ....... (262) (48,365) 1 .0
Charter Communications, Inc. ,
Class A .............. (351) (120,312) 2 .6
Corteva, Inc. ............ (2,071) (117,964) 2 .5
Deere & Co. ............. (86) (36,438) 0 .8
Diamondback Energy, Inc. ... (610) (99,936) 2 .1
Enphase Energy, Inc. ....... (591) (40,590) 0 .9
FedEx Corp. ............ (241) (67,801) 1 .4
First Solar, Inc. ........... (387) (68,205) 1 .5
Fiserv, Inc. .............. (420) (86,276) 1 .8
GE HealthCare Technologies,
Inc. ................. (1,296) (101,321) 2 .2
Humana, Inc. ............ (157) (39,833) 0 .9
Kenvue, Inc. ............. (4,603) (98,274) 2 .1
Lamb Weston Holdings, Inc. .. (2,134) (142,615) 3 .0
Las Vegas Sands Corp. ..... (1,244) (63,892) 1 .4
LKQ Corp. .............. (1,107) (40,682) 0 .9
Martin Marietta Materials, Inc. . (30) (15,495) 0 .3
Molina Healthcare, Inc. ..... (49) (14,262) 0 .3
Norfolk Southern Corp. ..... (199) (46,705) 1 .0
O'Reilly Automotive, Inc. .... (21) (24,902) 0 .5
Palantir Technologies, Inc. , Class
A .................. (158) (11,950) 0 .3
Parker-Hannifin Corp. ...... (214) (136,111) 2 .9
Smurfit WestRock plc ...... (3,281) (176,715) 3 .8
Standardaero, Inc. ........ (2,418) (59,870) 1 .3
Starbucks Corp. .......... (680) (62,050) 1 .3
Shares Value
% of Basket
Value
United States (continued)
Take-Two Interactive Software,
Inc. ................. (167) $ (30,741) 0 .7%
Tapestry, Inc. ............ (1,079) (70,491) 1 .5
Target Corp. ............. (278) (37,580) 0 .8
Walgreens Boots Alliance, Inc. (11,083) (103,404) 2 .2
(2,472,661)
Total Reference Entity — Short ............ (4,675,794)
Net Value of Reference Entity — Citibank NA ..
$ (4,675,794)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 10, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 3,367 33,333 ( 2 .8 )
Eagle Bancorp, Inc. ........ 262 6,820 ( 0 .6 )
Flagstar Financial, Inc. ...... 2,891 26,973 ( 2 .2 )
67,126
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,666) (177,995) 14 .8
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (537) (71,083) 5 .9
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,328) (106,599) 8 .8
(355,677)
Common Stocks
Australia
CAR Group Ltd. .......... (130) (2,893) 0 .2
Dexus ................. (6,384) (26,223) 2 .2
IDP Education Ltd. ........ (875) (6,815) 0 .5
Lynas Rare Earths Ltd. ..... (7,305) (28,806) 2 .4
Mineral Resources Ltd. ..... (2,382) (50,272) 4 .2
Pro Medicus Ltd. .......... (276) (42,634) 3 .5
SEEK Ltd. .............. (1,964) (27,331) 2 .3
Treasury Wine Estates Ltd. ... (5,661) (39,654) 3 .3
WiseTech Global Ltd. ....... (900) (67,188) 5 .6
(291,816)
Brazil
BRF SA ................ (1,676) (6,791) 0 .6
Cosan SA .............. (13,090) (17,577) 1 .4
Localiza Rent a Car SA ..... (6,524) (33,981) 2 .8
Marfrig Global Foods SA .... (869) (2,394) 0 .2
Natura & Co. Holding SA .... (7,076) (14,602) 1 .2
Suzano SA ............. (2,580) (26,076) 2 .2
(101,421)
Canada
Power Corp. of Canada ..... (184) (5,740) 0 .5

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
China
China International Capital Corp.
Ltd. , Class H .......... (400) $ (649) 0.0%
PICC Property & Casualty Co.
Ltd. , Class H .......... (26,000) (40,893) 3 .4
Shandong Gold Mining Co. Ltd. ,
Class H .............. (8,250) (13,285) 1 .1
(54,827)
Finland
Metso OYJ .............. (649) (6,042) 0 .5
France
Sartorius Stedim Biotech .... (191) (37,289) 3 .1
Italy
Telecom Italia SpA ........ (124,921) (31,927) 2 .7
Japan
Kansai Electric Power Co., Inc.
(The) ............... (1,700) (18,843) 1 .6
Mercari, Inc. ............. (811) (9,152) 0 .8
Nissan Motor Co. Ltd. ...... (4,000) (12,131) 1 .0
Rakuten Group, Inc. ....... (89) (480) 0.0
Rohm Co. Ltd. ........... (700) (6,504) 0 .5
Sharp Corp. ............. (4,600) (28,510) 2 .4
Shinko Electric Industries Co.
Ltd. ................ (1,200) (43,380) 3 .6
Square Enix Holdings Co. Ltd. . (744) (28,890) 2 .4
(147,890)
Mexico
Alfa SAB de CV , Class A .... (12,287) (8,857) 0 .7
Poland
InPost SA .............. (923) (15,758) 1 .3
Singapore
SATS Ltd. .............. (6,800) (18,125) 1 .5
Seatrium Ltd. ............ (4,700) (7,124) 0 .6
(25,249)
Shares Value
% of Basket
Value
South Africa
Impala Platinum Holdings Ltd. . (7,804) $ (36,487) 3 .0%
South Korea
POSCO Future M Co. Ltd. ... (125) (11,810) 1 .0
POSCO Holdings, Inc. ...... (52) (8,870) 0 .7
(20,680)
Sweden
Beijer Ref AB , Class B ...... (1,113) (16,426) 1 .4
Switzerland
Bachem Holding AG ....... (186) (11,895) 1 .0
Tecan Group AG (Registered) . (83) (18,498) 1 .5
(30,393)
United Kingdom
DS Smith plc ............ (5,932) (40,120) 3 .3
United States
Albemarle Corp. .......... (28) (2,410) 0 .2
Atlantic Union Bankshares Corp. (120) (4,546) 0 .4
Brandywine Realty Trust .... (41) (230) 0.0
Celanese Corp. .......... (64) (4,429) 0 .4
Community Financial System,
Inc. ................. (111) (6,846) 0 .6
CVB Financial Corp. ....... (288) (6,166) 0 .5
Enphase Energy, Inc. ....... (15) (1,030) 0 .1
Lamb Weston Holdings, Inc. .. (77) (5,146) 0 .4
Provident Financial Services,
Inc. ................. (410) (7,737) 0 .6
ServisFirst Bancshares, Inc. .. (98) (8,304) 0 .7
(46,844)
Total Reference Entity — Short ............ (1,273,443)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (1,206,317)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day ESTR ......................................... Euro Short-Term Rate 2 .90
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .15
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
1-day SONIA ......................................... Sterling Overnight Index Average 4 .70
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-day 10 .25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 54,579 $ (11,753) $ 1,123,096 $ (201,179) $ —
OTC Swaps ..................................................... 13,737 (2,083) 130,866 (198,257) —
Options Written ................................................... N/A N/A 120,907 (157,583) (341,467)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 245,065 $ — $ 295,429 $ — $ 540,494
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 204,997 — — 204,997
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 431 315,530 13,446 5,841 — 335,248
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 25,165 — — 1,093,587 4,344 1,123,096
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 15,684 73,042 — 55,877 — 144,603
$ — $ 41,280 $ 633,637 $ 218,443 $ 1,450,734 $ 4,344 $ 2,348,438
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 55,632 $ — $ 350,944 $ — $ 406,576
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 716,840 — — 716,840
Options written
(b)
Options written at value ..................... — 52 175,900 17,649 147,866 — 341,467
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,061 — — 200,118 — 201,179
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 11,577 8,008 — 180,755 — 200,340
$ — $ 12,690 $ 239,540 $ 734,489 $ 879,683 $ — $ 1,866,402
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (519,594) $ — $ (191,371) $ — $ (710,965)
Forward foreign currency exchange contracts .... — — — (1,416,727) — — (1,416,727)
Options purchased
(a)
..................... — (22,651) 604,732 (154,949) (269,946) — 157,186
Options written ........................ — 4,383 681,214 54,295 381,310 — 1,121,202
Swaps .............................. — 469,772 (2,902) — (1,292,767) 3,342 (822,555)
$ — $ 451,504 $ 763,450 $ (1,517,381) $ (1,372,774) $ 3,342 $ (1,671,859)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 222,524 $ — $ 107,941 $ — $ 330,465
Forward foreign currency exchange contracts .... — — — (670,058) — — (670,058)
Options purchased
(b)
..................... — 204 (326,547) 30,150 (225,444) 6,525 (515,112)
Options written ........................ — 46 (21,917) (4,350) (26,386) — (52,607)
Swaps .............................. — (36,530) 210,371 — 49,307 2,590 225,738
$ — $ (36,280) $ 84,431 $ (644,258) $ (94,582) $ 9,115 $ (681,574)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 46,304,054
Average notional value of contracts — short ................................................................................. 63,290,122
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 13,993,665
Average amounts sold — in USD ........................................................................................ 29,343,589
Options
Average value of option contracts purchased ................................................................................ 507,989
Average value of option contracts written ................................................................................... 230,920
Average notional value of swaption contracts purchased ......................................................................... 12,683,614
Average notional value of swaption contracts written ........................................................................... 46,618,343
Credit default swaps
Average notional value — buy protection ................................................................................... 1,057,113
Average notional value — sell protection ................................................................................... 796,997
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 14,788,435
Average notional value — receives fixed rate ................................................................................ 103,303,993
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 118,217
Total return swaps
Average notional value ............................................................................................... 6,056,527
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 100,584 $ 18,939
Forward f oreign currency exchange contracts ................................................................. 204,997 716,840
Options
(a) (b)
........................................................................................ 335,248 341,467
Swaps — centrally cleared .............................................................................. — 4,488
Swaps — OTC
(c)
..................................................................................... 144,603 200,340
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 785,432 $ 1,282,074
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(393,969) (197,403)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 391,463 $ 1,084,671

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 6,260 $ (6,260) $ — $ — $ —
Bank of New York Mellon ........................... 463 (463) — — —
Barclays Bank plc ................................ 48,567 (25,194) — — 23,373
BNP Paribas SA ................................. 19,327 (19,327) — — —
Canadian Imperial Bank of Commerce .................. 1,195 — — — 1,195
Citibank NA .................................... 22,350 (22,350) — — —
Deutsche Bank AG ............................... 20,431 (20,431) — — —
Goldman Sachs International ........................ 67,672 (67,672) — — —
HSBC Bank plc .................................. 5,876 (5,876) — — —
JPMorgan Chase Bank NA .......................... 112,409 (112,409) — — —
Morgan Stanley & Co. International plc .................. 18,881 (18,881) — — —
Natwest Markets plc .............................. 31,130 (31,130) — — —
Nomura International plc ........................... 638 (411) — — 227
Societe Generale SA .............................. 1,829 (962) — — 867
Standard Chartered Bank ........................... 2,003 (2,003) — — —
State Street Bank and Trust Co. ...................... 2,894 (2,894) — — —
Toronto Dominion Bank ............................ 16,470 (16,470) — — —
UBS AG ...................................... 13,068 (13,068) — — —
$ 391,463 $ (365,801) $ — $ — $ 25,662
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 81,633 $ (6,260) $ — $ — $ 75,373
Bank of New York Mellon ........................... 28,931 (463) — — 28,468
Barclays Bank plc ................................ 25,194 (25,194) — — —
BNP Paribas SA ................................. 136,821 (19,327) — — 117,494
Citibank NA .................................... 35,528 (22,350) — — 13,178
Deutsche Bank AG ............................... 49,581 (20,431) — — 29,150
Goldman Sachs International ........................ 96,748 (67,672) — — 29,076
HSBC Bank plc .................................. 236,761 (5,876) — — 230,885
JPMorgan Chase Bank NA .......................... 125,345 (112,409) — — 12,936
Morgan Stanley & Co. International plc .................. 26,789 (18,881) — — 7,908
Natwest Markets plc .............................. 60,745 (31,130) — — 29,615
Nomura International plc ........................... 411 (411) — — —
Royal Bank of Canada ............................. 5,355 — — — 5,355
Societe Generale SA .............................. 962 (962) — — —
Standard Chartered Bank ........................... 2,238 (2,003) — — 235
State Street Bank and Trust Co. ...................... 30,031 (2,894) — — 27,137
Toronto Dominion Bank ............................ 42,447 (16,470) — — 25,977
UBS AG ...................................... 99,151 (13,068) — — 86,083
$ 1,084,671 $ (365,801) $ — $ — $ 718,870
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 401,383 $ — $ 401,383
Ireland .............................................. — 848,310 — 848,310
United Kingdom ........................................ — 19,616 — 19,616
United States .......................................... — 1,170,600 187,260 1,357,860
Common Stocks
Australia ............................................. — 712,578 1 712,579
Belgium ............................................. — 113,540 — 113,540
Brazil ............................................... 141,202 234,225 — 375,427
Cambodia ............................................ — 2,989 — 2,989
Canada ............................................. 1,863,978 — — 1,863,978
Cayman Islands ........................................ — — 12,806 12,806
China ............................................... 92,916 1,592,611 — 1,685,527
Colombia ............................................ 4,285 — — 4,285
Czech Republic ........................................ 4,122 4,540 — 8,662
Denmark ............................................. 40,200 972,352 — 1,012,552
Finland .............................................. 24,247 11,396 — 35,643
France .............................................. 31,572 2,864,212 — 2,895,784
Georgia ............................................. 3,951 — — 3,951
Germany ............................................ 108,136 834,411 — 942,547
Greece .............................................. 7,359 3,657 — 11,016
Hong Kong ........................................... — 362,526 — 362,526
Hungary ............................................. — 13,827 — 13,827
India ............................................... — 181,826 — 181,826
Indonesia ............................................ 54,401 63,068 — 117,469
Ireland .............................................. — 55,686 — 55,686
Israel ............................................... 58,847 — — 58,847
Italy ................................................ 10,546 1,989,861 — 2,000,407
Japan ............................................... — 4,527,365 — 4,527,365
Jordan .............................................. — 17,951 — 17,951
Kazakhstan ........................................... 10,986 4,767 — 15,753
Macau .............................................. — 33,054 — 33,054
Malaysia ............................................. — 11,814 — 11,814
Mexico .............................................. 171,611 — — 171,611
Netherlands ........................................... 246,877 1,949,711 — 2,196,588
Norway .............................................. — 142,028 — 142,028
Peru ................................................ 64,345 — — 64,345
Philippines ........................................... 5,605 18,946 — 24,551
Poland .............................................. — 52,452 — 52,452
Portugal ............................................. 6,765 — — 6,765
Romania ............................................. — 2,776 — 2,776
Saudi Arabia .......................................... 17,948 39,659 — 57,607
Singapore ............................................ 9,337 18,136 — 27,473
South Africa ........................................... 8,817 33,310 — 42,127
South Korea .......................................... 54,247 310,408 — 364,655
Spain ............................................... — 754,856 — 754,856
Sweden ............................................. — 217,064 — 217,064
Switzerland ........................................... 452,994 744,988 — 1,197,982
Taiwan .............................................. — 1,713,772 — 1,713,772
Thailand ............................................. 19,010 5,454 — 24,464
Turkey .............................................. 7,985 9,821 — 17,806
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 44,686 3,544,847 — 3,589,533
United States .......................................... 66,084,741 854,293 1,024,968 67,964,002
Corporate Bonds

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Australia ............................................. $ — $ 7,344 $ 157,813 $ 165,157
Austria .............................................. — 79,553 — 79,553
Canada ............................................. — 505,811 — 505,811
China ............................................... — 83,060 — 83,060
France .............................................. — 947,547 — 947,547
Germany ............................................ — 1,248,944 — 1,248,944
India ............................................... — 196,236 — 196,236
Italy ................................................ — 1,008,123 — 1,008,123
Japan ............................................... — 107,394 — 107,394
Jersey, Channel Islands ................................... — 265,023 270,898 535,921
Luxembourg .......................................... — 615,645 22,880 638,525
Netherlands ........................................... — 164,875 — 164,875
Slovenia ............................................. — 105,488 — 105,488
Spain ............................................... — 303,013 — 303,013
Sweden ............................................. — 74,737 — 74,737
Switzerland ........................................... — 197,815 — 197,815
Thailand ............................................. — 197,900 — 197,900
United Kingdom ........................................ — 2,349,966 63,735 2,413,701
United States .......................................... — 4,300,233 1,620,160 5,920,393
Fixed Rate Loan Interests .................................. — — 40,872 40,872
Floating Rate Loan Interests
France .............................................. — 332,513 — 332,513
Germany ............................................ — 56,091 — 56,091
Jersey, Channel Islands ................................... — — 86,051 86,051
Netherlands ........................................... — 503,951 154,675 658,626
Spain ............................................... — 187,838 — 187,838
United Kingdom ........................................ — 250,766 — 250,766
United States .......................................... — 616,245 588,098 1,204,343
Foreign Agency Obligations ................................. — 127,238 — 127,238
Foreign Government Obligations .............................. — 3,408,591 — 3,408,591
Investment Companies .................................... 4,460,864 — — 4,460,864
Municipal Bonds ......................................... — 101,791 — 101,791
Non-Agency Mortgage-Backed Securities ........................ — 2,567,537 — 2,567,537
Preferred Securities
Brazil ............................................... — 192,056 130,139 322,195
China ............................................... — — 444,161 444,161
Germany ............................................ 54,221 — — 54,221
India ............................................... — — — —
Israel ............................................... — — 123,329 123,329
Sweden ............................................. — — — —
United Kingdom ........................................ — — 76,074 76,074
United States .......................................... 163,100 26,742 2,527,974 2,717,816
U.S. Government Sponsored Agency Securities .................... — 80,088 — 80,088
U.S. Treasury Obligations ................................... — 1,565,981 — 1,565,981
Warrants .............................................. 2,218 26,847 41,479 70,544
Short-Term Securities
Foreign Government Obligations .............................. — 128,098 — 128,098
Money Market Funds ...................................... 8,692,141 — — 8,692,141
Options Purchased
Credit contracts .......................................... — 431 — 431
Equity contracts .......................................... 292,994 22,536 — 315,530
Foreign currency exchange contracts ........................... — 13,446 — 13,446
Interest rate contracts ...................................... 391 5,450 — 5,841
$ 83,317,645 $ 50,433,629 $ 7,573,373 $ 141,324,647
Investments valued at NAV
(a)
...................................... 166,980
$ 141,491,627
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 27,112 $ — $ 27,112
Equity contracts ........................................... 228,373 89,734 — 318,107
Foreign currency exchange contracts ............................ — 204,997 — 204,997
Interest rate contracts ....................................... 295,429 1,149,464 — 1,444,893
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ 4,344 $ — $ 4,344
Liabilities
Credit contracts ........................................... — (10,607) — (10,607)
Equity contracts ........................................... (222,745) (16,795) — (239,540)
Foreign currency exchange contracts ............................ — (734,489) — (734,489)
Interest rate contracts ....................................... (350,944) (528,739) — (879,683)
$ (49,887) $ 185,021 $ — $ 135,134
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ....... $ 176,760 $ 883,928 $ 1,876,626 $ 119,248 $ 756,458 $ 145,153 $ 3,002,705 $ 22 $ 36,503 $ 6,997,403
Transfers into Level 3 ..................... — — 1,100 — — — — — — 1,100
Transfers out of Level 3 .................... — — — — — — — — (183) (183)
Other
(a)
............................... — (94,076) (116,481) — — — 210,557 — — —
Accrued discounts/premiums ................. — — 63,243 398 633 — — — — 64,274
Net realized gain (loss) .................... — (60,667) (771,681) 390 (946) (15,424) 553 — — (847,775)
Net change in unrealized appreciation (depreciation)
(b) (c)
10,500 162,591 40,350 3,993 (46,663) 22,001 (427,531) (22) 5,159 (229,622)
Purchases ............................. — 155,915 1,284,776 62,174 880,589 — 567,801 — — 2,951,255
Sales ................................ — (9,916) (242,447) (145,331) (761,247) (151,730) (52,408) — — (1,363,079)
Closing balance, as of December 31, 2024 ........
$ 187,260 $ 1,037,775 $ 2,135,486 $ 40,872 $ 828,824
$ —
$ 3,301,677 $ — $ 41,479 $ 7,573,373
Net change in unrealized appreciation (depreciation) on
investments still held at December 31, 2024
(c)
....
$ 10,500 $ 103,949 $ (722,601) $ 3,993 $ (41,459)
$ —
$ (429,281) $ — $ 11,168 $ (1,063,731)
(a)
Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $535,831.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 187,260 Income Discount Rate 8% —
Common Stocks ............................. 1,033,719 Market Revenue Multiple 1.10x – 21.00x 4.72x
Volatility 38% – 75% 45%
Time to Exit 0.5 – 5.3 years 1.4 years
EBITDA Multiple 22.95x —
Gross Profit Multiple 10.00x —
Discount for lack of
marketability 8% —
Income Discount Rate 15% —
Corporate Bonds ............................. 1,841,708 Income Discount Rate 8% – 34% 14%
Total Gross
Bid Value 42% —
Market Revenue Multiple 1.13x —
Time to Exit 1.0 year —
Volatility 50% – 95% 52%
Fixed Rate Loan Interests ....................... 40,872 Income Discount Rate 12% —
Floating Rate Loan Interests ...................... 596,702 Income Discount Rate 8% – 16% 11%
Preferred Stocks
(b)
............................ 3,295,802 Market Revenue Multiple 1.13x – 24.00x 13.03x
EBITDAR Multiple 9.50x —
Volatility 38% – 95% 65%
Time to Exit 0.5 – 5.0 years 2.2 years
Market Adjustment
Multiple 1.00x – 1.80x 1.31x
Gross Profit Multiple 17.75x —
Direct Profit Multiple 4.00x —
Income Discount Rate 9% – 15% 11%
Warrants .................................. 41,479 Market Revenue Multiple 3.10x – 11.76x 9.19x
Volatility 38% – 80% 62%
Time to Exit 0.5 – 5.3 years 3.5 years
Discount for lack of
Marketability 8% —
$ 7,037,542
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $667,774 as of December 31, 2024.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.00%, 04/04/25 ................. USD 149 $ 148,972
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.17%),
4.54% , 01/23/25 ................ 510 510,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 05/27/25 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.42% , 06/20/25 ................ 47 47,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.44% , 11/17/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/24/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/26/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/15/26 ................ 900 899,912
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.54% , 10/16/26 ................ 500 500,000
Federal Home Loan Bank Discount Notes
(b)
4.27% , 01/03/25 .................. 1,000 999,744
4.28% , 01/24/25 .................. 140 139,572
4.28% , 01/27/25 .................. 832 829,218
4.30% , 02/10/25 .................. 325 323,281
4.30% , 02/11/25 .................. 700 696,205
4.29% , 03/07/25 .................. 800 793,727
4.26% , 04/04/25 .................. 1,110 1,097,555
4.25% , 05/02/25 .................. 300 295,664
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 01/13/25 ................ 900 900,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.39% , 01/27/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.37% , 02/03/25 ................ 1,000 1,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 02/25/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 02/27/25 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 03/05/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.39% , 03/25/25 ................ 1,120 1,120,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.37% , 05/20/25 ................ 465 465,000
(1-day SOFR at 0.00% Floor + 0.16%),
4.53% , 07/21/25 ................ 940 940,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/26/26 ................ 485 485,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 09/23/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/16/26 ................ 200 200,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
4.49% , 07/29/26 ................ 990 990,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 08/21/26 ................ 450 450,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/23/26 ................ 335 335,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 11/20/26 ................ USD 1,200 $ 1,200,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 12/11/26 ................ 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 17.7%
(Cost: $ 19,165,850 ) ............................... 19,165,850
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
2.97% , 01/07/25 .................. 1,500 1,498,798
3.32% , 01/09/25 .................. 1,264 1,262,535
3.65% , 01/14/25 .................. 1,765 1,762,020
3.76% , 01/16/25 .................. 400 399,247
3.90% , 01/21/25 .................. 975 972,476
3.94% , 01/23/25 .................. 1,093 1,089,486
3.96% , 01/28/25 .................. 2,360 2,352,141
4.02% , 01/30/25 .................. 1,100 1,095,899
4.07% , 02/06/25 .................. 135 134,401
4.06% , 02/11/25 .................. 1,655 1,646,688
4.12% , 02/13/25 .................. 522 519,012
4.13% , 02/25/25 .................. 1,000 993,209
4.12% , 03/04/25 .................. 2,200 2,183,215
4.16% , 03/18/25 .................. 1,240 1,228,560
4.16% , 03/20/25 .................. 200 198,158
4.18% , 03/25/25 .................. 1,700 1,682,833
4.24% , 04/03/25 .................. 723 714,717
4.20% , 04/08/25 .................. 250 247,100
4.18% , 04/10/25 .................. 191 189,137
4.21% , 04/15/25 .................. 290 286,457
4.19% , 04/17/25 .................. 1,200 1,184,913
4.22% , 04/22/25 .................. 1,300 1,283,085
4.20% , 04/24/25 .................. 525 517,876
4.20% , 05/01/25 .................. 1,500 1,478,375
4.20% , 05/08/25 .................. 2,250 2,216,186
4.22% , 05/29/25 .................. 2,000 1,964,316
4.22% , 06/12/25 .................. 1,000 981,100
4.21% , 06/20/25 .................. 130 127,054
4.22% , 06/26/25 .................. 1,100 1,077,575
4.22% , 07/03/25 .................. 1,100 1,077,005
4.20% , 07/10/25 .................. 900 877,319
4.15% , 10/02/25 .................. 291 281,547
4.13% , 10/30/25 .................. 375 362,103
4.11% , 11/28/25 .................. 400 384,748
4.13% , 12/26/25 .................. 1,100 1,055,354
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
4.48% , 01/31/25
(a)
............... 900 900,000
1.13% , 02/28/25 .................. 26 25,842
2.75% , 02/28/25 .................. 27 26,903
3.88% , 03/31/25 .................. 25 24,930
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.45% , 10/31/25
(a)
............... 401 400,895
0.38% , 11/30/25 .................. 100 96,405
0.38% , 12/31/25 .................. 325 312,814
4.25% , 12/31/25 .................. 140 139,989
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.52% , 01/31/26
(a)
............... 1,000 1,000,445
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.43% , 04/30/26
(a)
............... 1,300 1,300,142

Schedule of Investments
(continued)
December 31, 2024
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.46% , 07/31/26
(a)
............... USD 975 $ 974,179
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(a)
............... 1,815 1,815,000
Total U.S. Treasury Obligations — 39 .2%
(Cost: $ 42,342,189 ) ............................... 42,342,189
Total Repurchase Agreements — 39 .5%
(Cost: $ 42,750,000 ) ............................... 42,750,000
Total Investments — 96 .4%
(Cost: $ 104,258,039 )
(c)
............................. 104,258,039
Other Assets Less Liabilities — 3.6% .................... 3,837,977
Net Assets — 100.0% ............................... $ 108,096,016
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .46% 12/31/24 01/02/25 $ 9,750 $ 9,750,000 $ 9,752,416
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.25% to 7.51%, due
03/15/28 to 07/20/70 $ 32,627,716 $ 9,945,000
– –
Barclays Capital, Inc. . 4 .48
(a)
12/31/24 02/06/25 1,000 1,000,000 1,004,604
U.S. Government
Sponsored Agency
Obligation, 0.00%, due
05/25/51 ......... 1,201,297 1,070,000
– –
BNP Paribas SA .... 4 .46 12/31/24 01/02/25 7,000 7,000,000 7,001,735
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.75%, due
06/15/26 to 07/20/64 33,058,851 7,156,669
– –
JP Morgan Securities
LLC ........... 4 .45 12/31/24 01/02/25 9,000 9,000,000 9,002,225
U.S. Treasury
Obligation, 0.00%, due
11/15/25 ......... 9,525,944 9,180,000
– –
Mizuho Securities USA
LLC ........... 4 .46 12/31/24 01/02/25 8,000 8,000,000 8,001,982
U.S. Treasury
Obligations, 4.00% to
4.88%, due 10/31/28 to
02/15/34 ......... 8,320,900 8,160,082
– –
TD Securities USA LLC 4 .46 12/31/24 01/02/25 8,000 8,000,000 8,001,982
U.S. Treasury
Obligations, 0.50% to
4.63%, due 06/30/25 to
06/30/27 ......... 8,689,400 8,160,017
– –
$ 42,750,000 $ 43,671,768
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 42,750,000 $ — $ 42,750,000
U.S. Government Sponsored Agency Obligations ................... — 19,165,850 — 19,165,850
U.S. Treasury Obligations ................................... — 42,342,189 — 42,342,189
$ — $ 104,258,039 $ — $ 104,258,039

Schedule of Investments
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The)
(a)
................... 90 $ 15,930
Building Products — 0.0%
JELD-WEN Holding, Inc.
(a)
.............. 762 6,241
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(a) (b)
..................... 42 842
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 790 16,645
Metals & Mining — 0.1%
Constellium SE , Class A
(a)
.............. 1,919 19,708
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 865 25,267
Total Common Stocks — 0 .4%
(Cost: $ 93,998 ) ................................. 84,633
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.2%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 17 17,240
Bombardier, Inc.
6.00% , 02/15/28 .................. 36 35,854
8.75% , 11/15/30 .................. 30 32,248
7.25% , 07/01/31 .................. 15 15,469
7.00% , 06/01/32 .................. 27 27,466
BWX Technologies, Inc.
4.13% , 06/30/28 .................. 10 9,363
4.13% , 04/15/29 .................. 8 7,425
Goat Holdco LLC, 6.75%, 02/01/32 ....... 20 19,805
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 40 42,820
9.75% , 11/15/30 .................. 32 35,411
TransDigm, Inc.
6.75% , 08/15/28 .................. 38 38,332
6.38% , 03/01/29 .................. 78 78,173
6.88% , 12/15/30 .................. 6 6,089
7.13% , 12/01/31 .................. 47 48,126
6.63% , 03/01/32 .................. 103 103,930
6.00% , 01/15/33 .................. 93 91,145
Triumph Group, Inc., 9.00%, 03/15/28 ..... 65 67,680
676,576
Air Freight & Logistics — 0.1%
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... 11 11,060
Automobile Components — 1.5%
Clarios Global LP
(c)
8.50% , 05/15/27 .................. 118 118,180
6.75% , 05/15/28 .................. 53 53,969
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
11 11,160
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 9 8,265
5.63% , 04/30/33 .................. 2 1,756
Icahn Enterprises LP
5.25% , 05/15/27 .................. 61 57,753
9.75% , 01/15/29 .................. 13 13,033
4.38% , 02/01/29 .................. 17 14,200
10.00% , 11/15/29
(c)
................ 16 16,038
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 29 27,028
321,382
Security
Par (000)
Par (000) Value
Banks — 0.7%
Banco Espirito Santo SA, 4.75%, 01/15/22
(a) (d) (e)
EUR 100 $ 29,004
Citigroup, Inc.
(f)(g)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 1 1,042
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 45 45,836
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 23 22,813
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 15 15,818
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(f) (g)
................ 25 25,804
140,317
Broadline Retail — 0.2%
Match Group Holdings II LLC
(c)
4.13% , 08/01/30 .................. 15 13,287
3.63% , 10/01/31 .................. 26 22,187
35,474
Building Products — 2.5%
(c)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 23 23,002
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 13 12,830
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 14 13,416
EMRLD Borrower LP
6.63% , 12/15/30 .................. 192 192,256
6.75% , 07/15/31 .................. 14 14,096
JELD-WEN, Inc., 7.00%, 09/01/32 ....... 27 25,058
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 21 20,287
9.75% , 07/15/28 .................. 14 14,317
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 .................. 31 30,236
8.88% , 11/15/31 .................. 50 52,423
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 45 45,072
Standard Industries, Inc.
4.75% , 01/15/28 .................. 2 1,914
4.38% , 07/15/30 .................. 18 16,492
3.38% , 01/15/31 .................. 20 17,148
Summit Materials LLC, 7.25%, 01/15/31 .... 28 29,710
Wilsonart LLC, 11.00%, 08/15/32 ........ 20 19,603
527,860
Capital Markets — 1.7%
Apollo Debt Solutions BDC
(c)
6.90% , 04/13/29 .................. 20 20,690
6.70% , 07/29/31 .................. 10 10,270
Ares Strategic Income Fund
(c)
5.70% , 03/15/28 .................. 13 12,998
5.60% , 02/15/30 .................. 18 17,789
Blackstone Private Credit Fund
(c)
5.95% , 07/16/29 .................. 8 8,053
6.25% , 01/25/31 .................. 2 2,034
6.00% , 11/22/34 .................. 40 39,027
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 9 9,433
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 17 17,851
6.60% , 09/15/29
(c)
................. 2 2,040
6.65% , 03/15/31 .................. 20 20,356

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... USD 5 $ 5,031
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(g)
........... 35 34,223
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 19 18,237
Focus Financial Partners LLC, 6.75%,
09/15/31
(c)
..................... 26 25,897
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(f) (g)
49 48,369
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 16 15,503
8.00% , 06/15/27 .................. 13 13,545
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 15 15,404
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. 2 2,143
6.50% , 07/23/29 .................. 7 7,073
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(f) (g)
.......... 8 8,158
354,124
Chemicals — 2.0%
Chemours Co. (The)
5.38% , 05/15/27 .................. 13 12,513
5.75% , 11/15/28
(c)
................. 23 21,365
4.63% , 11/15/29
(c)
................. 4 3,475
8.00% , 01/15/33
(c)
................. 18 17,587
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 83 78,728
HB Fuller Co., 4.25%, 10/15/28 ......... 10 9,405
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 17 17,213
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 9 8,228
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 23 19,229
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 11 11,314
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)
.... 10 9,632
Methanex US Operations, Inc., 6.25%,
03/15/32
(c)
..................... 13 12,862
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 19,250
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 2 1,843
4.00% , 04/01/31 .................. 6 5,231
4.38% , 02/01/32 .................. 10 8,731
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 44 40,993
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. 15 14,536
5.63% , 08/15/29 .................. 83 76,334
7.38% , 03/01/31 .................. 28 28,594
417,063
Commercial Services & Supplies — 4.8%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 2 1,839
4.88% , 07/15/32 .................. 16 14,684
Allied Universal Holdco LLC
(c)
4.63% , 06/01/28 .................. 200 189,099
7.88% , 02/15/31 .................. 109 111,407
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 14 12,795
4.75% , 10/15/29 .................. 8 7,523
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 13 12,633
Brink's Co. (The)
(c)
6.50% , 06/15/29 .................. 10 10,134
6.75% , 06/15/32 .................. 42 42,309
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
..... USD 5 $ 5,034
Deluxe Corp., 8.13%, 09/15/29
(c)
......... 8 8,112
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 19 18,453
7.75% , 02/15/28 .................. 51 52,627
6.00% , 06/01/29 ................... 8 7,584
8.25% , 08/01/32 .................. 38 38,617
8.38% , 11/15/32 .................. 58 59,035
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 38 35,982
4.38% , 08/15/29 .................. 33 31,194
6.75% , 01/15/31 .................. 31 31,833
Madison IAQ LLC, 5.88%, 06/30/29
(c)
...... 43 40,602
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... 46 45,747
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
..................... 23 22,769
Reworld Holding Corp.
4.88% , 12/01/29
(c)
................. 12 11,098
5.00% , 09/01/30 .................. 9 8,300
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
. 43 43,665
Veritiv Operating Co., 10.50%, 11/30/30
(c)
... 10 10,770
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 84 83,953
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 12 11,458
6.63% , 06/15/29 .................. 4 4,048
7.38% , 10/01/31 .................. 25 25,724
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
.. 8 8,144
1,007,172
Communications Equipment — 0.2%
(c)
CommScope LLC, 4.75%, 09/01/29 ....... 30 26,720
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 7 6,312
33,032
Construction & Engineering — 0.8%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 40 37,271
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 108 109,923
Dycom Industries, Inc., 4.50%, 04/15/29 .... 7 6,532
Pike Corp., 8.63%, 01/31/31 ........... 6 6,330
160,056
Consumer Finance — 1.2%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(g)
........... 5 4,844
Azorra Finance Ltd., 7.75%, 04/15/30
(c)
.... 10 9,853
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 4 4,299
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 .................. 22 22,692
8.00% , 06/15/28 .................. 7 7,350
6.88% , 04/15/29 .................. 21 21,264
5.88% , 03/15/30 .................. 13 12,708
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
..................... 14 14,183
Macquarie Airfinance Holdings Ltd.
(c)
8.13% , 03/30/29 .................. 18 19,037
6.50% , 03/26/31 .................. 10 10,331
Navient Corp.
5.50% , 03/15/29 .................. 11 10,377
9.38% , 07/25/30 .................. 18 19,231
OneMain Finance Corp.
6.63% , 01/15/28 .................. 4 4,049
6.63% , 05/15/29 .................. 19 19,237
5.38% , 11/15/29 .................. 19 18,267

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.88% , 03/15/30 .................. USD 27 $ 28,165
4.00% , 09/15/30 .................. 15 13,332
7.50% , 05/15/31 .................. 7 7,184
7.13% , 11/15/31 .................. 11 11,207
257,610
Consumer Staples Distribution & Retail — 0.7%
(c)
Albertsons Cos., Inc.
5.88% , 02/15/28 .................. 6 5,975
6.50% , 02/15/28 .................. 5 5,066
3.50% , 03/15/29 .................. 21 19,113
4.88% , 02/15/30 .................. 8 7,623
KeHE Distributors LLC, 9.00%, 02/15/29 .... 5 5,187
Performance Food Group, Inc.
4.25% , 08/01/29 .................. 16 14,845
6.13% , 09/15/32 .................. 31 30,999
United Natural Foods, Inc., 6.75%, 10/15/28 . 9 8,867
US Foods, Inc.
4.75% , 02/15/29 .................. 27 25,857
7.25% , 01/15/32 .................. 15 15,524
139,056
Containers & Packaging — 2.2%
Ball Corp., 3.13%, 09/15/31 ........... 15 12,731
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 42 42,278
6.88% , 01/15/30 .................. 28 28,190
8.75% , 04/15/30 .................. 37 37,402
LABL, Inc.
(c)
5.88% , 11/01/28 .................. 12 10,691
9.50% , 11/01/28 .................. 30 30,040
8.63% , 10/01/31 .................. 22 20,352
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 .................. 212 216,284
9.25% , 04/15/27 .................. 10 10,117
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(c)
..................... 8 7,786
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 13 12,406
5.00% , 04/15/29 .................. 3 2,887
6.50% , 07/15/32 .................. 12 12,019
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,722
450,905
Distributors — 0.4%
(c)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 23 22,917
Dealer Tire LLC, 8.00%, 02/01/28 ........ 8 7,856
Gates Corp., 6.88%, 07/01/29 .......... 18 18,310
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 5 4,529
6.50% , 07/15/32 .................. 24 24,030
77,642
Diversified Consumer Services — 0.7%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 11 10,495
Service Corp. International
3.38% , 08/15/30 .................. 2 1,750
4.00% , 05/15/31 .................. 28 24,951
5.75% , 10/15/32 .................. 55 53,349
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 52 53,410
143,955
Diversified REITs — 0.8%
(c)
Digital Realty Trust LP, 1.88%, 11/15/29
(h)
... 4 4,120
Global Net Lease, Inc., 3.75%, 12/15/27 .... 7 6,388
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 22 20,248
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Uniti Group LP, 10.50%, 02/15/28 ........ USD 130 $ 138,617
169,373
Diversified Telecommunication Services — 5.4%
CCO Holdings LLC
5.38% , 06/01/29
(c)
................. 25 23,886
6.38% , 09/01/29
(c)
................. 110 109,060
4.75% , 03/01/30
(c)
................. 41 37,440
4.50% , 08/15/30
(c)
................. 5 4,488
4.25% , 02/01/31
(c)
................. 21 18,302
7.38% , 03/01/31
(c)
................. 87 88,695
4.75% , 02/01/32
(c)
................. 6 5,266
4.50% , 05/01/32 .................. 2 1,720
4.25% , 01/15/34
(c)
................. 32 25,961
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
................. 10 9,969
5.00% , 05/01/28
(c)
................. 49 47,903
5.88% , 11/01/29 .................. 3 2,486
6.00% , 01/15/30
(c)
................. 10 9,978
8.75% , 05/15/30
(c)
................. 115 121,542
8.63% , 03/15/31
(c)
................. 15 15,953
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. 70 77,486
4.88% , 06/15/29 .................. 46 40,020
11.00% , 11/15/29 ................. 92 103,616
4.50% , 04/01/30 .................. 18 15,121
10.50% , 05/15/30 ................. 74 80,586
10.75% , 12/15/30 ................. 29 32,295
Lumen Technologies, Inc.
(c)
4.13% , 04/15/29 .................. 14 12,217
4.13% , 04/15/30 .................. 14 12,065
10.00% , 10/15/32 ................. 12 12,298
Windstream Services LLC, 8.25%, 10/01/31
(c)
78 80,560
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. 118 108,826
6.13% , 03/01/28 .................. 27 22,950
1,120,689
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32
(c)
... 19 18,798
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(g)
........... 11 11,134
FirstEnergy Corp., 4.00%, 05/01/26
(h)
...... 36 36,126
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(g)
..................... 15 15,367
NRG Energy, Inc.
(c)
5.75% , 07/15/29 .................. 22 21,387
6.00% , 02/01/33 .................. 44 42,734
6.25% , 11/01/34 .................. 75 73,563
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 6 5,631
PG&E Corp.
4.25% , 12/01/27
(h)
................. 12 13,014
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(g)
.................... 3 3,079
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 .................. 32 33,570
6.88% , 04/15/32 .................. 29 29,694
304,097
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 30 28,315

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ USD 35 $ 33,400
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 50 45,802
3.75% , 02/15/31 .................. 17 14,862
Zebra Technologies Corp., 6.50%, 06/01/32 .. 7 7,101
101,165
Energy Equipment & Services — 2.3%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. 9 9,047
6.25% , 04/01/28 .................. 42 41,776
6.63% , 09/01/32 .................. 28 27,965
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
11 11,415
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 9 9,346
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 33 33,662
Nabors Industries Ltd., 7.50%, 01/15/28
(c)
... 12 11,112
Nabors Industries, Inc.
(c)
7.38% , 05/15/27 .................. 5 4,994
9.13% , 01/31/30 .................. 7 7,119
8.88% , 08/15/31 .................. 4 3,714
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 25 25,249
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 5 4,932
Star Holding LLC, 8.75%, 08/01/31
(c)
...... 15 14,862
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 8 8,352
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 6 6,122
Transocean, Inc.
(c)
8.00% , 02/01/27 .................. 8 7,985
8.25% , 05/15/29 .................. 35 34,285
8.75% , 02/15/30 .................. 45 46,461
8.50% , 05/15/31 .................. 43 42,156
USA Compression Partners LP, 7.13%,
03/15/29
(c)
..................... 36 36,635
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 56 56,590
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... 31 32,002
475,781
Entertainment — 0.2%
(c)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 7 7,135
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 16 14,280
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 12 11,601
3.75% , 01/15/28 .................. 13 12,260
Playtika Holding Corp., 4.25%, 03/15/29 .... 5 4,533
49,809
Financial Services — 2.6%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(g)
.... 20 19,689
Block, Inc.
2.75% , 06/01/26 .................. 3 2,891
3.50% , 06/01/31 .................. 8 7,044
6.50% , 05/15/32
(c)
................. 132 133,274
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(g)
........... 13 12,911
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 4 4,076
Freedom Mortgage Corp., 12.25%, 10/01/30
(c)
7 7,741
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 .................. 24 24,767
9.13% , 05/15/31 .................. 17 17,528
Global Payments, Inc., 1.50%, 03/01/31
(c) (h)
.. 34 33,286
Security
Par (000)
Par (000) Value
Financial Services (continued)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ USD 14 $ 13,634
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 .................. 2 1,990
6.50% , 08/01/29 .................. 30 29,949
5.13% , 12/15/30 .................. 11 10,263
5.75% , 11/15/31 .................. 12 11,470
7.13% , 02/01/32 .................. 42 42,523
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 3 3,250
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. 18 18,859
7.13% , 11/15/30 .................. 17 17,216
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(c)
.. 8 8,036
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 23 21,823
3.88% , 03/01/31 .................. 17 14,812
4.00% , 10/15/33 .................. 5 4,164
Shift4 Payments LLC, 6.75%, 08/15/32
(c)
.... 56 56,955
UWM Holdings LLC, 6.63%, 02/01/30
(c)
.... 27 26,833
544,984
Food Products — 1.8%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 6 6,168
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(i)
............. 71 73,753
Chobani LLC
4.63% , 11/15/28 .................. 68 65,459
7.63% , 07/01/29 .................. 89 92,033
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 22 21,702
Fiesta Purchaser, Inc.
7.88% , 03/01/31 .................. 8 8,350
9.63% , 09/15/32 .................. 8 8,381
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 .................. 24 21,944
4.38% , 01/31/32 .................. 27 24,431
Post Holdings, Inc.
4.50% , 09/15/31 .................. 4 3,583
6.25% , 02/15/32 .................. 17 16,872
6.38% , 03/01/33 .................. 19 18,599
6.25% , 10/15/34 .................. 12 11,690
Simmons Foods, Inc., 4.63%, 03/01/29 .... 13 12,013
384,978
Gas Utilities — 0.1%
(c)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(g)
................ 12 12,065
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 8 7,132
19,197
Ground Transportation — 0.5%
EquipmentShare.com, Inc., 8.00%, 03/15/33
(c)
8 8,101
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
32 32,193
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 15 15,795
Hertz Corp. (The), 12.63%, 07/15/29
(c)
..... 9 9,589
Uber Technologies, Inc.
(h)
0.00% , 12/15/25
(j)
................. 6 6,048
Series 2028 , 0.88% , 12/01/28 ......... 31 34,100
105,826
Health Care Equipment & Supplies — 1.4%
(c)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 23 21,027
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 84 86,940
Medline Borrower LP
3.88% , 04/01/29 .................. 27 25,002
6.25% , 04/01/29 .................. 25 25,263
5.25% , 10/01/29 .................. 109 105,192

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Neogen Food Safety Corp., 8.63%, 07/20/30 . USD 13 $ 13,943
Sotera Health Holdings LLC, 7.38%, 06/01/31 12 12,157
Teleflex, Inc., 4.25%, 06/01/28 .......... 10 9,487
299,011
Health Care Providers & Services — 3.5%
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 30 28,981
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. 64 61,422
6.00% , 01/15/29 .................. 35 31,339
5.25% , 05/15/30 .................. 48 39,423
4.75% , 02/15/31 .................. 28 21,727
10.88% , 01/15/32 ................. 52 53,650
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 21 21,440
DaVita, Inc., 6.88%, 09/01/32
(c)
......... 11 11,084
Encompass Health Corp.
4.75% , 02/01/30 .................. 13 12,324
4.63% , 04/01/31 .................. 23 21,241
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
12 12,010
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 42 39,369
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 25 26,974
11.00% , 10/15/30 ................. 40 43,907
10.00% , 06/01/32 ................. 19 19,318
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 5 4,738
3.88% , 11/15/30 .................. 7 6,232
6.25% , 01/15/33 .................. 17 16,802
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 15 13,833
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... 6 5,836
Star Parent, Inc., 9.00%, 10/01/30
(c)
....... 81 84,127
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)
..................... 66 67,326
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 67 67,686
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)
..................... 23 23,440
734,229
Health Care REITs — 0.3%
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 2 1,841
5.00% , 10/15/27 .................. 3 2,529
4.63% , 08/01/29 .................. 16 11,465
3.50% , 03/15/31 .................. 59 37,177
53,012
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
..................... 12 12,175
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 7 6,900
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(h)
.. 1 929
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 19 19,509
4.50% , 02/15/29 .................. 16 15,106
6.50% , 04/01/32 .................. 43 43,216
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 11 10,698
4.00% , 09/15/29 .................. 8 7,250
Service Properties Trust
8.63% , 11/15/31
(c)
................. 86 89,491
8.88% , 06/15/32 .................. 30 27,765
XHR LP, 6.63%, 05/15/30
(c)
............ 7 7,023
240,062
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.2%
1011778 BC ULC
(c)
5.63% , 09/15/29 .................. USD 11 $ 10,835
4.00% , 10/15/30 .................. 19 16,993
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 18 17,063
Caesars Entertainment, Inc.
(c)
7.00% , 02/15/30 .................. 64 65,187
6.50% , 02/15/32 .................. 48 48,217
6.00% , 10/15/32 .................. 11 10,606
Carnival Corp., 6.00%, 05/01/29
(c)
........ 35 34,917
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 22 23,439
Cedar Fair LP, 5.38%, 04/15/27 ......... 6 5,936
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 28 27,010
5.75% , 04/01/30 .................. 23 22,573
6.75% , 05/01/31 .................. 56 56,606
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. 16 14,827
6.75% , 01/15/30 .................. 4 3,690
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
..................... 22 22,518
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 2 1,918
3.63% , 02/15/32
(c)
................. 3 2,606
5.88% , 03/15/33
(c)
................. 38 37,391
Life Time, Inc., 8.00%, 04/15/26
(c)
........ 19 19,021
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 .................. 14 14,282
7.50% , 09/01/31 .................. 22 22,652
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 8 8,339
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 19 19,007
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
23 20,048
MGM Resorts International, 6.13%, 09/15/29 . 27 26,966
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 11 10,371
NCL Corp. Ltd.
(c)
8.13% , 01/15/29 .................. 8 8,430
7.75% , 02/15/29 .................. 13 13,650
6.25% , 03/01/30 .................. 18 17,786
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 11 11,035
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. 10 7,850
5.88% , 09/01/31 .................. 13 9,457
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 9 9,641
Royal Caribbean Cruises Ltd.
(c)
5.63% , 09/30/31 .................. 67 65,905
6.25% , 03/15/32 .................. 9 9,108
6.00% , 02/01/33 .................. 55 54,869
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 .................. 23 22,684
10.75% , 11/15/29 ................. 11 11,348
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 18 17,225
Six Flags Entertainment Corp., 6.63%,
05/01/32
(c)
..................... 6 6,081
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 16 15,182
4.63% , 12/01/31 .................. 15 13,437
6.63% , 03/15/32 .................. 17 16,893
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
...... 22 22,247
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. 16 15,880
7.00% , 02/15/29 .................. 3 3,016

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
9.13% , 07/15/31 .................. USD 54 $ 58,064
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 8 7,873
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 9 8,555
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 49 46,931
7.13% , 02/15/31 .................. 33 34,367
6.25% , 03/15/33 .................. 23 22,597
1,093,129
Household Durables — 1.0%
(c)
Ashton Woods USA LLC, 4.63%, 04/01/30 .. 8 7,259
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 6 6,093
Brookfield Residential Properties, Inc.
5.00% , 06/15/29 .................. 17 15,803
4.88% , 02/15/30 .................. 15 13,546
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29 . 22 21,624
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 6 6,251
Empire Communities Corp., 9.75%, 05/01/29 . 5 5,260
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29 ...................... 44 47,907
LGI Homes, Inc.
8.75% , 12/15/28 .................. 8 8,392
7.00% , 11/15/32 .................. 15 14,852
Mattamy Group Corp., 4.63%, 03/01/30 .... 11 10,233
Meritage Homes Corp., 1.75%, 05/15/28
(h)
... 15 14,700
New Home Co., Inc. (The), 9.25%, 10/01/29 . 14 14,734
STL Holding Co. LLC, 8.75%, 02/15/29 .... 8 8,458
Taylor Morrison Communities, Inc., 5.13%,
08/01/30 ...................... 5 4,785
Tempur Sealy International, Inc.
4.00% , 04/15/29 .................. 2 1,843
3.88% , 10/15/31 .................. 4 3,490
205,230
Household Products — 0.2%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 10 8,981
4.13% , 04/30/31
(c)
................. 9 7,959
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
..................... 4 3,810
Spectrum Brands, Inc., 3.38%, 06/01/29
(c) (h)
.. 12 11,716
32,466
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(g)
........... 17 17,461
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 23 22,305
5.00% , 02/01/31 .................. 6 5,643
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 2 1,912
3.75% , 01/15/32 .................. 27 23,047
Lightning Power LLC, 7.25%, 08/15/32
(c)
.... 6 6,169
NextEra Energy Partners LP
(c)(h)
0.00% , 11/15/25
(j)
................. 51 47,940
2.50% , 06/15/26 .................. 12 11,281
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(c) (f) (g)
.................... 10 10,205
145,963
Insurance — 6.1%
(c)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 61 58,226
6.75% , 10/15/27 .................. 82 81,322
Security
Par (000)
Par (000) Value
Insurance (continued)
5.88% , 11/01/29 .................. USD 57 $ 54,759
7.00% , 01/15/31 .................. 61 61,238
7.38% , 10/01/32 .................. 52 52,478
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 10 10,061
4.88% , 06/30/29 .................. 21 19,719
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 13 13,176
AssuredPartners, Inc., 7.50%, 02/15/32 .... 24 25,831
Howden UK Refinance plc
7.25% , 02/15/31 .................. 107 108,733
8.13% , 02/15/32 .................. 59 60,256
HUB International Ltd.
7.25% , 06/15/30 .................. 197 201,876
7.38% , 01/31/32 .................. 224 227,506
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 34 35,761
10.50% , 12/15/30 ................. 28 30,272
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 177 178,769
Ryan Specialty LLC
4.38% , 02/01/30 .................. 9 8,449
5.88% , 08/01/32 .................. 19 18,799
USI, Inc., 7.50%, 01/15/32 ............ 30 31,026
1,278,257
IT Services — 0.6%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
48 48,944
Snowflake, Inc.
(c)(h)(j)
0.00% , 10/01/27 .................. 14 16,457
0.00% , 10/01/29 .................. 21 24,906
Twilio, Inc.
3.63% , 03/15/29 .................. 12 11,036
3.88% , 03/15/31 .................. 17 15,246
116,589
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 2 1,779
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 8 8,013
9,792
Machinery — 1.9%
(c)
ATS Corp., 4.13%, 12/15/28 ........... 9 8,342
Chart Industries, Inc., 7.50%, 01/01/30 ..... 43 44,706
Esab Corp., 6.25%, 04/15/29 ........... 18 18,224
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ...................... 6 5,340
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 66 68,905
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. 8 8,200
Mueller Water Products, Inc., 4.00%, 06/15/29 3 2,772
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29 ...................... 10 9,344
Terex Corp., 6.25%, 10/15/32 .......... 10 9,800
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 195,783
Wabash National Corp., 4.50%, 10/15/28 ... 17 15,523
386,939
Media — 6.3%
Cable One, Inc.
0.00% , 03/15/26
(h) (j)
................ 5 4,640
1.13% , 03/15/28
(h)
................. 23 18,918
4.00% , 11/15/30
(c)
................. 6 5,013
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 30 28,877
7.75% , 04/15/28 .................. 15 13,535
9.00% , 09/15/28 .................. 58 60,739
7.50% , 06/01/29 .................. 71 62,121

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.88% , 04/01/30 .................. USD 65 $ 66,898
CMG Media Corp., 8.88%, 06/18/29
(c)
..... 12 9,003
CSC Holdings LLC, 11.75%, 01/31/29
(c)
.... 200 197,515
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. 83 80,867
DISH DBS Corp.
(c)
5.25% , 12/01/26 .................. 46 41,811
5.75% , 12/01/28 .................. 35 29,925
DISH Network Corp., 11.75%, 11/15/27
(c)
... 105 111,215
EchoStar Corp.
10.75% , 11/30/29 ................. 92 99,167
6.75% , 11/30/30 .................. 81 72,572
GCI LLC, 4.75%, 10/15/28
(c)
........... 12 11,207
Gray Television, Inc., 10.50%, 07/15/29
(c)
... 46 45,997
Midcontinent Communications, 8.00%,
08/15/32
(c)
..................... 22 22,597
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 53 49,296
Outfront Media Capital LLC
(c)
4.25% , 01/15/29 .................. 34 31,616
4.63% , 03/15/30 .................. 6 5,545
7.38% , 02/15/31 .................. 18 18,814
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
.... 20 17,460
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 .................. 24 23,053
5.00% , 08/01/27 .................. 58 56,407
4.00% , 07/15/28 .................. 4 3,685
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 8 7,617
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. 19 18,923
8.00% , 08/15/28 .................. 68 69,232
8.50% , 07/31/31 .................. 23 22,552
1,306,817
Metals & Mining — 2.5%
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 30 31,044
11.50% , 10/01/31 ................. 59 66,008
ATI, Inc.
5.88% , 12/01/27 .................. 19 18,831
4.88% , 10/01/29 .................. 8 7,620
7.25% , 08/15/30 .................. 31 31,877
5.13% , 10/01/31 .................. 21 19,745
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 74 73,924
Carpenter Technology Corp., 7.63%, 03/15/30 21 21,507
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 .................. 13 12,861
7.38% , 05/01/33 .................. 11 10,804
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 24 23,130
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 34 31,968
4.50% , 06/01/31 .................. 48 42,312
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 5 5,246
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 59 56,198
4.75% , 01/30/30 .................. 35 32,156
3.88% , 08/15/31 .................. 36 30,996
516,227
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(c)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 6 6,168
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 .................. 4 3,772
7.00% , 07/15/31 .................. 14 14,345
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 16 16,413
6.00% , 04/15/30 .................. 5 4,908
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.50% , 07/01/30 .................. USD 10 $ 10,012
55,618
Multi-Utilities — 0.1%
(g)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ..... 7 7,151
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............ 5 5,083
12,234
Oil, Gas & Consumable Fuels — 9.8%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... 22 22,499
Antero Midstream Partners LP, 5.38%,
06/15/29
(c)
..................... 17 16,555
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 .................. 10 12,089
8.25% , 12/31/28 .................. 16 16,333
5.88% , 06/30/29 .................. 30 29,216
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 5 5,109
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 .................. 14 14,299
7.25% , 07/15/32 .................. 11 11,300
Buckeye Partners LP
6.88% , 07/01/29
(c)
................. 6 6,073
5.85% , 11/15/43 .................. 8 6,929
5.60% , 10/15/44 .................. 8 6,557
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 25 25,026
8.38% , 01/15/29 .................. 33 33,999
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 8 8,308
8.63% , 11/01/30 .................. 11 11,520
8.75% , 07/01/31 .................. 68 70,892
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
11 10,031
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 32 31,170
5.88% , 01/15/30 .................. 51 47,564
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 .................. 37 36,809
7.38% , 01/15/33 .................. 34 33,019
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 19 17,744
4.38% , 06/15/31 .................. 12 10,949
Enbridge, Inc.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 10 10,280
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 13 13,499
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................ 12 12,660
Energy Transfer LP
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 31 32,486
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 19 19,251
EQM Midstream Partners LP
(c)
4.50% , 01/15/29 .................. 3 2,856
6.38% , 04/01/29 .................. 22 22,074
7.50% , 06/01/30 .................. 4 4,255
4.75% , 01/15/31 .................. 11 10,345

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP
7.75% , 02/01/28 .................. USD 9 $ 9,011
8.25% , 01/15/29 .................. 20 20,197
8.88% , 04/15/30 .................. 8 8,140
7.88% , 05/15/32 .................. 32 31,339
8.00% , 05/15/33 .................. 22 21,530
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
..................... 11 11,077
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
.. 9 9,164
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 16 16,158
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 5 4,842
5.75% , 02/01/29 .................. 13 12,403
6.00% , 04/15/30 .................. 1 940
8.38% , 11/01/33 .................. 62 63,289
6.88% , 05/15/34 .................. 23 21,438
7.25% , 02/15/35 .................. 9 8,461
Howard Midstream Energy Partners LLC
(c)
8.88% , 07/15/28 .................. 17 17,854
7.38% , 07/15/32 .................. 15 15,238
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 30 27,463
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
..... 3 2,953
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
..................... 9 8,910
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 17 17,235
6.50% , 04/15/32 .................. 19 18,785
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(c)
..................... 7 6,845
Murphy Oil Corp., 5.88%, 12/01/42
(k)
...... 3 2,589
NFE Financing LLC, 12.00%, 11/15/29
(c)
.... 21 21,718
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 .................. 32 32,421
8.38% , 02/15/32 .................. 70 70,536
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. 71 72,088
8.75% , 06/15/31 .................. 14 14,451
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 11 11,065
Parkland Corp., 6.63%, 08/15/32
(c)
....... 15 14,844
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 13 12,757
Permian Resources Operating LLC
(c)
8.00% , 04/15/27 .................. 15 15,317
7.00% , 01/15/32 .................. 22 22,332
6.25% , 02/01/33 .................. 29 28,625
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 12 12,363
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 2 1,899
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 25 25,702
SM Energy Co., 7.00%, 08/01/32
(c)
....... 8 7,888
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(c) (g)
.................... 7 7,177
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(c)
..................... 9 9,334
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 .................. 8 7,694
7.38% , 02/15/29 .................. 36 36,114
6.00% , 09/01/31 .................. 4 3,775
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 3 3,078
9.38% , 02/01/31 .................. 10 10,194
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
..................... USD 35 $ 32,682
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(c)
..................... 17 15,618
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 .................. 136 150,316
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(f) (g)
..................... 196 204,927
8.38% , 06/01/31 .................. 53 55,275
9.88% , 02/01/32 .................. 70 76,809
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7 6,946
Vital Energy, Inc.
9.75% , 10/15/30 .................. 15 15,815
7.88% , 04/15/32
(c)
................. 55 52,921
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
..................... 11 10,584
2,030,822
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(c)
....... 8 7,810
Passenger Airlines — 0.4%
(c)
American Airlines, Inc., 8.50%, 05/15/29 .... 29 30,448
OneSky Flight LLC, 8.88%, 12/15/29 ...... 16 16,011
United Airlines, Inc., 4.63%, 04/15/29 ...... 34 32,327
78,786
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 18 17,601
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 14 13,989
Bausch Health Cos., Inc.
(c)
6.13% , 02/01/27 .................. 36 32,670
5.75% , 08/15/27 .................. 5 4,350
11.00% , 09/30/28 ................. 81 76,950
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
26 27,548
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 60 57,505
213,012
Professional Services — 0.8%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 15 15,114
CoreLogic, Inc., 4.50%, 05/01/28 ........ 100 93,052
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 33,330
KBR, Inc., 4.75%, 09/30/28 ............ 20 19,176
Science Applications International Corp., 4.88%,
04/01/28 ...................... 10 9,622
170,294
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 21 18,807
7.00% , 04/15/30
(c)
................. 11 9,759
Cushman & Wakefield US Borrower LLC,
8.88%, 09/01/31
(c)
................ 31 33,374
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. 18 16,633
4.38% , 02/01/31 .................. 11 9,904
88,477
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 11 10,432
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 4.75%, 04/15/29
(c)
........ 40 38,300
MKS Instruments, Inc., 1.25%, 06/01/30
(c) (h)
.. 25 24,200

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
. USD 11 $ 10,357
72,857
Software — 6.6%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 217 206,225
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 57 59,001
Central Parent LLC, 8.00%, 06/15/29 ...... 39 39,562
Central Parent, Inc., 7.25%, 06/15/29 ...... 59 58,303
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 75 69,867
4.88% , 07/01/29 .................. 66 61,526
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 167 163,918
9.00% , 09/30/29 .................. 179 181,737
8.25% , 06/30/32 .................. 116 119,544
Elastic NV, 4.13%, 07/15/29 ........... 30 27,812
Ellucian Holdings, Inc., 6.50%, 12/01/29 .... 29 29,012
Fair Isaac Corp., 4.00%, 06/15/28 ........ 19 17,929
McAfee Corp., 7.38%, 02/15/30 ......... 49 47,590
Nutanix, Inc., 0.50%, 12/15/29
(h)
......... 5 4,943
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 33 32,684
6.50% , 06/01/32 .................. 43 43,375
UKG, Inc., 6.88%, 02/01/31 ............ 178 180,587
ZoomInfo Technologies LLC, 3.88%, 02/01/29 31 28,172
1,371,787
Specialized REITs — 0.6%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 .................. 35 35,762
6.25% , 01/15/33 .................. 49 48,804
SBA Communications Corp., 3.13%, 02/01/29 43 38,813
123,379
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 9 8,627
4.75% , 03/01/30 .................. 2 1,870
5.00% , 02/15/32
(c)
................. 2 1,824
Carvana Co.
(c)(i)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 49 51,791
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 65 74,727
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
11 11,414
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
. 9 9,018
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 36 33,954
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7 6,722
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 .................. 39 36,416
8.25% , 08/01/31 .................. 21 21,785
Staples, Inc., 10.75%, 09/01/29
(c)
........ 13 12,789
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 134 132,516
403,453
Technology Hardware, Storage & Peripherals — 0.2%
(c)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 10 10,265
Seagate HDD Cayman
8.25% , 12/15/29 .................. 13 13,851
8.50% , 07/15/31 .................. 18 19,249
43,365
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 ........... 16 13,920
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 10 9,845
9.00% , 02/15/31 .................. 2 2,132
Levi Strauss & Co., 3.50%, 03/01/31 ...... 20 17,492
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
S&S Holdings LLC, 8.38%, 10/01/31 ...... USD 5 $ 5,035
48,424
Trading Companies & Distributors — 1.5%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 11 11,160
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 49 47,924
7.88% , 12/01/30 .................. 43 45,258
7.00% , 05/01/31 .................. 74 75,491
7.00% , 06/15/32 .................. 47 47,926
5.88% , 04/15/33 .................. 23 22,196
H&E Equipment Services, Inc., 3.88%, 12/15/28 2 1,828
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 15 15,190
Imola Merger Corp., 4.75%, 05/15/29 ...... 15 14,224
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 11 10,914
WESCO Distribution, Inc., 6.63%, 03/15/32 .. 12 12,197
304,308
Total Corporate Bonds — 93 .8%
(Cost: $ 19,453,566 ) ............................... 19,527,880
Floating Rate Loan Interests
Diversified Consumer Services — 0.1%
(b)(g)
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31 .................. 2 2,089
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31 ................. 5 4,651
6,740
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28
(g)
........... 4 3,778
Machinery — 0.0%
(b)(g)
GrafTech International Ltd., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.17%
,
12/21/29 ............ 4 4,140
GrafTech International Ltd., Delayed Draw 1st
Lien Term Loan , 0.00%
,
11/13/29 ....... 2 2,521
6,661
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 16,954 ) ................................. 17,179
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(l)
.......................... 5,700 448,305
Total Investment Companies — 2 .2%
(Cost: $ 420,670 ) ................................. 448,305

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(m)
Capital Markets — 0.0%
(a)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... USD 110 $ 77
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 30 21
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 98
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.0%
Aerospace & Defense — 0.3%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
....... 1 56,019
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(f)(g)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 8 8,035
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17 17,160
25,195
Electric Utilities — 0.3%
Edison International
(f)(g)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 10 9,861
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 11 10,722
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c) (f) (g)
................ 35 38,641
PG&E Corp. , Series A , 6.00% , 12/01/27
(h)
... —
(n)
4,979
64,203
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (f) (g)
...................... USD 39 $ 39,223
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f) (g)
.......... 30 30,012
Total Capital Trusts — 1 .0%
(Cost: $ 202,144 ) ................................. 214,652
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(a) (b)
..................... 61 1,220
Total Preferred Stocks — 0.0%
(Cost: $ 1,220 ) .................................. 1,220
Total Preferred Securities — 1 .0%
(Cost: $ 203,364 ) ................................. 215,872
Total Long-Term Investments — 97.5%
(Cost: $ 20,188,552 ) ............................... 20,293,967
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(l) (o)
.................. 335,134 335,134
Total Short-Term Securities — 1 .6%
(Cost: $ 335,134 ) ................................. 335,134
Total Investments — 99 .1%
(Cost: $ 20,523,686 ) ............................... 20,629,101
Other Assets Less Liabilities — 0.9% .................... 194,362
Net Assets — 100.0% ...............................
$ 20,823,463
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Zero-coupon bond.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Rounds to less than 1,000.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 258,917 $ 76,217
(a)
$ — $ — $ — $ 335,134 335,134 $ 18,911 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 441,123 — — — 7,182 448,305 5,700 26,927 —
$ — $ 7,182 $ 783,439 $ 45,838 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 423,375 HSBC Bank plc 03/19/25 $ (3,510)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 200 $ 15,725 $ 13,991 $ 1,734
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 13,991 $ — $ 1,734 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 1,734 $ — $ — $ — $ — $ 1,734
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 3,510 $ — $ — $ 3,510
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (13,954) $ — $ (9,013) $ — $ (22,967)
Forward foreign currency exchange contracts .... — — — (29,337) — — (29,337)
Options purchased
(a)
..................... — — (4,905) — — — (4,905)
Options written ........................ — — 1,445 — — — 1,445
Swaps .............................. — 23,206 — — — — 23,206
$ — $ 23,206 $ (17,414) $ (29,337) $ (9,013) $ — $ (32,558)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 9,534 $ — $ 9,534
Forward foreign currency exchange contracts .... — — — (9,268) — — (9,268)
Options purchased
(b)
..................... — — 1,752 — — — 1,752
Options written ........................ — — (597) — — — (597)
Swaps .............................. — (7,891) — — — — (7,891)
$ — $ (7,891) $ 1,155 $ (9,268) $ 9,534 $ — $ (6,470)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ —
(a)
Average notional value of contracts — short ................................................................................. —
(a)
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ 437,658
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... 200,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Forward f oreign currency exchange contracts ................................................................................ $ 3,510
Swaps — centrally cleared ............................................................................................. 435
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 3,945
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(435)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 3,510
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
HSBC Bank plc .................................. $ 3,510 $ — $ — $ — $ 3,510

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 15,930 $ — $ — $ 15,930
Building Products ....................................... 6,241 — — 6,241
Commercial Services & Supplies ............................. — — 842 842
Life Sciences Tools & Services .............................. 16,645 — — 16,645
Metals & Mining ........................................ 19,708 — — 19,708
Specialized REITs ...................................... 25,267 — — 25,267
Corporate Bonds ........................................ — 19,527,880 — 19,527,880
Floating Rate Loan Interests
Diversified Consumer Services .............................. — — 6,740 6,740
Diversified Telecommunication Services ........................ — 3,778 — 3,778
Machinery ............................................ — — 6,661 6,661
Investment Companies .................................... 448,305 — — 448,305
Other Interests .......................................... — 98 — 98
Preferred Securities
Aerospace & Defense .................................... 56,019 — — 56,019
Banks ............................................... — 25,195 — 25,195
Commercial Services & Supplies ............................. — — 1,220 1,220
Electric Utilities ........................................ 4,979 59,224 — 64,203
Independent Power and Renewable Electricity Producers ............ — 39,223 — 39,223
Oil, Gas & Consumable Fuels ............................... — 30,012 — 30,012
Short-Term Securities
Money Market Funds ...................................... 335,134 — — 335,134
$ 928,228 $ 19,685,410 $ 15,463 $ 20,629,101
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,734 $ — $ 1,734
Liabilities
Foreign currency exchange contracts ............................ — (3,510) — (3,510)
$ — $ (1,776) $ — $ (1,776)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Schedule of Investments
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.71%,
05/25/37
(a)
...................... USD 42 $ 6,899
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.93%, 05/25/35
(a)
...... 46 36,475
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 4,141
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 3,156
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
6.18%, 08/25/34 ................ —
(b)
72
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 03/25/37 ................ 10 8,995
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 03/25/37 ................ 12 11,234
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
4.70%, 04/25/37 ................ 5 4,591
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.61%, 10/25/36
(a)
................. 20 19,385
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.65%, 05/25/37 ................ 126 81,636
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.72%, 05/25/37 ................ 57 37,017
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ...... 36 7,879
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 4.67%,
12/25/25
(a)
...................... —
(b)
507
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 9 9,004
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.44%, 01/25/29
(c)
1 2,974
Series 2006-S5, Class A5, 6.16%, 06/25/35 1 2,274
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.69%, 05/15/35 .......... 1 1,442
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.66%, 11/15/36 ........... 3 3,144
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.05%,
01/25/36
(a)
...................... 42 37,312
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.85%, 01/25/47 ................ 19 9,240
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.83%, 02/25/47 ................ 25 24,207
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.75%, 05/25/37
(a)
.......... USD 27 $ 19,148
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 4.68%, 05/25/37
(a)
. 592 135,305
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
23 23,126
Series 2002-A, Class C, 0.00%, 06/15/33 . 3 2,750
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.75%,
06/25/36 ..................... 20 9,223
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.77%,
08/25/36 ..................... 12 4,851
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor + 0.59%),
4.93%, 05/25/37
(a)
................. 9 6,299
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.05%,
12/25/34
(a)
...................... 78 71,157
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 7 3,281
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.66%, 03/25/37
(a)
............... 40 33,539
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 27 22,837
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
.................... 29 25,105
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (d)
................ 4 3,626
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 24 20,892
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 4.77%, 07/25/36
(a)
15 3,148
Total Asset-Backed Securities — 0 .2%
(Cost: $ 995,505 ) ................................. 695,871
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
BAE Systems plc .................... 21,651 310,590
Bharat Electronics Ltd. ................ 46,335 158,119
Curtiss-Wright Corp. .................. 1,257 446,072
Dassault Aviation SA ................. 168 34,328
Embraer SA
(e)
...................... 6,814 62,438
General Electric Co. .................. 284 47,368
Hindustan Aeronautics Ltd.
(f)
............ 127 6,181
Kongsberg Gruppen ASA .............. 614 69,079
Northrop Grumman Corp. .............. 3,839 1,801,604
Rolls-Royce Holdings plc
(e)
............. 3,225 22,870
Thales SA ......................... 132 18,955
2,977,604

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
CJ Logistics Corp. ................... 2,778 $ 158,029
United Parcel Service, Inc. , Class B ....... 2,888 364,177
522,206
Automobile Components — 0.4%
Apollo Tyres Ltd. .................... 2,766 17,035
BorgWarner, Inc.
(g)
................... 40,202 1,278,022
Hankook Tire & Technology Co. Ltd.
(e)
...... 1,543 39,840
Hanon Systems
(e)
.................... 5,794 15,616
HL Mando Co. Ltd.
(e)
.................. 1,832 49,946
Hyundai Mobis Co. Ltd. ................ 215 34,193
Lear Corp.
(g)
....................... 2,014 190,726
Valeo SE ......................... 1,631 15,699
1,641,077
Automobiles — 0.9%
BYD Co. Ltd. , Class A ................. 15,400 592,566
BYD Co. Ltd. , Class H ................ 2,000 68,026
Tesla, Inc.
(e)
........................ 8,748 3,532,792
Tofas Turk Otomobil Fabrikasi A/S ........ 1,082 6,274
Toyota Motor Corp. .................. 2,800 54,671
4,254,329
Banks — 4.7%
AU Small Finance Bank Ltd.
(d) (f)
.......... 719 4,684
Banco Bilbao Vizcaya Argentaria SA ....... 4,855 47,503
Banco Santander SA ................. 52,864 244,562
Bancolombia SA .................... 4,068 34,867
Bank Hapoalim BM .................. 3,487 42,096
Bank of America Corp. ................ 70,784 3,110,957
Bank Polska Kasa Opieki SA ............ 3,942 131,768
BNP Paribas SA .................... 27,436 1,684,483
Citigroup, Inc. ...................... 36,067 2,538,756
Credit Agricole SA ................... 45,085 620,348
DBS Group Holdings Ltd. .............. 23,800 762,682
Erste Group Bank AG ................. 1,168 72,295
Grupo Financiero Banorte SAB de CV , Class O 16,042 103,372
ICICI Bank Ltd. ..................... 3,196 47,754
IndusInd Bank Ltd. ................... 2,154 24,102
ING Groep NV ...................... 37,754 591,665
Intesa Sanpaolo SpA ................. 76,682 307,558
JPMorgan Chase & Co. ............... 5,113 1,225,637
KBC Group NV ..................... 4,277 330,224
Mediobanca Banca di Credito Finanziario SpA 11,651 170,151
Mitsubishi UFJ Financial Group, Inc. ....... 17,900 208,977
Mizuho Financial Group, Inc. ............ 91,800 2,241,072
NatWest Group plc ................... 16,450 82,435
Nordea Bank Abp ................... 53,204 580,496
PNC Financial Services Group, Inc. (The) ... 11,418 2,201,961
Royal Bank of Canada ................ 1,292 155,782
Standard Chartered plc ................ 13,989 172,222
State Bank of India ................... 1,666 15,435
Sumitomo Mitsui Financial Group, Inc. ...... 31,000 744,008
Sumitomo Mitsui Trust Group, Inc. ........ 600 14,016
Svenska Handelsbanken AB , Class A ...... 42,100 434,685
Swedbank AB , Class A ................ 55,739 1,100,620
Truist Financial Corp. ................. 645 27,980
UniCredit SpA ...................... 16,095 644,578
United Overseas Bank Ltd. ............. 4,400 116,846
US Bancorp ....................... 1,525 72,941
Wells Fargo & Co. ................... 8,925 626,892
21,536,410
Beverages — 0.4%
Ambev SA ........................ 91,719 175,591
Anadolu Efes Biracilik ve Malt Sanayii A/S ,
Class A ........................ 21,063 113,892
Security
Shares
Shares Value
Beverages (continued)
Arca Continental SAB de CV ............ 1,957 $ 16,193
Coca-Cola Femsa SAB de CV ........... 8,501 66,101
Coca-Cola Icecek A/S ................. 6,578 11,132
United Spirits Ltd. ................... 1,524 28,894
Wuliangye Yibin Co. Ltd. , Class A ......... 67,000 1,278,824
1,690,627
Biotechnology — 0.8%
AbbVie, Inc. ....................... 5,379 955,848
Alkermes plc
(e)
...................... 2,263 65,084
Amgen, Inc. ....................... 1,419 369,848
BeiGene Ltd.
(e)
..................... 1,800 25,664
BioMarin Pharmaceutical, Inc.
(e)
.......... 2,803 184,241
Blueprint Medicines Corp.
(e)
............. 1,381 120,451
CSL Ltd. .......................... 907 158,227
Genmab A/S
(e)
...................... 882 184,199
Gilead Sciences, Inc. ................. 5,864 541,658
Hugel, Inc.
(e)
....................... 737 139,144
Innovent Biologics, Inc.
(d) (e) (f)
............. 22,500 105,265
Ionis Pharmaceuticals, Inc.
(e)
............ 1,220 42,651
Natera, Inc.
(e)
...................... 702 111,127
Neurocrine Biosciences, Inc.
(e)
........... 1,370 187,005
PharmaResearch Co. Ltd.
(e)
............. 80 14,124
Regeneron Pharmaceuticals, Inc.
(e)
........ 202 143,891
Seegene, Inc. ...................... 693 10,682
Vertex Pharmaceuticals, Inc.
(e) (g)
.......... 559 225,109
3,584,218
Broadline Retail — 2.2%
Alibaba Group Holding Ltd. ............. 95,600 1,011,769
Amazon.com, Inc.
(e)
.................. 38,082 8,354,810
Coupang, Inc. , Class A
(e)
............... 3,289 72,292
Etsy, Inc.
(e)
........................ 360 19,041
J Front Retailing Co. Ltd. ............... 13,600 181,171
JD.com, Inc. , Class A ................. 20,600 357,682
MercadoLibre, Inc.
(e)
.................. 53 90,123
Poya International Co. Ltd. ............. 1,020 15,449
10,102,337
Building Products — 0.6%
Blue Star Ltd. ...................... 6,534 162,887
Daikin Industries Ltd. ................. 3,500 408,384
Lennox International, Inc. .............. 24 14,623
Trane Technologies plc ................ 6,252 2,309,176
2,895,070
Capital Markets — 1.8%
Amundi SA
(d) (f)
...................... 457 30,414
CBOE Global Markets, Inc. ............. 176 34,391
Charles Schwab Corp. (The) ............ 2,711 200,641
CME Group, Inc. , Class A .............. 458 106,361
Daiwa Securities Group, Inc. ............ 80,300 529,878
Goldman Sachs Group, Inc. (The) ........ 541 309,788
IGM Financial, Inc. ................... 2,533 80,900
Interactive Brokers Group, Inc. , Class A ..... 46 8,127
Intercontinental Exchange, Inc. .......... 138 20,563
Invesco Ltd. ....................... 15,632 273,247
Macquarie Group Ltd. ................. 6,536 893,883
Moody's Corp. ...................... 115 54,438
Morgan Stanley ..................... 20,463 2,572,608
MSCI, Inc. ........................ 121 72,601
Multi Commodity Exchange of India Ltd. .... 222 16,121
Nippon Life India Asset Management Ltd.
(d) (f)
. 2,667 22,593
Nomura Holdings, Inc. ................ 21,800 126,480
S&P Global, Inc. .................... 5,331 2,654,998
8,008,032

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals — 0.7%
Asahi Kasei Corp. ................... 42,000 $ 289,390
Asian Paints Ltd. .................... 1,632 43,421
Castrol India Ltd. .................... 2,529 5,815
Chambal Fertilisers & Chemicals Ltd. ...... 1,888 10,861
DSM-Firmenich AG .................. 7,235 731,343
DuPont de Nemours, Inc. .............. 3,978 303,323
Ecolab, Inc. ....................... 4,123 966,101
Evonik Industries AG ................. 1,930 33,547
Hyosung TNC Corp.
(e)
................. 35 5,639
Johnson Matthey plc ................. 2,241 37,597
KCC Corp. ........................ 317 50,352
LG Chem Ltd.
(e)
..................... 3,231 541,295
Orica Ltd. ......................... 621 6,366
Pidilite Industries Ltd. ................. 397 13,461
Supreme Industries Ltd. ............... 241 13,209
UPL Ltd. .......................... 1,756 10,258
3,061,978
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 313 57,185
Waste Management, Inc. ............... 124 25,022
82,207
Communications Equipment — 0.3%
Accton Technology Corp. .............. 2,000 47,008
Arcadyan Technology Corp. ............. 4,000 21,367
Motorola Solutions, Inc. ............... 2,350 1,086,240
Nokia OYJ ........................ 36,761 162,609
Telefonaktiebolaget LM Ericsson , Class B ... 26,808 217,103
1,534,327
Construction & Engineering — 1.2%
ACS Actividades de Construccion y Servicios
SA ........................... 2,341 117,313
AECOM .......................... 11,997 1,281,519
Comfort Systems USA, Inc. ............. 122 51,735
Eiffage SA ........................ 3,653 320,337
EMCOR Group, Inc. .................. 2,781 1,262,296
HDC Hyundai Development Co-Engineering &
Construction
(e)
.................... 1,475 17,991
ITD Cementation India Ltd. ............. 2,928 18,347
KEC International Ltd. ................ 2,270 31,713
MasTec, Inc.
(e)
...................... 3,925 534,349
NCC Ltd. ......................... 1,559 4,970
Obayashi Corp. ..................... 19,300 254,128
Praj Industries Ltd. ................... 2,643 25,280
Samsung E&A Co. Ltd.
(e)
............... 2,251 25,092
Shimizu Corp. ...................... 800 6,318
Stantec, Inc. ....................... 10,306 808,592
Voltas Ltd. ........................ 22,803 475,846
Worley Ltd. ........................ 41,855 353,911
5,589,737
Consumer Finance — 0.6%
American Express Co. ................ 9,146 2,714,441
Cholamandalam Investment & Finance Co. Ltd. 724 10,009
Synchrony Financial .................. 89 5,785
2,730,235
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. ............... 2,843 2,604,956
E-MART, Inc. ....................... 157 6,696
J Sainsbury plc ..................... 8,298 28,355
Migros Ticaret A/S ................... 23,592 364,198
Tesco plc ......................... 242,378 1,114,782
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ....................... 26,998 $ 2,439,269
6,558,256
Containers & Packaging — 0.2%
Crown Holdings, Inc. ................. 8,507 703,444
Diversified Consumer Services — 0.0%
H&R Block, Inc. ..................... 836 44,174
Diversified REITs — 0.0%
British Land Co. plc (The) .............. 3,656 16,481
Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG (Registered) ....... 68,633 2,056,457
Telefonica Brasil SA .................. 27,975 213,148
Verizon Communications, Inc. ........... 27,723 1,108,643
3,378,248
Electric Utilities — 0.6%
CPFL Energia SA .................... 14,445 73,965
Enel SpA ......................... 255,302 1,821,881
Energisa SA ....................... 9,970 58,830
Exelon Corp. ....................... 11,251 423,488
Iberdrola SA ....................... 14,701 202,583
Power Grid Corp. of India Ltd. ........... 9,380 33,761
2,614,508
Electrical Equipment — 1.1%
ABB Ltd. (Registered) ................. 42,747 2,308,274
Acuity Brands, Inc. ................... 2,306 673,652
Bizlink Holding, Inc. .................. 12,954 241,018
CS Wind Corp. ..................... 4,699 131,861
Eaton Corp. plc ..................... 621 206,091
GE Vernova T&D India Ltd. ............. 857 20,701
Hitachi Energy India Ltd. ............... 111 18,624
KEI Industries Ltd. ................... 287 14,834
LS Corp.
(e)
........................ 240 15,150
Nidec Corp. ....................... 3,000 53,885
Schneider Electric SE ................. 3,424 852,426
Siemens Energy AG
(e)
................. 1,939 102,906
Triveni Turbine Ltd. .................. 2,418 20,852
Vestas Wind Systems A/S
(e)
............. 40,094 549,965
5,210,239
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc. .................... 28,000 348,386
Delta Electronics, Inc. ................. 26,000 340,320
Lotes Co. Ltd. ...................... 1,000 59,418
Murata Manufacturing Co. Ltd. ........... 3,000 47,594
Primax Electronics Ltd. ................ 1,000 2,315
Sinbon Electronics Co. Ltd. ............. 1,000 7,975
TE Connectivity plc .................. 12,475 1,783,551
2,589,559
Energy Equipment & Services — 0.2%
Halliburton Co. ..................... 1,185 32,220
Schlumberger NV ................... 3,746 143,622
TechnipFMC plc ..................... 20,760 600,794
776,636
Entertainment — 0.4%
NCSoft Corp.
(e)
..................... 88 10,867
NetEase, Inc. ...................... 4,900 87,219
Netflix, Inc.
(e)
....................... 720 641,751
Nintendo Co. Ltd. .................... 16,900 984,286
PVR Inox Ltd.
(e)
..................... 1,304 19,821
1,743,944

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.2%
Bajaj Finserv Ltd. .................... 1,240 $ 22,659
Berkshire Hathaway, Inc. , Class B
(e)
....... 2,661 1,206,178
Essent Group Ltd. ................... 838 45,621
FirstRand Ltd. ...................... 4,449 17,846
Groupe Bruxelles Lambert NV ........... 1,567 107,145
Investor AB , Class B .................. 11,560 306,189
Mastercard, Inc. , Class A ............... 5,758 3,031,990
MGIC Investment Corp. ............... 1,674 39,691
Pagseguro Digital Ltd. , Class A
(e)
......... 7,023 43,964
Power Finance Corp. Ltd. .............. 1,295 6,765
Visa, Inc. , Class A ................... 2,252 711,722
5,539,770
Food Products — 0.7%
AVI Ltd. .......................... 11,681 67,915
BRF SA .......................... 12,785 51,801
Danone SA ........................ 21,685 1,465,467
Guangdong Haid Group Co. Ltd. , Class A ... 1,500 10,027
Ingredion, Inc. ...................... 1,117 153,655
JBS SA .......................... 6,238 36,934
Marfrig Global Foods SA ............... 2,130 5,868
Tyson Foods, Inc. , Class A ............. 23,096 1,326,634
3,118,301
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. .............. 2,900 20,607
Ground Transportation — 0.1%
Uber Technologies, Inc.
(e)
.............. 10,635 641,503
Health Care Equipment & Supplies — 1.1%
Becton Dickinson & Co. ............... 1,392 315,803
Boston Scientific Corp.
(e)
............... 13,058 1,166,341
Koninklijke Philips NV
(e)
................ 6,016 152,393
Medtronic plc ...................... 28,907 2,309,091
ResMed, Inc.
(g)
..................... 909 207,879
Stryker Corp. ...................... 2,243 807,592
4,959,099
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. .................. 2,798 330,920
Cigna Group (The) ................... 4,093 1,130,241
Dr Lal PathLabs Ltd.
(d) (f)
................ 1,666 58,307
Elevance Health, Inc.
(g)
................ 1,799 663,651
Fleury SA ......................... 2,273 4,457
Fortis Healthcare Ltd. ................. 1,973 16,550
HCA Healthcare, Inc. ................. 3,142 943,071
Tenet Healthcare Corp.
(e)
............... 144 18,177
UnitedHealth Group, Inc. ............... 569 287,834
Universal Health Services, Inc. , Class B .... 138 24,760
3,477,968
Hotels, Restaurants & Leisure — 0.9%
Aramark .......................... 260 9,701
Aristocrat Leisure Ltd. ................. 4,978 210,224
Booking Holdings, Inc. ................ 453 2,250,694
MakeMyTrip Ltd.
(e)
................... 1,276 143,269
Meituan , Class B
(d) (e) (f)
................. 52,420 1,019,221
Trip.com Group Ltd.
(e)
................. 4,107 282,645
Wingstop, Inc. ...................... 51 14,494
Wowprime Corp. .................... 2,000 14,416
Zomato Ltd.
(e)
...................... 18,415 59,653
4,004,317
Household Durables — 0.5%
Barratt Redrow plc ................... 7,599 41,657
Crompton Greaves Consumer Electricals Ltd. . 36,124 166,717
Dixon Technologies India Ltd.
(f)
........... 2,635 550,601
Security
Shares
Shares Value
Household Durables (continued)
Lennar Corp. , Class A ................. 1,379 $ 188,054
NVR, Inc.
(e)
........................ 8 65,431
Panasonic Holdings Corp. .............. 28,700 293,332
Sekisui House Ltd. ................... 1,800 42,919
Sony Group Corp. ................... 32,000 674,418
Taylor Morrison Home Corp.
(e)
........... 954 58,394
Toll Brothers, Inc. .................... 2,551 321,299
2,402,822
Household Products — 1.0%
Colgate-Palmolive Co. ................ 25,593 2,326,660
Procter & Gamble Co. (The) ............ 11,979 2,008,279
Unicharm Corp. ..................... 1,200 9,893
4,344,832
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ..................... 16,361 132,521
ReNew Energy Global plc , Class A
(e)
....... 7,423 50,699
183,220
Industrial Conglomerates — 0.3%
3M Co. ........................... 5,902 761,889
CJ Corp. ......................... 1,260 84,014
Doosan Co. Ltd. .................... 253 43,025
Hitachi Ltd. ........................ 1,400 34,286
KOC Holding A/S .................... 1,234 6,228
Samsung C&T Corp.
(e)
................ 360 27,817
Siemens Ltd. ....................... 475 36,174
SK, Inc. .......................... 334 29,648
Smiths Group plc .................... 20,992 450,080
1,473,161
Industrial REITs — 0.4%
Prologis, Inc. ....................... 16,986 1,795,420
Insurance — 2.0%
AIA Group Ltd. ..................... 150,800 1,083,176
Allianz SE (Registered) ................ 2,246 690,337
Allstate Corp. (The) .................. 1,430 275,690
Aviva plc ......................... 1,181 6,922
AXA SA .......................... 13,296 473,200
Direct Line Insurance Group plc .......... 25,231 80,735
Hannover Rueck SE .................. 114 28,548
Hartford Financial Services Group, Inc. (The) . 10,160 1,111,504
Japan Post Insurance Co. Ltd. ........... 1,200 22,042
Marsh & McLennan Cos., Inc. ........... 1,641 348,565
Max Financial Services Ltd.
(e)
............ 1,454 18,888
MetLife, Inc. ....................... 4,857 397,691
NN Group NV ...................... 6,285 274,080
Ping An Insurance Group Co. of China Ltd. ,
Class H ........................ 80,000 469,548
Progressive Corp. (The) ............... 5,111 1,224,647
Reinsurance Group of America, Inc. ....... 3,073 656,485
Travelers Cos., Inc. (The) .............. 8,702 2,096,225
9,258,283
Interactive Media & Services — 3.4%
Alphabet, Inc. , Class A ................ 25,388 4,805,948
Alphabet, Inc. , Class C ................ 14,256 2,714,913
Auto Trader Group plc
(d) (f)
.............. 50,282 497,533
Baidu, Inc. , Class A
(e)
................. 18,350 193,530
Bilibili, Inc. , Class Z
(e)
................. 3,120 56,467
Meta Platforms, Inc. , Class A ............ 6,975 4,083,932
NAVER Corp.
(e)
..................... 1,957 261,123
REA Group Ltd. ..................... 2,283 328,441
Tencent Holdings Ltd. ................. 48,500 2,588,582
15,530,469

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.8%
Accenture plc , Class A ................ 5,172 $ 1,819,458
CGI, Inc. , Class A ................... 555 60,726
Fujitsu Ltd. ........................ 5,600 98,373
Gartner, Inc.
(e)
...................... 13 6,298
HCL Technologies Ltd. ................ 15,540 346,999
Infosys Ltd. ........................ 40,795 893,637
Persistent Systems Ltd. ............... 80 6,014
Tata Consultancy Services Ltd. .......... 2,936 140,110
VeriSign, Inc.
(e)
..................... 709 146,735
Wipro Ltd. ......................... 1,954 6,866
Wix.com Ltd.
(e)
...................... 208 44,626
3,569,842
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 4,661 626,159
IQVIA Holdings, Inc.
(e)
................. 5,455 1,071,962
Mettler-Toledo International, Inc.
(e)
........ 48 58,736
1,756,857
Machinery — 0.3%
Alfa Laval AB ...................... 579 24,234
Amada Co. Ltd. ..................... 42,900 417,095
Cummins India Ltd. .................. 4,015 153,126
DMG Mori Co. Ltd. ................... 800 12,730
Donaldson Co., Inc. .................. 796 53,611
Ebara Corp.
(g)
...................... 700 10,740
FANUC Corp. ...................... 6,700 175,024
Hyundai Rotem Co. Ltd.
(e)
.............. 387 12,982
IHI Corp. ......................... 600 35,076
MISUMI Group, Inc. .................. 1,300 19,985
Wartsila OYJ Abp .................... 18,575 329,199
Westinghouse Air Brake Technologies Corp. .. 1,623 307,705
1,551,507
Marine Transportation — 0.3%
AP Moller - Maersk A/S , Class A .......... 5 8,044
AP Moller - Maersk A/S , Class B .......... 81 134,765
Kuehne + Nagel International AG (Registered) 4,645 1,065,766
Nippon Yusen KK .................... 600 19,970
1,228,545
Media — 0.6%
Comcast Corp. , Class A ............... 23,753 891,450
Fox Corp. , Class A
(g)
.................. 13,091 635,961
Fox Corp. , Class B ................... 4,771 218,225
Informa plc ........................ 71,590 714,011
Publicis Groupe SA .................. 361 38,432
2,498,079
Metals & Mining — 0.8%
Anglo American plc .................. 10,064 295,081
Freeport-McMoRan, Inc. ............... 26,754 1,018,792
Hindustan Zinc Ltd. .................. 20,778 107,655
Hyundai Steel Co. ................... 4,191 59,400
IGO Ltd. .......................... 5,850 17,199
Kinross Gold Corp. ................... 3,283 30,490
Rio Tinto Ltd. ...................... 3,458 250,750
Rio Tinto plc ....................... 2,195 129,571
Teck Resources Ltd. , Class B ........... 4,756 192,827
Vedanta Ltd. ....................... 1,274 6,602
Wheaton Precious Metals Corp. .......... 24,497 1,378,867
3,487,234
Multi-Utilities — 0.2%
E.ON SE ......................... 2,006 23,366
Engie SA ......................... 59,752 947,632
970,998
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA ....................... 6,764 $ 132,970
BP plc ........................... 36,554 180,685
Chevron Corp. ...................... 19,307 2,796,426
ConocoPhillips ..................... 12,866 1,275,921
Cosan SA ......................... 7,672 10,302
EOG Resources, Inc.
(g)
................ 4,307 527,952
Equinor ASA ....................... 20,575 488,020
Exxon Mobil Corp. ................... 1,567 168,562
Great Eastern Shipping Co. Ltd. (The) ...... 440 4,932
Inpex Corp. ........................ 500 6,291
Keyera Corp. ...................... 13,322 407,413
Marathon Petroleum Corp. ............. 2,645 368,978
New Fortress Energy, Inc.
(e)
............. 2,994 45,269
OMV AG ......................... 1,314 50,959
Petronet LNG Ltd. ................... 2,532 10,219
Repsol SA ........................ 28,219 343,368
Santos Ltd. ........................ 1,220 5,052
Shell plc .......................... 84,285 2,627,248
Ultrapar Participacoes SA .............. 32,314 83,533
Valero Energy Corp. .................. 2,865 351,220
9,885,320
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(e)
................ 3,700 239,575
ANA Holdings, Inc. ................... 26,800 486,408
Delta Air Lines, Inc. .................. 2,119 128,199
easyJet plc ........................ 3,447 24,097
United Airlines Holdings, Inc.
(e)
........... 110 10,681
888,960
Personal Care Products — 0.0%
Amorepacific Group
(e)
................. 1,655 23,232
Natura & Co. Holding SA ............... 20,468 42,238
65,470
Pharmaceuticals — 3.1%
Ajanta Pharma Ltd. .................. 934 31,936
Alkem Laboratories Ltd. ............... 826 54,297
Astellas Pharma, Inc. ................. 49,600 481,652
AstraZeneca plc .................... 2,214 288,661
Bristol-Myers Squibb Co.
(g)
............. 22,025 1,245,734
Daiichi Sankyo Co. Ltd. ................ 13,900 380,349
Eli Lilly & Co. ...................... 2,829 2,183,988
GSK plc .......................... 11,550 194,817
Johnson & Johnson .................. 8,532 1,233,898
Merck & Co., Inc. .................... 15,920 1,583,722
Merck KGaA ....................... 117 17,026
Novartis AG (Registered) .............. 19,561 1,904,406
Novo Nordisk A/S , Class B ............. 18,726 1,615,713
Onesource Speciality Pharma Ltd.
(e)
....... 639 12,482
Pfizer, Inc. ........................ 67,553 1,792,181
Sanofi SA ......................... 2,754 267,719
Santen Pharmaceutical Co. Ltd. .......... 800 8,191
Strides Pharma Science Ltd. ............ 2,221 17,078
Takeda Pharmaceutical Co. Ltd. .......... 14,200 375,907
Zoetis, Inc. , Class A .................. 1,319 214,905
Zydus Lifesciences Ltd. ............... 11,249 127,424
14,032,086
Professional Services — 1.0%
Automatic Data Processing, Inc. .......... 4,101 1,200,486
Computer Age Management Services Ltd. ... 338 19,970
Experian plc ....................... 18,973 815,457
Intertek Group plc ................... 1,938 114,497
Recruit Holdings Co. Ltd. .............. 2,800 194,622
SGS SA (Registered) ................. 600 60,190
Thomson Reuters Corp. ............... 10,513 1,688,136

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
TransUnion ........................ 317 $ 29,389
Verisk Analytics, Inc. .................. 1,162 320,050
4,442,797
Real Estate Management & Development — 0.4%
CBRE Group, Inc. , Class A
(e)
............ 3,414 448,224
Daiwa House Industry Co. Ltd. ........... 300 9,210
FirstService Corp. ................... 938 169,916
Jones Lang LaSalle, Inc.
(e)
.............. 55 13,923
Mitsubishi Estate Co. Ltd. .............. 7,200 99,949
Mitsui Fudosan Co. Ltd. ............... 121,700 973,275
Nomura Real Estate Holdings, Inc. ........ 7,100 175,213
Oberoi Realty Ltd. ................... 336 9,052
Prestige Estates Projects Ltd. ........... 621 12,267
1,911,029
Retail REITs — 0.2%
Brixmor Property Group, Inc. ............ 317 8,825
Klepierre SA ....................... 1,224 35,251
Simon Property Group, Inc. ............. 5,954 1,025,338
1,069,414
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.
(e)
.......... 71 8,576
Applied Materials, Inc. ................ 10,598 1,723,553
Broadcom, Inc. ..................... 8,694 2,015,617
Elan Microelectronics Corp. ............. 17,000 78,183
GigaDevice Semiconductor, Inc. , Class A
(e)
... 16,536 240,519
Intel Corp. ........................ 1,918 38,456
KLA Corp. ......................... 348 219,282
Lam Research Corp. ................. 15,927 1,150,407
MediaTek, Inc. ...................... 26,000 1,117,733
Micron Technology, Inc. ................ 10,115 851,278
NVIDIA Corp. ...................... 97,879 13,144,171
Parade Technologies Ltd. .............. 7,000 163,465
QUALCOMM, Inc. ................... 9,258 1,422,214
Realtek Semiconductor Corp. ........... 13,000 224,672
Rockchip Electronics Co. Ltd. ........... 400 5,993
Taiwan Semiconductor Manufacturing Co. Ltd. 86,000 2,795,005
Tokyo Electron Ltd. .................. 11,300 1,698,609
Will Semiconductor Co. Ltd. Shanghai , Class A 15,200 216,110
27,113,843
Software — 4.7%
Adobe, Inc.
(e)
....................... 4,156 1,848,090
Birlasoft Ltd. ....................... 31,620 206,251
CyberArk Software Ltd.
(e)
............... 21 6,996
Dropbox, Inc. , Class A
(e)
............... 1,760 52,870
Fortinet, Inc.
(e)
...................... 5,578 527,010
Guidewire Software, Inc.
(e)
.............. 6,351 1,070,652
Intuit, Inc. ......................... 1,846 1,160,211
KPIT Technologies Ltd. ................ 1,177 20,066
Manhattan Associates, Inc.
(e)
............ 238 64,317
Microsoft Corp. ..................... 29,686 12,512,649
Nice Ltd.
(e)
........................ 879 149,275
Nutanix, Inc. , Class A
(e)
................ 5,768 352,886
Pegasystems, Inc. ................... 1,653 154,060
SAP SE .......................... 1,158 284,838
ServiceNow, Inc.
(e)
................... 2,495 2,644,999
TOTVS SA ........................ 20,489 88,363
Xero Ltd.
(e)
........................ 2,483 258,389
21,401,922
Specialty Retail — 0.4%
Fast Retailing Co. Ltd. ................ 100 33,734
Gap, Inc. (The) ..................... 2,203 52,057
Industria de Diseno Textil SA ............ 25,018 1,281,521
Security
Shares
Shares Value
Specialty Retail (continued)
JB Hi-Fi Ltd. ....................... 447 $ 25,573
Lojas Renner SA .................... 225,749 443,729
Trent Ltd. ......................... 588 48,787
Vibra Energia SA .................... 10,718 31,023
Zalando SE
(d) (e) (f)
.................... 456 15,255
1,931,679
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc. ........................ 61,849 15,488,226
Chicony Electronics Co. Ltd. ............ 12,000 55,553
Logitech International SA (Registered) ...... 1,601 132,157
NetApp, Inc. ....................... 15,490 1,798,079
Samsung Electronics Co. Ltd. ........... 17,562 626,732
18,100,747
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG ........................ 117 28,778
Deckers Outdoor Corp.
(e)
............... 4,257 864,554
Hermes International SCA .............. 32 76,780
HUGO BOSS AG .................... 5,327 244,787
Kering SA ......................... 132 32,603
LVMH Moet Hennessy Louis Vuitton SE ..... 653 429,539
Makalot Industrial Co. Ltd. .............. 22,460 219,571
Moncler SpA ....................... 9,958 525,689
2,422,301
Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc. .............. 97 16,836
Finning International, Inc. .............. 3,882 102,866
Mitsubishi Corp. ..................... 900 14,726
Sojitz Corp. ........................ 800 16,304
Sumitomo Corp. .................... 9,500 205,591
356,323
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S
(e)
......... 246 1,904
Water Utilities — 0.1%
United Utilities Group plc ............... 20,024 263,411
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 3,000 95,552
MTN Group Ltd. ..................... 25,396 123,430
SK Telecom Co. Ltd. .................. 6,634 248,590
SoftBank Corp. ..................... 99,000 124,971
SoftBank Group Corp. ................ 3,400 194,296
TIM SA .......................... 14,507 34,289
821,128
Total Common Stocks — 59 .5%
(Cost: $ 231,808,069 ) .............................. 270,367,051
Par (000)
Par (000)
Corporate Bonds
Automobile Components — 0.0%
(d)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32 USD 49 49,712
Patrick Industries, Inc., 6.38%, 11/01/32 .... 13 12,580
Phinia, Inc., 6.63%, 10/15/32 ........... 44 43,762
106,054
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 .... 280 267,576

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 3.0%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(a)
..................... USD 600 $ 613,924
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
.................... 400 391,690
5.59% , 08/08/28 .................. 400 405,349
6.61% , 11/07/28 .................. 400 420,653
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28 ..................... 78 76,427
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 379 361,360
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 89 86,681
(1-day SOFR + 1.58%), 4.38% , 04/27/28 . 240 237,451
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 39 37,762
(1-day SOFR + 1.99%), 6.20% , 11/10/28 . 210 217,416
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 315 270,771
Bank of Montreal, 5.20%, 02/01/28 ....... 360 362,797
BPCE SA, 2.70%, 10/01/29
(d)
........... 274 245,258
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... 266 257,664
(1-day SOFR + 1.34%), 4.54% , 09/19/30 . 460 446,981
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 510 451,223
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 350 305,047
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 20 16,928
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 310 278,324
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 230 228,875
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................ 30 31,125
HSBC Holdings plc, (1-day SOFR + 1.90%),
5.87%, 11/18/35
(a)
................ 200 195,245
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
..................... 670 656,285
Intesa Sanpaolo SpA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.60%), 4.20%, 06/01/32
(a) (d)
.......... 98 85,213
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 127 124,306
(1-day SOFR + 1.17%), 2.95% , 02/24/28 . 266 255,875
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 6 5,636
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 590 589,807
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ..................... 13 12,740
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 220 190,162
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 650 663,902
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 330 329,770
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
..................... 380 361,541
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
.... 500 475,900
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
........... 281 279,137
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 170 171,458
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 360 357,201
Royal Bank of Canada, 5.20%, 08/01/28 .... 420 423,484
Security
Par (000)
Par (000) Value
Banks (continued)
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . USD 780 $ 801,471
(1-day SOFR + 2.70%), 6.57% , 06/12/29 . 250 258,142
Santander UK Group Holdings plc, (1-day
SOFR + 2.60%), 6.53%, 01/10/29
(a)
..... 680 700,784
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 .................. 200 203,177
1.90% , 09/17/28 .................. 200 179,207
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................. 370 349,953
Truist Financial Corp., (1-day SOFR + 2.36%),
5.87%, 06/08/34
(a)
................ 65 66,176
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a) (d)
.......... 59 61,640
US Bancorp, (1-day SOFR + 1.86%), 5.68%,
01/23/35
(a)
..................... 40 40,338
Washington Mutual Escrow Bonds
(e)(h)(i)
0.00% , 11/06/09 .................. 100 1,300
0.00% , 09/29/17 .................. 400 —
13,583,556
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 .................. 1,460 961,254
2.50% , 03/15/51 .................. 220 128,968
Diageo Capital plc
2.00% , 04/29/30 .................. 780 673,289
2.13% , 04/29/32 .................. 270 220,480
5.50% , 01/24/33 .................. 1,030 1,048,469
3,032,460
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 .......... 200 189,637
Gilead Sciences, Inc.
5.25% , 10/15/33 .................. 160 160,584
5.55% , 10/15/53 .................. 180 177,061
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 1,160 965,437
1,492,719
Broadline Retail — 0.1%
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 ................. 74 80,662
9.75% , 04/15/29 .................. 135 146,121
226,783
Building Products — 0.4%
Owens Corning
3.40% , 08/15/26 .................. 110 107,583
4.30% , 07/15/47 .................. 410 326,729
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 1,280 1,227,564
1,661,876
Capital Markets — 1.6%
Ares Capital Corp.
2.88% , 06/15/27 .................. 145 137,900
2.88% , 06/15/28 .................. 190 175,140
5.95% , 07/15/29 .................. 70 70,779
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
..... 180 173,070
Barings BDC, Inc., 7.00%, 02/15/29 ....... 30 30,731
Blackstone Private Credit Fund, 4.00%,
01/15/29 ...................... 129 121,888
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................ 150 151,599
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 790 758,719

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.45% , 03/01/32 .................. USD 37 $ 32,651
FS KKR Capital Corp.
2.63% , 01/15/27 .................. 125 118,313
3.13% , 10/12/28 .................. 330 298,837
6.13% , 01/15/30 .................. 20 19,985
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 886 845,033
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... 206 200,080
(1-day SOFR + 1.25%), 2.38% , 07/21/32 . 440 366,696
(1-day SOFR + 1.55%), 5.85% , 04/25/35 . 263 267,970
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ..................... 123 104,158
Golub Capital BDC, Inc., 6.00%, 07/15/29 ... 377 376,694
Main Street Capital Corp., 6.95%, 03/01/29 .. 270 280,699
Moody's Corp., 3.25%, 01/15/28 ......... 69 66,105
Morgan Stanley
(a)
(1-day SOFR + 1.00%), 2.48% , 01/21/28 . 280 266,830
3.59% , 07/22/28 .................. 35 33,751
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 85 85,239
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 295 262,110
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 762 621,665
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 24 19,630
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 516 432,360
(1-day SOFR + 1.87%), 5.25% , 04/21/34 . 470 462,807
(1-day SOFR + 1.88%), 5.42% , 07/21/34 . 240 238,326
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 32 33,466
7,053,231
Chemicals — 0.1%
Chemours Co. (The), 8.00%, 01/15/33
(d)
.... 70 68,394
Ecolab, Inc., 2.70%, 12/15/51 .......... 210 127,583
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 37 34,015
229,992
Commercial Services & Supplies — 0.0%
Deluxe Corp., 8.13%, 09/15/29
(d)
........ 25 25,350
Republic Services, Inc., 5.20%, 11/15/34 .... 140 138,660
164,010
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.30%, 02/26/54 ..... 95 92,341
Motorola Solutions, Inc.
2.30% , 11/15/30 .................. 450 385,332
2.75% , 05/24/31 .................. 440 381,019
5.60% , 06/01/32 .................. 240 244,903
5.40% , 04/15/34 .................. 220 220,089
1,323,684
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30 .... 1,190 1,061,871
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 31 34,273
1,096,144
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 147,288
Consumer Finance — 0.8%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
........... 59 57,161
American Express Co.
2.55% , 03/04/27 .................. 199 190,516
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
290 293,262
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
130 127,734
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
50 50,487
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(d)
..................... 42 45,139
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . USD 890 $ 982,653
(1-day SOFR + 2.37%), 5.27% , 05/10/33 . 100 97,378
(1-day SOFR + 2.60%), 5.82% , 02/01/34 . 360 361,557
Credit Acceptance Corp., 9.25%, 12/15/28
(d)
. 15 15,865
Discover Financial Services, (SOFR Index +
3.37%), 7.96%, 11/02/34
(a)
........... 480 548,572
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 35 37,302
7.63% , 07/01/29 .................. 29 29,632
Series 144* , 6.88% , 05/15/30 ......... 34 34,284
OneMain Finance Corp.
6.63% , 01/15/28 .................. 43 43,532
9.00% , 01/15/29 .................. 28 29,690
6.63% , 05/15/29 .................. 30 30,374
Synchrony Financial, 2.88%, 10/28/31 ..... 620 513,873
3,489,011
Consumer Staples Distribution & Retail — 0.0%
Kroger Co. (The), 5.00%, 09/15/34 ....... 105 101,693
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
60 59,110
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 15 14,848
175,651
Diversified REITs — 0.0%
Uniti Group LP, 10.50%, 02/15/28
(d)
....... 82 87,435
Diversified Telecommunication Services — 0.1%
CCO Holdings LLC
(d)
5.38% , 06/01/29 .................. 67 64,014
6.38% , 09/01/29 .................. 72 71,384
7.38% , 03/01/31 .................. 132 134,572
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
..................... 8 7,697
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 260 299,838
Windstream Services LLC, 8.25%, 10/01/31
(d)
41 42,346
619,851
Electric Utilities — 0.7%
Avangrid, Inc.
3.20% , 04/15/25 .................. 500 497,466
3.80% , 06/01/29 .................. 140 132,674
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,234
Commonwealth Edison Co., 4.90%, 02/01/33 . 460 450,312
Eversource Energy
Series U , 1.40% , 08/15/26 ........... 60 56,755
2.90% , 03/01/27 .................. 270 259,168
3.38% , 03/01/32 .................. 220 192,557
Exelon Corp.
2.75% , 03/15/27 .................. 19 18,193
5.45% , 03/15/34 .................. 130 129,699
5.10% , 06/15/45 .................. 10 9,055
4.10% , 03/15/52 .................. 7 5,321
NRG Energy, Inc., 6.25%, 11/01/34
(d)
...... 17 16,674
NSTAR Electric Co.
3.25% , 05/15/29 .................. 280 261,652
3.95% , 04/01/30 .................. 250 238,964
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ...................... 110 102,008
Public Service Electric & Gas Co.
3.65% , 09/01/28 .................. 80 76,941
5.20% , 08/01/33 .................. 650 650,431
2.05% , 08/01/50 .................. 31 16,315
3,129,419
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,465
CDW LLC, 3.57%, 12/01/31 ........... 66 58,741

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. USD 620 $ 616,758
3.00% , 10/30/29 .................. 170 154,984
4.95% , 10/15/34 .................. 35 33,666
878,614
Energy Equipment & Services — 0.0%
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
..................... 28 29,760
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 101,311
Financial Services — 0.6%
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 .................. 10 10,004
9.25% , 07/01/31 .................. 5 5,308
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 37 39,531
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................. 58 52,440
Fiserv, Inc.
5.45% , 03/02/28 .................. 130 132,049
5.60% , 03/02/33 .................. 275 278,526
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 ................. 14 15,226
12.25% , 10/01/30 ................. 22 24,330
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 .................. 31 31,990
9.13% , 05/15/31 .................. 36 37,119
Mastercard, Inc.
3.30% , 03/26/27 .................. 100 97,524
2.00% , 11/18/31 .................. 390 323,990
3.85% , 03/26/50 .................. 370 286,300
MGIC Investment Corp., 5.25%, 08/15/28 ... 830 812,024
Nationstar Mortgage Holdings, Inc.
(d)
6.50% , 08/01/29 .................. 29 28,951
5.13% , 12/15/30 .................. 89 83,040
PennyMac Financial Services, Inc., 7.13%,
11/15/30
(d)
..................... 27 27,343
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 30 28,897
UWM Holdings LLC, 6.63%, 02/01/30
(d)
.... 40 39,753
Visa, Inc., 3.65%, 09/15/47 ............ 180 137,837
2,492,182
Food Products — 0.3%
Kellanova
3.40% , 11/15/27 .................. 190 183,370
4.30% , 05/15/28 .................. 460 452,420
Unilever Capital Corp., 1.75%, 08/12/31 .... 600 495,883
1,131,673
Gas Utilities — 0.0%
AmeriGas Partners LP
5.75% , 05/20/27 .................. 40 37,136
9.38% , 06/01/28
(d)
................. 14 13,465
ONE Gas, Inc., 4.25%, 09/01/32 ......... 45 42,540
93,141
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 160 147,646
Ryder System, Inc.
5.65% , 03/01/28 .................. 25 25,580
6.30% , 12/01/28 .................. 310 324,908
498,134
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... USD 54 $ 55,890
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28 40 40,584
96,474
Health Care Providers & Services — 1.5%
Cardinal Health, Inc., 5.35%, 11/15/34 ..... 210 205,494
Cencora, Inc.
2.70% , 03/15/31 .................. 590 511,740
4.30% , 12/15/47 .................. 340 274,222
Centene Corp., 2.45%, 07/15/28 ......... 370 332,966
Cigna Group (The)
4.38% , 10/15/28 .................. 280 274,479
5.25% , 02/15/34 .................. 170 166,727
DaVita, Inc., 4.63%, 06/01/30
(d)
......... 23 21,144
Elevance Health, Inc., 3.65%, 12/01/27 .... 260 252,936
HCA, Inc.
5.25% , 06/15/26 .................. 230 230,557
3.13% , 03/15/27 .................. 160 153,976
5.20% , 06/01/28 .................. 170 170,417
5.45% , 04/01/31 .................. 265 264,467
3.63% , 03/15/32 .................. 338 297,903
5.60% , 04/01/34 .................. 245 241,348
5.45% , 09/15/34 .................. 45 43,861
4.63% , 03/15/52 .................. 100 78,038
5.90% , 06/01/53 .................. 80 75,497
Icon Investments Six DAC, 6.00%, 05/08/34 . 930 938,947
McKesson Corp., 5.10%, 07/15/33 ....... 780 775,795
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 280 279,595
4.63% , 12/15/29 .................. 340 334,470
Tenet Healthcare Corp., 6.13%, 10/01/28 ... 49 48,909
UnitedHealth Group, Inc.
5.30% , 02/15/30 .................. 350 355,641
4.50% , 04/15/33 .................. 90 85,390
5.88% , 02/15/53 .................. 60 60,160
5.05% , 04/15/53 .................. 420 378,209
6,852,888
Health Care REITs — 0.0%
MPT Operating Partnership LP, 5.25%, 08/01/26 25 23,016
Health Care Technology — 0.3%
IQVIA, Inc.
5.70% , 05/15/28 .................. 1,000 1,011,140
6.25% , 02/01/29 .................. 395 408,405
1,419,545
Hotel & Resort REITs — 0.0%
XHR LP, 6.63%, 05/15/30
(d)
............ 76 76,249
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.
4.35% , 10/15/27 .................. 85 83,850
4.55% , 10/15/29 .................. 85 82,920
Hyatt Hotels Corp., 5.38%, 12/15/31 ...... 390 388,150
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
..................... 20 21,425
Sabre GLBL, Inc.
(d)
11.25% , 12/15/27 ................. 19 20,458
10.75% , 11/15/29 ................. 21 21,664
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 .................. 25 25,137
9.13% , 07/15/31 .................. 27 29,032
672,636
Household Durables — 0.3%
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(d)
..................... 47 51,173
MDC Holdings, Inc., 3.97%, 08/06/61 ...... 100 74,589

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
NVR, Inc., 3.00%, 05/15/30 ............ USD 620 $ 559,392
PulteGroup, Inc.
5.00% , 01/15/27 .................. 470 470,687
6.38% , 05/15/33 .................. 240 252,915
1,408,756
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............. 370 332,022
Honeywell International, Inc., 5.35%, 03/01/64 90 84,373
Pentair Finance SARL
4.50% , 07/01/29 .................. 450 437,508
5.90% , 07/15/32 .................. 190 194,895
1,048,798
Insurance — 0.5%
Allstate Corp. (The), 3.85%, 08/10/49 ..... 140 104,590
Ambac Assurance Corp., 5.10%
(d) (j)
....... 5 6,672
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 110 113,267
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 .................. 280 278,597
5.45% , 03/15/53 .................. 270 260,693
5.70% , 09/15/53 .................. 290 290,643
Progressive Corp. (The), 4.95%, 06/15/33 ... 580 574,225
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ...................... 330 332,596
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 170 147,181
Willis North America, Inc.
4.65% , 06/15/27 .................. 160 159,618
5.90% , 03/05/54 .................. 220 216,662
2,484,744
IT Services — 0.4%
Accenture Capital, Inc., 4.50%, 10/04/34 .... 25 23,758
CGI, Inc., 2.30%, 09/14/31 ............ 520 430,603
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
..................... 87 87,419
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 .................. 720 699,628
5.30% , 02/05/54 .................. 420 386,936
International Business Machines Corp., 2.20%,
02/09/27 ...................... 280 266,026
1,894,370
Machinery — 0.0%
Cummins, Inc., 4.90%, 02/20/29 ......... 160 160,998
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 20,431
181,429
Media — 0.1%
Cable One, Inc., 4.00%, 11/15/30
(d)
....... 34 28,410
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 98 95,481
8.88% , 02/01/30 .................. 15 14,761
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 32 27,257
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 .................. 34 33,162
4.75% , 11/01/28 .................. 73 68,064
Paramount Global, 4.20%, 05/19/32 ...... 45 39,659
306,794
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(d)
.... 59 57,950
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(d)
..................... 7 6,914
Reliance, Inc., 2.15%, 08/15/30 ......... 370 315,752
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 330 326,096
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... USD 15 $ 15,311
722,023
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 15 15,420
Starwood Property Trust, Inc., 7.25%, 04/01/29 42 43,084
58,504
Multi-Utilities — 0.0%
San Diego Gas & Electric Co., 5.55%, 04/15/54 110 106,608
Oil, Gas & Consumable Fuels — 1.2%
California Resources Corp., 8.25%, 06/15/29
(d)
99 100,391
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 30 30,161
3.70% , 11/15/29 .................. 170 159,601
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 830 811,997
Civitas Resources, Inc., 8.38%, 07/01/28
(d)
.. 15 15,579
ConocoPhillips Co., 5.00%, 01/15/35 ...... 465 451,690
Coterra Energy, Inc., 5.40%, 02/15/35 ..... 50 48,485
Diamondback Energy, Inc.
5.75% , 04/18/54 .................. 50 46,922
5.90% , 04/18/64 .................. 40 37,549
Enbridge, Inc., 6.20%, 11/15/30 ......... 25 26,326
Expand Energy Corp., 5.70%, 01/15/35 .... 100 98,148
Global Partners LP, 8.25%, 01/15/32
(d)
..... 48 49,350
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 .................. 16 17,999
5.00% , 08/15/42 .................. 20 17,417
Kinder Morgan, Inc., 5.95%, 08/01/54 ..... 130 127,006
NFE Financing LLC, 12.00%, 11/15/29
(d)
.... 468 491,830
Occidental Petroleum Corp., 6.05%, 10/01/54 70 66,415
ONEOK, Inc.
5.85% , 01/15/26 .................. 330 332,897
5.65% , 11/01/28 .................. 460 469,380
6.35% , 01/15/31 .................. 380 399,495
6.05% , 09/01/33 .................. 170 174,935
7.15% , 01/15/51 .................. 120 130,263
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(d)
... 25 24,304
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 11 11,285
9.38% , 02/01/31 .................. 15 15,291
Targa Resources Corp.
6.15% , 03/01/29 .................. 810 840,742
6.50% , 02/15/53 .................. 210 218,857
TotalEnergies Capital SA, 5.49%, 04/05/54 .. 150 143,761
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 .................. 25 27,632
9.88% , 02/01/32 .................. 61 66,934
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
... 47 46,635
5,499,277
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2017-1 , Class B , 4.95% , 02/15/25 .. 9 9,356
Series 2019-1 , Class B , 3.85% , 02/15/28 .. 43 40,166
American Airlines, Inc.
(d)
7.25% , 02/15/28 .................. 54 55,352
8.50% , 05/15/29 .................. 86 90,294
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... 29 30,809
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ...... 21 19,802
245,779
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
(d)
6.13% , 02/01/27 .................. 141 127,958

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
11.00% , 09/30/28 ................. USD 130 $ 123,500
Eli Lilly & Co., 5.05%, 08/14/54 ......... 260 240,839
Merck & Co., Inc.
2.15% , 12/10/31 .................. 370 309,433
2.45% , 06/24/50 .................. 30 17,270
2.75% , 12/10/51 .................. 19 11,515
5.00% , 05/17/53 .................. 85 77,373
Novartis Capital Corp., 2.20%, 08/14/30 .... 855 748,735
Organon & Co., 7.88%, 05/15/34
(d)
....... 96 98,147
Zoetis, Inc.
3.00% , 09/12/27 .................. 110 105,419
2.00% , 05/15/30 .................. 800 688,437
2,548,626
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ...................... 1,510 1,378,966
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88% , 03/01/26 .................. 170 169,747
5.50% , 04/01/29 .................. 320 325,762
5.95% , 08/15/34 .................. 500 515,570
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
37 35,939
1,047,018
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51
(d)
....... 130 96,750
Intel Corp., 4.88%, 02/10/28 ........... 440 437,755
Lam Research Corp., 1.90%, 06/15/30 ..... 1,050 900,018
NVIDIA Corp.
1.55% , 06/15/28 .................. 190 172,536
2.00% , 06/15/31 .................. 870 739,155
3.50% , 04/01/50 .................. 50 37,154
3.70% , 04/01/60 .................. 480 354,129
NXP BV
3.88% , 06/18/26 .................. 25 24,650
4.30% , 06/18/29 .................. 172 166,525
3.40% , 05/01/30 .................. 70 64,133
2.50% , 05/11/31 .................. 189 160,926
Texas Instruments, Inc.
1.90% , 09/15/31 .................. 97 81,267
3.65% , 08/16/32 .................. 1,020 936,138
4.90% , 03/14/33 .................. 220 218,483
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 220 156,556
4,546,175
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30 ........... 1,010 898,299
Autodesk, Inc.
3.50% , 06/15/27 .................. 81 78,664
2.40% , 12/15/31 .................. 54 45,369
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 40 39,262
9.00% , 09/30/29 .................. 49 49,749
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 25 26,219
Intuit, Inc.
1.35% , 07/15/27 .................. 860 793,390
1.65% , 07/15/30 .................. 1,060 893,022
5.20% , 09/15/33 .................. 90 90,179
5.50% , 09/15/53 .................. 30 29,375
Oracle Corp.
5.38% , 09/27/54 .................. 55 50,695
4.10% , 03/25/61 .................. 120 86,148
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 21,356
Salesforce, Inc., 3.05%, 07/15/61 ........ 260 160,229
ServiceNow, Inc., 1.40%, 09/01/30 ....... 850 706,444
Security
Par (000)
Par (000) Value
Software (continued)
Workday, Inc., 3.80%, 04/01/32 ......... USD 500 $ 455,004
4,423,404
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 .................. 120 113,446
5.80% , 11/15/28 .................. 10 10,266
Crown Castle, Inc., 3.65%, 09/01/27 ...... 260 252,134
Equinix, Inc.
1.00% , 09/15/25 .................. 151 147,018
1.45% , 05/15/26 .................. 160 153,023
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
..... 28 28,609
704,496
Specialty Retail — 0.3%
Bath & Body Works, Inc.
6.95% , 03/01/33 .................. 45 45,430
6.88% , 11/01/35 .................. 74 75,718
Carvana Co.
(d)(k)
9.00% , ( 9.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 51 51,806
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 59 61,404
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 107 122,642
Foot Locker, Inc., 4.00%, 10/01/29
(d)
...... 25 21,561
Home Depot, Inc. (The)
1.50% , 09/15/28 .................. 300 268,189
1.38% , 03/15/31 .................. 31 25,104
1.88% , 09/15/31 .................. 400 330,444
4.50% , 12/06/48 .................. 17 14,521
3.35% , 04/15/50 .................. 240 167,316
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 250 242,814
3.65% , 04/05/29 .................. 93 88,559
1,515,508
Technology Hardware, Storage & Peripherals — 0.0%
(d)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 10 10,265
Xerox Holdings Corp., 5.50%, 08/15/28 .... 59 50,609
60,874
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
3.05% , 03/15/32 .................. 142 120,968
5.50% , 03/11/35 .................. 65 63,223
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
49 43,028
227,219
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure
Investors LLC
(d)
7.88% , 12/01/30 .................. 49 51,573
5.88% , 04/15/33 .................. 23 22,196
73,769
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.50%, 01/15/55 ...... 90 84,698
Total Corporate Bonds — 18 .2%
(Cost: $ 83,994,153 ) ............................... 82,820,198
Foreign Government Obligations
Chile — 0.1%
Republic of Chile , 3.25%
,
09/21/71 ........ 320 189,299

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
United Mexican States , 3.77%
,
05/24/61 .... USD 250 $ 143,203
Total Foreign Government Obligations — 0 .1%
(Cost: $ 365,440 ) ................................. 332,502
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(l)
......... 24,988 4,626,030
Total Investment Companies — 1 .0%
(Cost: $ 3,951,265 ) ............................... 4,626,030
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.80%, 06/25/35
(a)
..... 36 31,037
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 19 8,514
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.91%, 11/25/36
(a)
............... 23 19,189
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 04/25/47
(a)
............... 18 16,172
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.81%, 06/25/47
(a)
............... 10 7,994
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.93%, 08/25/47
(a)
..... 4 3,712
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.77%, 10/25/46
(a)
. 40 26,354
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 2.79%, 07/31/57
(a) (d)
........ 140 51,616
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a) (d)
...... 50 16,734
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.73%, 08/25/36
(a)
........... 8 8,248
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 265 107,006
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 20 15,774
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
...................... 109 42,248
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.80%, 11/25/35
(a)
.. 18 3,747
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 23 10,941
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.79%,
08/25/47
(a)
...................... 74 64,322
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.83%, 03/25/36
(a)
................. USD 4 $ 3,802
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... —
(b)
712
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 4.04%, 09/25/37
(a)
. 26 16,779
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term
SOFR at 0.42% Floor and 11.50% Cap +
0.53%), 4.87%, 03/25/37
(a)
........... 18 13,683
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
.. 25 24,259
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
5.29%, 06/25/37
(a)
................. 4 3,095
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.13%,
04/25/36
(a)
...................... 7 3,532
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.83%, 06/25/36
(a)
.......... 10 8,527
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 28 25,395
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
35 29,408
562,800
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.90%,
01/25/36 ..................... 11 10,066
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.13%,
01/25/36 ..................... 8 7,501
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.99%,
04/25/36 ..................... 5 4,575
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.83%,
10/25/36 ..................... 5 5,187
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.90%,
10/25/36 ..................... 5 5,196
32,525
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
........ 831 2,587
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 792,404 ) ................................. 597,912

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(m)
Capital Markets — 0.0%
(e)(h)(i)
Lehman Brothers Holdings, Inc. .......... USD 490 $ —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 22,865 43,030
Bancolombia SA (Preference) ........... 9,851 78,792
121,822
Chemicals — 0.1%
Braskem SA (Preference) , Series A , Class A
(e)
71,317 136,537
Sociedad Quimica y Minera de Chile SA
(Preference) , Class B ............... 1,205 44,293
180,830
Electric Utilities — 0.0%
Energisa SA (Preference) .............. 2 2
ISA Energia Brasil SA (Preference)
(e)
....... 1,991 7,423
7,425
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 154 13,511
Metals & Mining — 0.0%
Gerdau SA (Preference) ............... 38,168 111,827
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
................ 11,664 6,802
Total Preferred Securities — 0 .1%
(Cost: $ 820,931 ) ................................. 442,217
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.3%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 97 92,949
3.00% , 09/01/27 - 12/01/46 ........... 192 175,190
3.50% , 04/01/31 - 01/01/48 ........... 317 292,812
4.00% , 08/01/40 - 12/01/45 ........... 50 47,239
4.50% , 02/01/39 - 04/01/49 ........... 387 372,049
5.00% , 10/01/41 - 11/01/48 ........... 75 75,136
5.50% , 06/01/41 .................. 34 34,609
6.00% , 01/01/34 .................. 26 26,903
Federal National Mortgage Association ,
4.00% , 01/01/41 .................. 4 3,468
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ........... 4,215 3,376,147
2.00% , 01/15/55
(n)
................. 1,163 930,106
2.50% , 07/20/51 - 07/20/52 ........... 4,252 3,553,359
2.50% , 01/15/55
(n)
................. 300 250,500
3.00% , 02/15/45 - 09/20/52 ........... 2,755 2,395,113
3.50% , 01/15/42 - 02/20/52 ........... 969 877,780
4.00% , 04/20/39 - 12/20/47 ........... 172 161,503
4.00% , 01/15/55
(n)
................. 444 408,916
4.50% , 12/20/39 - 04/20/50 ........... 231 222,457
5.00% , 12/15/38 - 07/20/53 ........... 192 187,967
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 01/15/55
(n)
................. USD 250 $ 242,510
5.50% , 12/20/52 - 07/20/53 ........... 192 191,190
5.50% , 01/15/55
(n)
................. 775 768,593
6.00% , 09/20/53 - 08/20/54 ........... 118 119,146
6.00% , 01/15/55
(n)
................. 300 301,969
6.50% , 07/20/54 - 08/20/54 ........... 130 132,349
6.50% , 01/15/55
(n)
................. 150 152,569
7.50% , 03/15/32 .................. 1 861
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ........... 3,320 2,654,164
2.00% , 01/25/40
(n)
................. 1,400 1,236,013
2.50% , 09/01/27 - 02/01/52 ........... 1,593 1,369,577
2.50% , 01/25/40 - 01/25/55
(n)
.......... 1,150 983,289
3.00% , 04/01/29 - 03/01/52 ........... 1,609 1,435,974
3.50% , 08/01/30 - 01/01/51 ........... 2,205 1,986,435
3.50% , 01/25/40
(n)
................. 61 57,649
4.00% , 10/01/33 - 01/01/51 ........... 1,130 1,059,234
4.00% , 01/25/40 - 01/25/55
(n)
.......... 350 325,722
4.50% , 02/01/25 - 08/01/53 ........... 1,835 1,760,069
5.00% , 09/01/35 - 05/01/49 ........... 125 124,187
5.00% , 01/25/55
(n)
................. 675 651,425
5.50% , 02/01/35 - 11/01/54 ........... 315 315,916
5.50% , 01/25/55
(n)
................. 825 814,068
6.00% , 12/01/27 - 08/01/54 ........... 929 940,705
6.00% , 01/25/55
(n)
................. 600 602,766
6.50% , 05/01/40 - 09/01/54 ........... 613 633,456
6.50% , 01/25/55
(n)
................. 500 510,312
32,854,351
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (o)
.......... 37 4,982
Total U.S. Government Sponsored Agency Securities — 7 .3%
(Cost: $ 35,912,885 ) ............................... 32,859,333
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 .................. 66 62,600
4.50% , 08/15/39 .................. 382 371,827
4.38% , 11/15/39 .................. 82 78,591
4.63% , 02/15/40 .................. 3,000 2,953,353
1.13% , 05/15/40 - 08/15/40 ........... 694 415,600
1.38% , 11/15/40 .................. 347 214,771
2.25% , 05/15/41 - 02/15/52 ........... 13,000 8,191,335
2.38% , 02/15/42 .................. 4,000 2,847,435
3.13% , 02/15/43 .................. 332 262,257
2.88% , 05/15/43 - 11/15/46 ........... 597 443,985
3.63% , 08/15/43 .................. 332 281,231
3.75% , 11/15/43 .................. 332 285,871
4.75% , 11/15/43 .................. 400 394,951
2.50% , 02/15/45 .................. 593 411,437
3.00% , 02/15/47 .................. 1,500 1,111,505
1.63% , 11/15/50 .................. 3 1,564
1.88% , 11/15/51 .................. 1,000 551,542
U.S. Treasury Notes
0.25% , 09/30/25 .................. 5,511 5,350,805
4.00% , 12/15/25 - 01/15/27 ........... 700 697,204
4.13% , 06/15/26 .................. 2,100 2,096,392
0.50% , 05/31/27 .................. 129 117,951
2.25% , 08/15/27 .................. 798 758,527
1.25% , 03/31/28 - 09/30/28 ........... 1,047 949,594
2.88% , 08/15/28 .................. 188 178,837
3.13% , 11/15/28 .................. 363 347,350
3.75% , 12/31/28 .................. 200 195,510

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75% , 01/31/29 - 11/15/29 ........... USD 1,239 $ 1,098,853
2.63% , 02/15/29 .................. 63 58,901
1.88% , 02/28/29 - 02/15/32 ........... 12,352 10,923,939
2.38% , 05/15/29 .................. 7,063 6,510,424
1.63% , 08/15/29 - 05/15/31 ........... 492 426,792
1.50% , 02/15/30 .................. 23 19,971
1.13% , 02/15/31 .................. 179 147,719
1.38% , 11/15/31 .................. 3 2,452
Total U.S. Treasury Obligations — 10 .7%
(Cost: $ 57,995,255 ) ............................... 48,761,076
Total Long-Term Investments — 97.2%
(Cost: $ 416,635,913 ) .............................. 441,502,190
Shares
Shares
Short-Term Securities
Money Market Funds — 4.6%
(l)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(q)
.................. 3,621,296 3,623,106
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 17,343,295 17,343,295
Total Short-Term Securities — 4 .6%
(Cost: $ 20,966,558 ) ............................... 20,966,401
Total Investments Before TBA Sale Commitments — 101 .8%
(Cost: $ 437,602,471 ) .............................. 462,468,591
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.0) %
Uniform Mortgage-Backed Securities ,
4.00% , 01/25/40
(n)
................. (25) (23,997)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (24,328) ) ............................. (23,997)
Total Investments Net of TBA Sale Commitments — 101 .8%
(Cost: $ 437,578,143 ) .............................. 462,444,594
Liabilities in Excess of Other Assets — (1.8) % ............. (8,086,542)
Net Assets — 100.0% ...............................
$ 454,358,052
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Zero-coupon bond.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,622,695
(a)
$ — $ 568 $ (157) $ 3,623,106 3,621,296 $ 21,477
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,692,438 10,650,857
(a)
— — — 17,343,295 17,343,295 746,359 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 4,494,602 — (4,493,676)
(a)
(1,152) 226 — — — —
iShares Russell 1000 Value
ETF ................ 9,123,783 — (5,672,777) 893,562 281,462 4,626,030 24,988 156,663 —
$ 892,978 $ 281,531 $ 25,592,431 $ 924,499 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 25 03/13/25 $ 4,373 $ 11,244
U.S. Treasury 10-Year Ultra Note ............................................... 21 03/20/25 2,338 (55,323)
U.S. Treasury Long Bond ..................................................... 30 03/20/25 3,415 (106,454)
MSCI EAFE Index ......................................................... 5 03/21/25 567 (16,954)
MSCI Emerging Markets Index ................................................. 4 03/21/25 215 (5,640)
S&P 500 E-Mini Index ....................................................... 5 03/21/25 1,484 (49,522)
U.S. Treasury 2-Year Note .................................................... 72 03/31/25 14,804 (7,549)
(230,198)
Short Contracts
S&P/TSX 60 Index ......................................................... 2 03/20/25 413 12,197
U.S. Treasury 10-Year Note ................................................... 185 03/20/25 20,119 154,529
U.S. Treasury Ultra Bond ..................................................... 136 03/20/25 16,171 531,016
MSCI EAFE Index ......................................................... 37 03/21/25 4,195 134,888
MSCI Emerging Markets Index ................................................. 47 03/21/25 2,523 95,988
Nasdaq-100 E-Mini Index ..................................................... 21 03/21/25 8,915 176,664
S&P 500 E-Mini Index ....................................................... 37 03/21/25 10,981 356,147
U.S. Treasury 5-Year Note .................................................... 45 03/31/25 4,784 41,141
1,502,570
$ 1,272,372
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,583,821 AUD 7,336,456 Bank of America NA 03/19/25 $ 42,423
USD 119,967 EUR 113,000 BNP Paribas SA 03/19/25 2,529
USD 126,581 GBP 99,100 Toronto Dominion Bank 03/19/25 2,589
USD 139,692 JPY 20,879,000 Societe Generale SA 03/19/25 5,828
53,369
AUD 20,839,575 USD 13,470,847 Barclays Bank plc 03/19/25 (570,775)
AUD 1,275,000 USD 813,907 Standard Chartered Bank 03/19/25 (24,659)
CAD 5,860,654 USD 4,166,015 Credit Agricole Corporate & Investment Bank SA 03/19/25 (77,506)
JPY 702,720,280 EUR 4,476,723 Citibank NA 03/19/25 (147,140)
JPY 702,585,116 USD 4,536,469 Barclays Bank plc 03/19/25 (31,947)
(852,027)
$ (798,658)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 4,360 $ 342,805 $ 367,894 $ (25,089)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.34% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/25 USD 31,807 $ (560,290) $ — $ (560,290)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 367,894 $ — $ — $ (25,089)
OTC Swaps ................................................................... — — — (560,290)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 787,128 $ — $ 726,686 $ — $ 1,513,814
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 53,369 — — 53,369
$ — $ — $ 787,128 $ 53,369 $ 726,686 $ — $ 1,567,183
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 72,116 $ — $ 169,326 $ — $ 241,442
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 852,027 — — 852,027
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 25,089 — — — — 25,089
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 560,290 — — — 560,290
$ — $ 25,089 $ 632,406 $ 852,027 $ 169,326 $ — $ 1,678,848
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,896,814) $ — $ 1,099,013 $ — $ (797,801)
Forward foreign currency exchange contracts .... — — — (759,388) — — (759,388)
Swaps .............................. — (254,661) 6,496,691 — — — 6,242,030
$ — $ (254,661) $ 4,599,877 $ (759,388) $ 1,099,013 $ — $ 4,684,841
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 1,248,992 $ — $ 1,739,345 $ — $ 2,988,337
Forward foreign currency exchange contracts .... — — — (1,090,697) — — (1,090,697)
Swaps .............................. — 919 (3,491,661) — — — (3,490,742)
$ — $ 919 $ (2,242,669) $ (1,090,697) $ 1,739,345 $ — $ (1,593,102)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 39,987,711
Average notional value of contracts — short ................................................................................. 69,994,400
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 3,147,113
Average amounts sold — in USD ........................................................................................ 27,272,758
Credit default swaps
Average notional value — buy protection ................................................................................... 6,924,150
Average notional value — sell protection ................................................................................... 3,011,250
Total return swaps
Average notional value ............................................................................................... 29,498,120
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 247,294 $ 52,776
Forward f oreign currency exchange contracts ................................................................. 53,369 852,027
Swaps — centrally cleared .............................................................................. — 9,431
Swaps — OTC
(a)
..................................................................................... — 560,290
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 300,663 $ 1,474,524
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(247,294) (62,207)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 53,369 $ 1,412,317
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 42,423 $ — $ — $ — $ 42,423
BNP Paribas SA ................................. 2,529 (2,529) — — —
Societe Generale SA .............................. 5,828 — — — 5,828
Toronto Dominion Bank ............................ 2,589 — — — 2,589
$ 53,369 $ (2,529) $ — $ — $ 50,840

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Barclays Bank plc ................................ $ 602,722 $ — $ — $ — $ 602,722
BNP Paribas SA ................................. 560,290 (2,529) — (480,000) 77,761
Citibank NA .................................... 147,140 — — — 147,140
Credit Agricole Corporate & Investment Bank SA ........... 77,506 — — — 77,506
Standard Chartered Bank ........................... 24,659 — — — 24,659
$ 1,412,317 $ (2,529) $ — $ (480,000) $ 929,788
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 695,871 $ — $ 695,871
Common Stocks
Aerospace & Defense .................................... 2,295,044 682,560 — 2,977,604
Air Freight & Logistics .................................... 364,177 158,029 — 522,206
Automobile Components .................................. 1,468,748 172,329 — 1,641,077
Automobiles .......................................... 3,539,066 715,263 — 4,254,329
Banks ............................................... 10,064,278 11,472,132 — 21,536,410
Beverages ........................................... 82,294 1,608,333 — 1,690,627
Biotechnology ......................................... 2,946,913 637,305 — 3,584,218
Broadline Retail ........................................ 8,536,266 1,566,071 — 10,102,337
Building Products ....................................... 2,323,799 571,271 — 2,895,070
Capital Markets ........................................ 6,388,663 1,619,369 — 8,008,032
Chemicals ............................................ 1,269,424 1,792,554 — 3,061,978
Commercial Services & Supplies ............................. 82,207 — — 82,207
Communications Equipment ................................ 1,086,240 448,087 — 1,534,327
Construction & Engineering ................................ 3,938,491 1,651,246 — 5,589,737
Consumer Finance ...................................... 2,720,226 10,009 — 2,730,235
Consumer Staples Distribution & Retail ........................ 5,044,225 1,514,031 — 6,558,256
Containers & Packaging .................................. 703,444 — — 703,444
Diversified Consumer Services .............................. 44,174 — — 44,174
Diversified REITs ....................................... — 16,481 — 16,481
Diversified Telecommunication Services ........................ 1,108,643 2,269,605 — 3,378,248
Electric Utilities ........................................ 423,488 2,191,020 — 2,614,508
Electrical Equipment ..................................... 879,743 4,330,496 — 5,210,239
Electronic Equipment, Instruments & Components ................. 1,783,551 806,008 — 2,589,559
Energy Equipment & Services .............................. 776,636 — — 776,636
Entertainment ......................................... 641,751 1,102,193 — 1,743,944
Financial Services ...................................... 5,079,166 460,604 — 5,539,770
Food Products ......................................... 1,554,072 1,564,229 — 3,118,301
Gas Utilities ........................................... — 20,607 — 20,607
Ground Transportation ................................... 641,503 — — 641,503
Health Care Equipment & Supplies ........................... 4,806,706 152,393 — 4,959,099
Health Care Providers & Services ............................ 3,398,654 79,314 — 3,477,968
Hotels, Restaurants & Leisure .............................. 2,418,158 1,586,159 — 4,004,317
Household Durables ..................................... 633,178 1,769,644 — 2,402,822

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ 4,334,939 $ 9,893 $ — $ 4,344,832
Independent Power and Renewable Electricity Producers ............ 50,699 132,521 — 183,220
Industrial Conglomerates .................................. 761,889 711,272 — 1,473,161
Industrial REITs ........................................ 1,795,420 — — 1,795,420
Insurance ............................................ 6,110,807 3,147,476 — 9,258,283
Interactive Media & Services ............................... 11,604,793 3,925,676 — 15,530,469
IT Services ........................................... 2,077,843 1,491,999 — 3,569,842
Life Sciences Tools & Services .............................. 1,756,857 — — 1,756,857
Machinery ............................................ 361,316 1,190,191 — 1,551,507
Marine Transportation .................................... — 1,228,545 — 1,228,545
Media ............................................... 1,745,636 752,443 — 2,498,079
Metals & Mining ........................................ 2,620,976 866,258 — 3,487,234
Multi-Utilities .......................................... — 970,998 — 970,998
Oil, Gas & Consumable Fuels ............................... 5,896,472 3,988,848 — 9,885,320
Passenger Airlines ...................................... 378,455 510,505 — 888,960
Personal Care Products .................................. — 65,470 — 65,470
Pharmaceuticals ....................................... 8,254,428 5,777,658 — 14,032,086
Professional Services .................................... 3,238,061 1,204,736 — 4,442,797
Real Estate Management & Development ....................... 632,063 1,278,966 — 1,911,029
Retail REITs .......................................... 1,034,163 35,251 — 1,069,414
Semiconductors & Semiconductor Equipment .................... 20,573,554 6,540,289 — 27,113,843
Software ............................................. 20,394,740 1,007,182 — 21,401,922
Specialty Retail ........................................ 52,057 1,879,622 — 1,931,679
Technology Hardware, Storage & Peripherals .................... 17,286,305 814,442 — 18,100,747
Textiles, Apparel & Luxury Goods ............................ 864,554 1,557,747 — 2,422,301
Trading Companies & Distributors ............................ 119,702 236,621 — 356,323
Transportation Infrastructure ............................... — 1,904 — 1,904
Water Utilities ......................................... — 263,411 — 263,411
Wireless Telecommunication Services ......................... — 821,128 — 821,128
Corporate Bonds
Automobile Components .................................. — 106,054 — 106,054
Automobiles .......................................... — 267,576 — 267,576
Banks ............................................... — 13,582,256 1,300 13,583,556
Beverages ........................................... — 3,032,460 — 3,032,460
Biotechnology ......................................... — 1,492,719 — 1,492,719
Broadline Retail ........................................ — 226,783 — 226,783
Building Products ....................................... — 1,661,876 — 1,661,876
Capital Markets ........................................ — 7,053,231 — 7,053,231
Chemicals ............................................ — 229,992 — 229,992
Commercial Services & Supplies ............................. — 164,010 — 164,010
Communications Equipment ................................ — 1,323,684 — 1,323,684
Construction & Engineering ................................ — 1,096,144 — 1,096,144
Construction Materials .................................... — 147,288 — 147,288
Consumer Finance ...................................... — 3,489,011 — 3,489,011
Consumer Staples Distribution & Retail ........................ — 175,651 — 175,651
Diversified REITs ....................................... — 87,435 — 87,435
Diversified Telecommunication Services ........................ — 619,851 — 619,851
Electric Utilities ........................................ — 3,129,419 — 3,129,419
Electronic Equipment, Instruments & Components ................. — 878,614 — 878,614
Energy Equipment & Services .............................. — 29,760 — 29,760
Entertainment ......................................... — 101,311 — 101,311
Financial Services ...................................... — 2,492,182 — 2,492,182
Food Products ......................................... — 1,131,673 — 1,131,673
Gas Utilities ........................................... — 93,141 — 93,141
Ground Transportation ................................... — 498,134 — 498,134
Health Care Equipment & Supplies ........................... — 96,474 — 96,474
Health Care Providers & Services ............................ — 6,852,888 — 6,852,888
Health Care REITs ...................................... — 23,016 — 23,016
Health Care Technology .................................. — 1,419,545 — 1,419,545
Hotel & Resort REITs .................................... — 76,249 — 76,249
Hotels, Restaurants & Leisure .............................. — 672,636 — 672,636
Household Durables ..................................... — 1,408,756 — 1,408,756
Industrial Conglomerates .................................. — 1,048,798 — 1,048,798
Insurance ............................................ — 2,484,744 — 2,484,744
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 1,894,370 $ — $ 1,894,370
Machinery ............................................ — 181,429 — 181,429
Media ............................................... — 306,794 — 306,794
Metals & Mining ........................................ — 722,023 — 722,023
Mortgage Real Estate Investment Trusts (REITs) .................. — 58,504 — 58,504
Multi-Utilities .......................................... — 106,608 — 106,608
Oil, Gas & Consumable Fuels ............................... — 5,499,277 — 5,499,277
Passenger Airlines ...................................... — 245,779 — 245,779
Pharmaceuticals ....................................... — 2,548,626 — 2,548,626
Professional Services .................................... — 1,378,966 — 1,378,966
Real Estate Management & Development ....................... — 1,047,018 — 1,047,018
Semiconductors & Semiconductor Equipment .................... — 4,546,175 — 4,546,175
Software ............................................. — 4,423,404 — 4,423,404
Specialized REITs ...................................... — 704,496 — 704,496
Specialty Retail ........................................ — 1,515,508 — 1,515,508
Technology Hardware, Storage & Peripherals .................... — 60,874 — 60,874
Textiles, Apparel & Luxury Goods ............................ — 227,219 — 227,219
Trading Companies & Distributors ............................ — 73,769 — 73,769
Wireless Telecommunication Services ......................... — 84,698 — 84,698
Foreign Government Obligations .............................. — 332,502 — 332,502
Investment Companies .................................... 4,626,030 — — 4,626,030
Non-Agency Mortgage-Backed Securities ........................ — 597,912 — 597,912
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 121,822 — 121,822
Chemicals ............................................ — 180,830 — 180,830
Electric Utilities ........................................ — 7,425 — 7,425
Household Products ..................................... 13,511 — — 13,511
Metals & Mining ........................................ — 111,827 — 111,827
Passenger Airlines ...................................... — 6,802 — 6,802
U.S. Government Sponsored Agency Securities .................... — 32,859,333 — 32,859,333
U.S. Treasury Obligations ................................... — 48,761,076 — 48,761,076
Short-Term Securities
Money Market Funds ...................................... 20,966,401 — — 20,966,401
Liabilities
Investments
TBA Sale Commitments .................................... — (23,997) — (23,997)
$ 214,594,599 $ 247,848,695 $ 1,300 $ 462,444,594
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 775,884 $ 11,244 $ — $ 787,128
Foreign currency exchange contracts ............................ — 53,369 — 53,369
Interest rate contracts ....................................... 726,686 — — 726,686
Liabilities
Credit contracts ........................................... — (25,089) — (25,089)
Equity contracts ........................................... (72,116) (560,290) — (632,406)
Foreign currency exchange contracts ............................ — (852,027) — (852,027)
Interest rate contracts ....................................... (169,326) — — (169,326)
$ 1,261,128 $ (1,372,793) $ — $ (111,665)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 212,058,137 $ 255,032,049 $ 130,852,549 $ 61,508,039
Investments, at value — affiliated
(d)
............................................ 6,951,809 337,890 10,639,078 —
Cash ............................................................... 748 3,284 4,771,597 6,064,916
Cash held for investments sold short ........................................... — — 313,817 —
Cash pledged:
Futures contracts ...................................................... 123,000 — 1,141,000 —
Centrally cleared swaps .................................................. — — 1,488,000 —
Foreign currency, at value
(e)
................................................. — — 349,468 —
Repurchase agreements, at value
(f)
............................................ — — — 42,750,000
Receivables: – – – –
Investment s sold ...................................................... 1,002,908 — 125,987 —
Securities lending income — affiliated ........................................ 1,397 263 1,322 —
Swaps   ............................................................ — — 307,989 —
Dividends — unaffiliated ................................................. 160,974 8,056 88,992 —
Dividends — affiliated ................................................... 7,695 1,058 26,075 —
Interest — unaffiliated ................................................... — — 375,836 141,950
Variation margin on futures contracts ......................................... — — 100,584 —
Swap premiums paid ..................................................... — — 13,737 —
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 204,997 —
OTC swaps .......................................................... — — 130,866 —
Prepaid e xpenses ....................................................... 1,011 1,113 906 694
Other assets ........................................................... — — 1,090 12,163
Total a ssets ...........................................................
220,307,679 255,383,713 150,933,890 110,477,762
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................. — — 320,000 —
Collateral on securities loaned ............................................... 4,901,338 — 2,755,088 —
Options written, at value
(g)
.................................................. — — 341,467 —
Payables: – – – –
Investments purchased .................................................. 1,011,726 — 142,976 1,077,005
Swaps   ............................................................ — — 236 —
Accounting services fees ................................................. 21,108 21,854 91,805 11,417
Capital shares redeemed ................................................. 3,717 4,380 2,675 1,153,226
Custodian fees ........................................................ 17,135 4,218 132,376 5,649
Deferred foreign capital gain tax ............................................ — — 1,307 —
Interest expense ...................................................... 259 302 192 —
Investment advisory fees ................................................. 69,119 82,102 26,043 34,788
Directors' and Officer's fees ............................................... 799 814 795 770
Professional fees ...................................................... 39,540 40,707 75,815 44,395
Registration fees ...................................................... 17 17 17 2,933
Transfer agent fees .................................................... 86,238 101,307 69,280 40,323
Other accrued expenses ................................................. 16,582 7,039 24,253 11,240
Variation margin on futures contracts ......................................... 9,268 — 18,939 —
Variation margin on centrally cleared swaps .................................... — — 4,488 —
Swap premiums received .................................................. — — 2,083 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 716,840 —
OTC swaps .......................................................... — — 198,257 —
Total li abilities ..........................................................
6,176,846 262,740 4,924,932 2,381,746
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 214,130,833 $ 255,120,973 $ 146,008,958 $ 108,096,016
See notes to financial statements.

Statements of Assets and Liabilities
(continued)
December 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 166,414,237 $ 125,702,844 $ 139,580,663 $ 108,087,556
Accumulated earnings .................................................... 47,716,596 129,418,129 6,428,295 8,460
NET ASSETS ..........................................................
$ 214,130,833 $ 255,120,973 $ 146,008,958 $ 108,096,016
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 171,431,533 $ 134,850,650 $ 123,024,261 $ 61,508,039
(c)
  Securities loaned, at value ............................................ $ 4,802,325 $ — $ 2,675,329 $ —
(d)
  Investments, at cost — affiliated ......................................... $ 6,952,146 $ 337,890 $ 11,641,619 $ —
(e)
  Foreign currency, at cost ............................................. $ — $ — $ 350,797 $ —
(f)
  Repurchase agreements, at cost ........................................ $ — $ — $ — $ 42,750,000
(g)
  Premiums received ................................................. $ — $ — $ 304,791 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSET VALUE
Net assets .........................................................
$ 214,130,833 $ 255,120,973 $ 146,008,958 $ 108,096,016
Shares outstanding ...................................................
7,736,977 4,397,560 9,722,839 108,087,562
Net asset value .....................................................
$ 27.68 $ 58.01 $ 15.02 $ 1.00
Shares authorized ...................................................
100 million 100 million 100 million 2.0 billion
Par value ......................................................... $ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(continued)
December 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 19,845,662 $ 436,876,160
Investments, at value — affiliated
(c)
........................................................................... 783,439 25,592,431
Cash .............................................................................................. 4,810 26,765
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 480,000
Futures contracts ..................................................................................... — 2,688,000
Centrally cleared swaps ................................................................................. 16,000 347,000
Foreign currency, at value
(d)
................................................................................ 1,404 761,006
Receivables: – –
Investment s sold ..................................................................................... — 890,807
Securities lending income — affiliated ....................................................................... — 695
TBA sale commitments ................................................................................. — 24,328
Dividends — unaffiliated ................................................................................ 802 351,947
Dividends — affiliated .................................................................................. 1,646 68,801
Interest — unaffiliated .................................................................................. 364,701 1,509,275
From the Manager .................................................................................... 8,212 —
Variation margin on futures contracts ........................................................................ — 247,294
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 53,369
Prepaid e xpenses ...................................................................................... 388 2,544
Other assets .......................................................................................... — 559
Total a ssets ..........................................................................................
21,027,064 469,920,981
LIABILITIES
Collateral on securities loaned .............................................................................. — 3,631,503
TBA sale commitments, at value
(e)
........................................................................... — 23,997
Payables: – –
Investments purchased ................................................................................. — 9,512,311
Accounting services fees ................................................................................ 16,793 28,208
Capital shares redeemed ................................................................................ 369 327,410
Custodian fees ....................................................................................... 6,174 58,825
Deferred foreign capital gain tax ........................................................................... — 74,142
Income dividend distributions ............................................................................. 111,600 —
Interest expense ..................................................................................... 26 585
Investment advisory fees ................................................................................ — 143,543
Directors' and Officer's fees .............................................................................. 653 888
Professional fees ..................................................................................... 50,972 79,310
Registration fees ..................................................................................... 17 17
Transfer agent fees ................................................................................... 9,941 197,267
Other accrued expenses ................................................................................ 3,111 10,399
Variation margin on futures contracts ........................................................................ — 52,776
Variation margin on centrally cleared swaps ................................................................... 435 9,431
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 3,510 852,027
OTC swaps ......................................................................................... — 560,290
Total li abilities .........................................................................................
203,601 15,562,929
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 20,823,463 $ 454,358,052

Statements of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 24,005,368 $ 425,790,136
Accumulated earnings (loss) ............................................................................... (3,181,905) 28,567,916
NET ASSETS .........................................................................................
$ 20,823,463 $ 454,358,052
(a)
  Investments, at cost — unaffiliated ................................................................... $ 19,767,882 $ 412,684,648
(b)
  Securities loaned, at value ........................................................................ $ — $ 3,428,219
(c)
  Investments, at cost — affiliated ..................................................................... $ 755,804 $ 24,917,823
(d)
  Foreign currency, at cost ......................................................................... $ 1,440 $ 772,586
(e)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 24,328

Statements of Assets and Liabilities
(continued)
December 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 20,823,463 $ 454,358,052
Shares outstanding ...................................................................................
4,121,400 29,068,794
Net asset value .....................................................................................
$ 5.05 $ 15.63
Shares authorized ...................................................................................
100 million 300 million
Par value ......................................................................................... $ 0.0001 $ 0.10

Statements of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 2,600,647 $ 1,268,898 $ 1,700,002 $ —
Dividends — affiliated ................................................... 93,810 16,565 500,461 —
Interest — unaffiliated ................................................... 5,750 217 2,663,805 5,929,755
Securities lending income — affiliated — net ................................... 19,478 20,113 13,144 —
Foreign taxes withheld .................................................. (14) (20,268) (93,023) —
Foreign withholding tax claims ............................................. — — 32,142 —
Total investment income ...................................................
2,719,671 1,285,525 4,816,531 5,929,755
EXPENSES
Investment advisory .................................................... 772,300 896,849 553,379 424,967
Transfer agent ........................................................ 284,256 341,311 206,866 176,461
Professional ......................................................... 59,147 60,225 131,303 71,395
Accounting services .................................................... 43,586 45,189 182,562 26,625
Custodian ........................................................... 26,761 6,181 280,848 10,052
Printing and postage ................................................... 16,870 10,514 11,497 11,727
Directors and Officer ................................................... 8,692 8,969 8,275 8,222
Pricing ............................................................. — — 76,686 —
Miscellaneous ........................................................ 6,352 6,256 19,127 7,056
Total expenses excluding dividend expense and interest expense .......................
1,217,964 1,375,494 1,470,543 736,505
Dividend expense — unaffiliated ............................................ — — 1,020 —
Interest expense ...................................................... 483 1,354 2,332 2,108
Total e xpenses .........................................................
1,218,447 1,376,848 1,473,895 738,613
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (1,392) (246) (421,179) (9,676)
Transfer agent fees reimbursed by the Manager ................................. (213,094) (240,303) (201,866) (164,694)
Total ex penses after fees waived and/or reimbursed ................................
1,003,961 1,136,299 850,850 564,243
Net investment income ....................................................
1,715,710 149,226 3,965,681 5,365,512
REALIZED AND UNREALIZED GAIN (LOSS) $ 44,714,607 $ 64,497,095 $ 9,702,969 $ 6,086
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................ $ 33,249,036 $ 22,884,641 $ 11,950,483 $ 6,086
Investments — affiliated ............................................... (1,437) 1,773 10,696 —
Forward foreign currency exchange contracts ................................. — — (1,416,727) —
Foreign currency transactions ........................................... 375 (3,916) (107,211) —
Futures contracts .................................................... 465,228 — (710,965) —
Options written ..................................................... — — 1,121,202 —
Short sales — unaffiliated .............................................. — — (49,949) —
Swaps   .......................................................... — — (822,555) —
33,713,202 22,882,498 9,974,974 6,086
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................ 11,099,317 41,614,661 180,474 —
Investments — affiliated ............................................... (402) 314 (336,396) —
Forward foreign currency exchange contracts ................................. — — (670,058) —
Foreign currency translations ............................................ — (378) 4,470 —
Futures contracts .................................................... (97,510) — 330,465 —
Options written ..................................................... — — (52,607) —
Short sales — unaffiliated .............................................. — — 45,932 —
Swaps   .......................................................... — — 225,738 —
Unfunded floating rate loan interests ....................................... — — (22) —
11,001,405 41,614,597 (272,004) —
Net realized and unrealized gain .............................................
44,714,607 64,497,095 9,702,970 6,086
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 46,430,317 $ 64,646,321 $ 13,668,651 $ 5,371,598
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (976) $ —
(c)
  Net of reduction in deferred foreign capital gain tax of .............................. $ — $ — $ 584 $ —
See notes to financial statements.

Statements of Operations
(continued)
Year Ended December 31, 2024

Statements of Operations
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 3,038 $ 5,283,563
Dividends — affiliated .................................................................................. 45,838 903,022
Interest — unaffiliated .................................................................................. 1,465,846 7,193,779
Securities lending income — affiliated — net .................................................................. — 21,477
Foreign taxes withheld ................................................................................. — (338,219)
Foreign withholding tax claims ............................................................................ — 17,816
Total investment income ..................................................................................
1,514,722 13,081,438
EXPENSES
Professional ........................................................................................ 88,873 70,979
Investment advisory ................................................................................... 78,541 1,710,812
Printing and postage .................................................................................. 41,046 21,020
Accounting services ................................................................................... 35,699 57,932
Transfer agent ....................................................................................... 32,650 653,005
Custodian .......................................................................................... 12,595 106,046
Directors and Officer .................................................................................. 2,239 10,167
Miscellaneous ....................................................................................... 9,006 35,116
Total expenses excluding interest expense ......................................................................
300,649 2,665,077
Interest expense ..................................................................................... 84 29,374
Total e xpenses ........................................................................................
300,733 2,694,451
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (168,898) (36,161)
Transfer agent fees reimbursed by the Manager ................................................................ (27,650) (465,507)
Total ex penses after fees waived and/or reimbursed ...............................................................
104,185 2,192,783
Net investment income ...................................................................................
1,410,537 10,888,655
REALIZED AND UNREALIZED GAIN (LOSS) $ 189,966 $ 44,437,403
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ 6,192 $ 35,555,261
Investments — affiliated .............................................................................. — 892,978
Forward foreign currency exchange contracts ................................................................ (29,337) (759,388)
Foreign currency transactions .......................................................................... 4,281 (20,409)
Futures contracts ................................................................................... (22,967) (797,801)
Options written .................................................................................... 1,445 —
Swaps   ......................................................................................... 23,206 6,242,030
(17,180) 41,112,671
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... 208,247 4,718,969
Investments — affiliated .............................................................................. 7,182 281,531
Forward foreign currency exchange contracts ................................................................ (9,268) (1,090,697)
Foreign currency translations ........................................................................... (61) (82,666)
Futures contracts ................................................................................... 9,534 2,988,337
Options written .................................................................................... (597) —
Swaps   ......................................................................................... (7,891) (3,490,742)
207,146 3,324,732
Net realized and unrealized gain ............................................................................
189,966 44,437,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 1,600,503 $ 55,326,058
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (8,811)
(c)
  Net of increase in deferred foreign capital gain tax of ............................................................. $ — $ (52,534)
See notes to financial statements.

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Capital Appreciation Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,715,710 $ 1,799,821 $ 149,226 $ 352,484
Net realized gain ................................................ 33,713,202 6,046,976 22,882,498 6,797,779
Net change in unrealized appreciation (depreciation) ........................ 11,001,405 32,152,969 41,614,597 66,939,502
Net increase in net assets resulting from operations ...........................
46,430,317 39,999,766 64,646,321 74,089,765
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(30,086,035) (4,991,092) (15,400,888) (5,361,092)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
9,292,397 (12,557,885) (7,071,894) (11,577,028)
NET ASSETS
Total increase in net assets ........................................... 25,636,679 22,450,789 42,173,539 57,151,645
Beginning of year ..................................................
188,494,154 166,043,365 212,947,434 155,795,789
End of year ......................................................
$ 214,130,833 $ 188,494,154 $ 255,120,973 $ 212,947,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Global Allocation Portfolio
(a)
BlackRock Government Money Market Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,965,681 $ 3,786,471 $ 5,365,512 $ 4,933,447
Net realized gain ................................................ 9,974,974 3,265,701 6,086 324
Net change in unrealized appreciation (depreciation) ........................ (272,004) 10,877,960 — —
Net increase in net assets resulting from operations ...........................
13,668,651 17,930,132 5,371,598 4,933,771
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(14,104,809) (4,183,933) (5,367,621) (4,931,339)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,093,929) (10,869,028) (7,410,184) 21,403,982
NET ASSETS
Total increase (decrease) in net assets ................................... (1,530,087) 2,877,171 (7,406,207) 21,406,414
Beginning of year ..................................................
147,539,045 144,661,874 115,502,223 94,095,809
End of year ......................................................
$ 146,008,958 $ 147,539,045 $ 108,096,016 $ 115,502,223
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock High Yield Portfolio BlackRock Sustainable Balanced Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,410,537 $ 1,290,309 $ 10,888,655 $ 10,254,081
Net realized gain (loss) ............................................ (17,180) (988,440) 41,112,671 9,832,966
Net change in unrealized appreciation (depreciation) ........................ 207,146 2,179,686 3,324,732 46,346,146
Net increase in net assets resulting from operations ...........................
1,600,503 2,481,555 55,326,058 66,433,193
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,420,055) (1,311,289) (49,952,122) (14,721,517)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,063,217) 726,041 4,650,471 (29,900,777)
NET ASSETS
Total increase (decrease) in net assets ................................... (882,769) 1,896,307 10,024,407 21,810,899
Beginning of year ..................................................
21,706,232 19,809,925 444,333,645 422,522,746
End of year ......................................................
$ 20,823,463 $ 21,706,232 $ 454,358,052 $ 444,333,645
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Large Cap Core Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .................................
$ 25.46  $ 20.86  $ 27.24  $ 26.14  $ 23.90
Net investment income
(a)
........................................
0 .24  0 .24  0 .26  0 .25  0 .28
Net realized and unrealized gain (loss) ...............................
6.40  5.05  (5.69) 6.98  4.43
Net increase (decrease) from investment operations ....................... 6.64  5.29  (5.43) 7.23  4.71
Distributions
(b)
– – – – –
From net investment income .....................................
( 0 .26 ) ( 0 .24 ) ( 0 .27 ) ( 0 .25 ) ( 0 .34 )
From net realized gain ..........................................
( 4 .16 ) ( 0 .45 ) ( 0 .68 ) ( 5 .88 ) ( 2 .13 )
Total distributions .............................................. (4.42) (0.69) (0.95) (6.13) (2.47)
Net asset value, end of year ...................................... $ 27.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14
Total Return
(c)
Based on net asset value ......................................... 25.61% 25.41% (19.89)% 28.43% 19.99%
Ratios to Average Net Assets
(d)
Total expen ses ................................................
0.59% 0.63% 0.60% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed .......................
0.49% 0.50% 0.50% 0.47% 0.49%
Net investment income ...........................................
0.83% 1.02% 1.14% 0.85% 1.18%
Supplemental Data
Net assets, end of year (000) ....................................... $ 214,131  $ 188,494  $ 166,043  $ 232,661  $ 196,166
Portfolio turnover rate ............................................ 115% 113% 117% 116% 124%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .................................
$ 46.82  $ 32.11  $ 57.19  $ 56.30  $ 43.39
Net investment income (loss)
(a)
....................................
0 .03  0 .08  0 .09  ( 0 .01 ) ( 0 .00 )
(b)
Net realized and unrealized gain (loss) ...............................
14.82  15.83  (21.45) 11.61  17.32
Net increase (decrease) from investment operations ....................... 14.85  15.91  (21.36) 11.60  17.32
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .05 ) ( 0 .04 ) ( 0 .09 ) ( 0 .02 ) ( 0 .01 )
From net realized gain ..........................................
( 3 .61 ) ( 1 .16 ) ( 3 .63 ) (10.69) ( 4 .40 )
Total distributions .............................................. (3.66) (1.20) (3.72) (10.71) (4.41)
Net asset value, end of year ...................................... $ 58.01  $ 46.82  $ 32.11  $ 57.19  $ 56.30
Total Return
(d)
Based on net asset value ......................................... 31.51% 49.60% (37.59)% 21.22% 40.16%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.57% 0.60% 0.59% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed .......................
0.47% 0.51% 0.50% 0.47% 0.49%
Net investment income (loss) .......................................
0.06% 0.19% 0.21% (0.02)% (0.01)%
Supplemental Data
Net assets, end of year (000) ....................................... $ 255,121  $ 212,947  $ 155,796  $ 276,081  $ 247,240
Portfolio turnover rate ............................................ 27% 22% 63% 41% 38%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Global Allocation Portfolio
(a)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ...............................
$ 15.12  $ 13.74  $ 16.85  $ 17.96  $ 16.03
Net investment income
(b)
......................................
0 .43  0 .38  0 .24  0 .25  0 .18
Net realized and unrealized gain (loss) .............................
1.03  1.44  (2.89) 0.97  3.15
Net increase (decrease) from investment operations ..................... 1.46  1.82  (2.65) 1.22  3.33
Distributions
(c)
– – – – –
From net investment income ...................................
( 0 .27 ) ( 0 .36 ) —  ( 0 .22 ) ( 0 .26 )
From net realized gain ........................................
( 1 .29 ) ( 0 .08 ) ( 0 .44 ) ( 2 .11 ) ( 1 .14 )
Return of capital ............................................ —  —  ( 0 .02 ) —  —
Total distributions ............................................ (1.56) (0.44) (0.46) (2.33) (1.40)
Net asset value, end of year .................................... $ 15.02  $ 15.12  $ 13.74  $ 16.85  $ 17.96
Total Return
(d)
Based on net asset value ....................................... 9.74% 13.25% (15.73)% 6.79% 20.95%
Ratios to Average Net Assets
(e)
Total expen ses ..............................................
1.00% 1.01% 1.02% 0.87% 0.83%
Total expenses after fees waived and/or reimbursed .....................
0.57% 0.57% 0.57% 0.58% 0.58%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...............
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income .........................................
2.68% 2.63% 1.65% 1.34% 1.08%
Supplemental Data
Net assets, end of year (000) ..................................... $ 146,009  $ 147,539  $ 144,662  $ 192,500  $ 200,541
Portfolio turnover rate
(f)
......................................... 155%
(g)
211%
(g)
114% 134% 159%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
136% 152% 105% 123% 158%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Government Money Market Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0 .0472  0 .0459  0 .0121  0 .0000
(a)
0 .0026
Net realized and unrealized gain (loss) ...............................
0.0000
(a)
(0.0003)
(b)
0.0003  0.0001  0.0000
(a)
Net increase from investment operations ............................... 0.0472  0.0456  0.0124  0.0001  0.0026
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .0472 ) ( 0 .0456 ) ( 0 .0124 ) ( 0 .0001 ) ( 0 .0026 )
From net realized gain ..........................................
—  —  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions .............................................. (0.0472) (0.0456) (0.0124) (0.0001) (0.0026)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ......................................... 4.82% 4.65% 1.26% 0.01% 0.26%
Ratios to Average Net Assets
Total expen ses ................................................
0.65% 0.68% 0.51% 0.50% 0.62%
Total expenses after fees waived and/or reimbursed .......................
0.50% 0.50% 0.40% 0.08% 0.33%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.49% 0.50% 0.40% 0.08% 0.33%
Net investment income ...........................................
4.72% 4.59% 1.21% 0.00%
(f)
0.28%
Supplemental Data
Net assets, end of year (000) ....................................... $ 108,096  $ 115,502  $ 94,096  $ 103,786  $ 108,915
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ................................
$ 5.01  $ 4.73  $ 5.59  $ 5.54  $ 5.43
Net investment income
(a)
.......................................
0 .34  0 .30  0 .26  0 .27  0 .29
Net realized and unrealized gain (loss) ..............................
0.04  0.28  (0.85) 0.05  0.11
Net increase (decrease) from investment operations ...................... 0.38  0.58  (0.59) 0.32  0.40
Distributions
(b)
– – – – –
From net investment income ....................................
( 0 .34 ) ( 0 .30 ) ( 0 .26 ) ( 0 .27 ) ( 0 .29 )
Return of capital ............................................. —  —  ( 0 .01 ) ( 0 .00 )
(c)
—
Total distributions ............................................. (0.34) (0.30) (0.27) (0.27) (0.29)
Net asset value, end of year ..................................... $ 5.05  $ 5.01  $ 4.73  $ 5.59  $ 5.54
Total Return
(d)
Based on net asset value ........................................ 7.82% 12.80% (10.64)% 5.93% 7.80%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
1.43% 1.45%
(f)
1.26% 1.46% 1.27%
Total expenses after fees waived and/or reimbursed ......................
0.50% 0.53%
(f)
0.50% 0.50% 0.50%
Net investment income ..........................................
6.71% 6.23% 5.27% 4.83% 5.48%
Supplemental Data
Net assets, end of year (000) ...................................... $ 20,823  $ 21,706  $ 19,810  $ 24,851  $ 28,919
Portfolio turnover rate ........................................... 55% 56% 55% 55% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50% respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Balanced Portfolio
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .................................
$ 15.51  $ 13.76  $ 16.67  $ 16.79  $ 15.86
Net investment income
(a)
........................................
0 .40  0 .35  0 .26  0 .19  0 .25
Net realized and unrealized gain (loss) ...............................
1.60  1.93  (2.89) 2.59  2.23
Net increase (decrease) from investment operations ....................... 2.00  2.28  (2.63) 2.78  2.48
Distributions
(b)
– – – – –
From net investment income .....................................
( 0 .64 ) ( 0 .26 ) ( 0 .13 ) ( 0 .19 ) ( 0 .29 )
From net realized gain ..........................................
( 1 .24 ) ( 0 .27 ) ( 0 .15 ) ( 2 .71 ) ( 1 .26 )
Total distributions .............................................. (1.88) (0.53) (0.28) (2.90) (1.55)
Net asset value, end of year ...................................... $ 15.63  $ 15.51  $ 13.76  $ 16.67  $ 16.79
Total Return
(c)
Based on net asset value ......................................... 12.88% 16.56% (15.76)% 16.65% 15.75%
Ratios to Average Net Assets
(d)
Total expen ses ................................................
0.59% 0.63% 0.62% 0.59% 0.61%
Total expenses after fees waived and/or reimbursed .......................
0.48% 0.51% 0.50% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.47% 0.50% 0.48% 0.48% 0.48%
Net investment income ...........................................
2.38% 2.37% 1.78% 1.08% 1.56%
Supplemental Data
Net assets, end of year (000) ....................................... $ 454,358  $ 444,334  $ 422,523  $ 552,083  $ 523,771
Portfolio turnover rate
(e)
........................................... 104% 121% 229% 343% 345%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
82% 97% 187% 218% 238%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 separate portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Sustainable Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
On November 19, 2024, the Board of Directors of Series Fund approved a change in the name of BlackRock Sustainable Balanced Portfolio to BlackRock Balanced Portfolio
and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes are expected to become effective on or about May
1, 2025.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $1,596,894, which is 1.1% of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Global Allocation, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Cash: The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high credit-quality financial institution to minimize credit risk exposure.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock Sustainable Balanced Portfolio ....................... Series Fund Sustainable Balanced Diversified

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap
Core, Capital Appreciation, Global Allocation and Sustainable Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the Directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Series Fund II Independent Directors”), may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income
Complex selected by the Series Fund II Independent Directors. This has the same economic effect for the Series Fund II Independent Directors as if the Series Fund II
Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not

Notes to Financial Statements
(continued)

Notes to Financial Statements
readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to

Notes to Financial Statements
(continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2024, Global Allocation had outstanding commitments of $346,437. These commitments are not included in the net assets of Global Allocation as of December 31, 2024.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 2,145,176 $ (2,145,176) $ — $ —
Goldman Sachs & Co. LLC ...................... 62,817 (62,817) — —
Jefferies LLC ............................... 685,634 (685,634) — —
Morgan Stanley .............................. 892,122 (892,122) — —
Toronto-Dominion Bank ........................ 1,016,576 (1,016,576) — —
$ 4,802,325 $ (4,802,325) $ — $ —
Global Allocation
Barclays Capital, Inc. .......................... 226,655 (226,655) — —
BofA Securities, Inc. ........................... 52,927 (52,927) — —
Citigroup Global Markets, Inc. .................... 321,952 (321,952) — —
Goldman Sachs & Co. LLC ...................... 1,035,195 (1,035,195) — —
J.P. Morgan Securities LLC ...................... 351,073 (351,073) — —
Jefferies LLC ............................... 267,007 (267,007) — —
Morgan Stanley .............................. 147,588 (147,588) — —
National Financial Services LLC ................... 19,753 (19,080) — 673
Toronto-Dominion Bank ........................ 253,179 (253,179) — —
$ 2,675,329 $ (2,674,656) $ — $ 673
Sustainable Balanced
Citigroup Global Markets, Inc. .................... 2,551,387 (2,551,387) — —
J.P. Morgan Securities LLC ...................... 693,880 (693,880) — —
Morgan Stanley .............................. 182,952 (182,952) — —
$ 3,428,219 $ (3,428,219) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2024. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the  Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

Notes to Financial Statements
(continued)

Notes to Financial Statements
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Sustainable Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the
“Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Sustainable Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Sustainable Balanced to the Manager.
With respect to Global Allocation, the Manager entered into separate sub-advisory agreements with BIL, effective March 11, 2024 and BSL (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Global Allocation for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Distribution Fees: Each Company, on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the year ended December 31, 2024 , the Funds did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2024 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s (other than Government Money Market’s) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a
Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2024, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees Waived
and/or Reimbursed
by the Manager
Advantage Large Cap Core .............................................................................................. $ 1,392
Capital Appreciation ................................................................................................... 246
Global Allocation ..................................................................................................... 6,093
High Yield .......................................................................................................... 283
Sustainable Balanced .................................................................................................. 11,276
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 5,556
High Yield .............................................................................................................. 1,335
Sustainable Balanced ...................................................................................................... 24,885
Advantage Large Cap Core ........................................................................................... 0 .04%
Capital Appreciation ................................................................................................ 0 .04
Global Allocation .................................................................................................. 0 .04
Government Money Market ........................................................................................... 0 .02
High Yield ....................................................................................................... 0 .05
Sustainable Balanced ............................................................................................... 0 .04
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 196,583
Capital Appreciation ....................................................................................................... 240,303
Global Allocation ......................................................................................................... 142,639
Government Money Market .................................................................................................. 148,724
High Yield .............................................................................................................. 17,143
Sustainable Balanced ...................................................................................................... 464,891
Fund Name
Advantage Large Cap Core ................................................................................................... 0 .50%
Capital Appreciation ........................................................................................................ 0 .57
Global Allocation .......................................................................................................... 0 .57
Government Money Market ................................................................................................... 0 .50
High Yield ............................................................................................................... 0 .50
Sustainable Balanced ....................................................................................................... 0 .50

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2024, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the
Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended
December 31, 2024, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of Advantage Large Cap Core and Capital Appreciation retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each of Advantage Large Cap Core and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of Global Allocation and Sustainable Balanced retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each of Global Allocation and Sustainable Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 409,530
Government Money Market .................................................................................................. 9,676
High Yield .............................................................................................................. 167,280
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 16,511
Global Allocation ......................................................................................................... 59,227
Government Money Market .................................................................................................. 15,970
High Yield .............................................................................................................. 10,507
Sustainable Balanced ...................................................................................................... 616

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
December 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Companies  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Companies’  Chief Compliance Officer, which is included in Directors  and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  directors . For the year ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 3,823
Capital Appreciation ....................................................................................................... 3,738
Global Allocation ......................................................................................................... 3,059
Sustainable Balanced ...................................................................................................... 4,503
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 20,597,509 $ 30,814,620 $ 7,225,753
Capital Appreciation .................................................................... 265,854 — —
Sustainable Balanced ................................................................... 38,465,332 60,747,914 11,469,139
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 234,350,135 $ 253,151,558
Capital Appreciation .................................................... — — 63,798,215 86,063,902
Global Allocation ...................................................... 49,982,374 54,776,448 163,940,169 174,703,810
High Yield ........................................................... — — 11,234,005 12,468,676
Sustainable Balanced ................................................... 177,951,689 178,531,192 283,475,005 325,324,207
Fund Name Purchases Sales
Global Allocation ...................................................................................... $ 26,364,123 $ 26,347,016
Sustainable Balanced ................................................................................... 94,350,373 94,305,803

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
15
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Global Allocation ........................................................................... $ 41,182 $ (41,182)
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
Advantage Large Cap Core
Ordinary income ........................................................................................... $ 16,224,843 $ 1,724,219
Long-term capital gains ...................................................................................... $ 13,861,192 $ 3,266,873
$ 30,086,035 $ 4,991,092
Capital Appreciation
Ordinary income ........................................................................................... $ 677,812 $ 1,758,434
Long-term capital gains ...................................................................................... $ 14,723,076 $ 3,602,658
$ 15,400,888 $ 5,361,092
Global Allocation
Ordinary income ........................................................................................... $ 13,968,343 $ 4,183,933
Long-term capital gains ...................................................................................... $ 136,466 $ —
$ 14,104,809 $ 4,183,933
Government Money Market
Ordinary income ........................................................................................... $ 5,367,487 $ 4,931,339
Long-term capital gains ...................................................................................... $ 134 $ —
$ 5,367,621 $ 4,931,339
High Yield
Ordinary income ........................................................................................... $ 1,420,055 $ 1,311,289
Sustainable Balanced
Ordinary income ........................................................................................... $ 30,127,352 $ 7,130,405
Long-term capital gains ...................................................................................... $ 19,824,770 $ 7,591,112
$ 49,952,122 $ 14,721,517
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Qualified Late-Year
Ordinary Losses
(c)
Total
Advantage Large Cap Core ..... $ 2,112,471 $ 5,297,443 $ — $ 40,306,682 $ — $ — $ 47,716,596
Capital Appreciation .......... 145,794 9,239,919 — 120,163,947 (131,531) — 129,418,129
Global Allocation ............ 2,320,033 120,508 — 4,858,166 — (870,412) 6,428,295
Government Money Market ..... 8,460 — — — — — 8,460
High Yield ................. — — (3,157,372) (2,399) — (22,134) (3,181,905)
Sustainable Balanced ......... 3,200,082 1,790,801 — 24,243,066 — (666,033) 28,567,916
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 178,703,264 $ 46,627,171 $ (6,320,489) $ 40,306,682
Capital Appreciation ............................................... 135,205,979 122,947,253 (2,783,293) 120,163,960
Global Allocation .................................................. 135,609,008 16,974,224 (10,189,923) 6,784,301
High Yield ...................................................... 20,542,334 421,448 (333,280) 88,168
Sustainable Balanced .............................................. 438,065,935 51,947,956 (27,552,146) 24,395,810

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

9. BANK BORROWINGS
Each Company, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
As of period end, Capital Appreciation’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 20 .4%
Software ........................................................................................................... 16 .6
Interactive Media & Services .............................................................................................. 10 .2
Broadline Retail ....................................................................................................... 10 .2
Technology Hardware, Storage & Peripherals ................................................................................... 8 .5
Financial Services ..................................................................................................... 5 .0
Other
(a)
............................................................................................................. 29 .1
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 66,740 $ 1,997,452 99,170 $ 2,319,502
Shares issued in reinvestment of distributions .................. 1,046,798 30,086,035 198,690 4,991,092
Shares redeemed
(779,946) (22,791,090) (855,191) (19,868,479)
333,592 $ 9,292,397 (557,331) $ (12,557,885)
Capital Appreciation
Shares sold 85,505 $ 4,566,779 72,761 $ 2,871,968
Shares issued in reinvestment of distributions .................. 256,855 15,400,888 115,902 5,361,092
Shares redeemed
(492,628) (27,039,561) (493,134) (19,810,088)
(150,268) $ (7,071,894) (304,471) $ (11,577,028)
Global Allocation
Shares sold 154,536 $ 2,485,833 103,811 $ 1,507,077
Shares issued in reinvestment of distributions .................. 922,677 14,104,809 276,350 4,183,933
Shares redeemed
(1,113,970) (17,684,571) (1,148,215) (16,560,038)
(36,757) $ (1,093,929) (768,054) $ (10,869,028)
Government Money Market
Shares sold 55,330,094 $ 55,330,094 74,943,421 $ 74,943,421
Shares issued in reinvestment of distributions .................. 5,364,201 5,364,201 4,927,928 4,927,928
Shares redeemed
(68,104,479) (68,104,479) (58,467,367) (58,467,367)
(7,410,184) $ (7,410,184) 21,403,982 $ 21,403,982
High Yield
Shares sold 88,750 $ 447,034 748,894 $ 3,609,726
Shares issued in reinvestment of distributions .................. 281,613 1,416,559 269,753 1,298,640
Shares redeemed
(582,704) (2,926,810) (873,791) (4,182,325)
(212,341) $ (1,063,217) 144,856 $ 726,041
Sustainable Balanced
Shares sold 321,174 $ 5,218,055 235,977 $ 3,526,284
Shares issued in reinvestment of distributions .................. 3,142,052 49,952,122 948,567 14,721,516
Shares redeemed
(3,045,341) (50,519,706) (3,248,754) (48,148,577)
417,885 $ 4,650,471 (2,064,210) $ (29,900,777)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio, BlackRock
Government Money Market Portfolio, BlackRock Sustainable Balanced Portfolio, and BlackRock High Yield Portfolio, and the Board of Directors of BlackRock Series Fund,
Inc. and BlackRock Series Fund II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio,
BlackRock Global Allocation Portfolio, BlackRock Government Money Market Portfolio, and BlackRock Sustainable Balanced Portfolio of BlackRock Series Fund, Inc., and
of BlackRock High Yield Portfolio of BlackRock Series Fund II, Inc. (collectively, the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights are consolidated for BlackRock Global Allocation Portfolio.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(c)
New York, NY 10019
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock Sustainable Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Sustainable Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-537-4942
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Government agency. BlackRock Government Money Market Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960.
BlackRock Government Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the
Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: February 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: February 17, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: February 17, 2025